                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                  MAY 1, 2002

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2002 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.

VA-262-02

                               TABLE OF CONTENTS

                                                               PAGE
                                                              ------
The Company.................................................  II-3
Services Relating to the Variable Account...................  II-3
Performance Comparisons.....................................  II-3
Calculation of Performance Data.............................  II-4
Net Investment Factor.......................................  II-143
Annuity Payments............................................  II-143
Hypothetical Illustrations of Annuity Payouts...............  II-145
Historical Illustrations of Annuity Payouts.................  II-151
Accumulation Unit Values (Condensed Financial
  Information)..............................................  II-167
The Fixed Account...........................................  II-189
Experts.....................................................  II-189
Legal Matters...............................................  II-189
Appendix A..................................................  II-191
Financial Statements........................................  F-1

                                  THE COMPANY

     New England Life Insurance Company ("The Company" or "NELICO") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

     Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1999, 2000 and 2001, the Company paid commissions in the amount of $16,053,475, $15,592,947, and $16,986,480 respectively.

                            PERFORMANCE COMPARISONS

     Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

     The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     The tables below illustrate hypothetical average annual total returns for each subaccount on a Class-specific basis for the periods shown, based on the actual investment experience of the subaccounts, the New England Zenith Fund, the Metropolitan Series Fund Inc., the Met Investors Series Trust and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.

     The Variable Account was not established until July 1994. The Contracts were not available before June 1, 2001. The following Series of New England Zenith Fund ("Zenith Fund") commenced operations as follows: State Street Research Money Market Series and State Street Research Bond Income Series, August 26, 1983 (formerly Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series, respectively); Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Focused Value Series (formerly the Harris Oakmark Mid Cap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and FI Structured Equity Series (formerly the Westpeak Growth and Income Series), April 30, 1993. The following Portfolios of Metropolitan Series Fund, Inc. ("Metropolitan Fund") commenced operations as follows: Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, May 1, 1991; Russell 2000 Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available). MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000. Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001. The following Portfolios of Met Investors Series Trust ("Met Investors Series") commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of the American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit: 1.50% for the Standard Class; 1.85% for the B Plus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Contract Administrative Fee from the Contract Value. For purposes of this calculation, the maximum Contract Administrative Fee of $30 is deducted. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Withdrawal Charge and the portion of the $30 Contract Administrative Fee which would be deducted upon withdrawal on December 31, 2001 to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on December 31, 2001. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund shown is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

STANDARD CLASS
--------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.91%
5 Years.....................................................       2.60%
Since Inception of the Subaccount...........................       3.06%

     For purchase payment allocated to the State Street Research Bond Income Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.03%
5 Years.....................................................       4.70%
Since Inception of the Subaccount...........................       5.93%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.82%
5 Years.....................................................       3.25%
Since Inception of the Subaccount...........................       6.28%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.92%
5 Years.....................................................       4.24%
Since Inception of the Subaccount...........................       4.88%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.62%
5 Years.....................................................      -0.02%
Since Inception of the Subaccount...........................       4.43%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.53%
5 Years.....................................................      11.18%
Since Inception of the Subaccount...........................      14.34%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

---------------------------

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.73%
5 Years.....................................................       9.40%
Since Inception of the Subaccount...........................      14.09%

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.64%
5 Years.....................................................       8.96%
Since Inception of the Subaccount...........................      12.10%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.61%
5 Years.....................................................       6.78%
Since Inception of the Subaccount...........................      12.34%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.03%
Since Inception of the Subaccount...........................     -10.26%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.71%
Since Inception of the Subaccount...........................      -9.44%

     For purchase payment allocated to the FI Structured Equity Series
Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................       5.79%
Since Inception of the Subaccount...........................      10.41%

     For purchase payment allocated to the Putnam Large Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.72%
Since Inception of the Subaccount...........................     -36.62%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.41%
Since Inception of the Subaccount...........................     -21.42%

---------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

---------------------------

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.78%

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -44.58%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.14%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.54%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.58%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.91%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.55%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.15%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.13%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.47%

---------------------------

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.57%

     For purchase payment allocated to the Janus Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.06%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.31%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -7.81%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       6.19%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.10%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.20%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.02%

     For purchase payment allocated to the MFS Mid Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.03%

B PLUS CLASS
------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.20%
5 Years.....................................................       2.74%
Since Inception of the Subaccount...........................       3.08%

     For purchase payment allocated to the State Street Research Bond Income Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.86%
5 Years.....................................................       4.87%
Since Inception of the Subaccount...........................       5.99%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.00%
5 Years.....................................................       3.40%
Since Inception of the Subaccount...........................       6.34%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.10%
5 Years.....................................................       4.40%
Since Inception of the Subaccount...........................       4.93%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.39%
5 Years.....................................................       0.07%
Since Inception of the Subaccount...........................       4.47%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.40%
5 Years.....................................................      11.45%
Since Inception of the Subaccount...........................      14.48%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.59%
5 Years.....................................................       9.64%
Since Inception of the Subaccount...........................      14.24%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as the sub-adviser.

------------------------

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      21.21%
5 Years.....................................................       9.19%
Since Inception of the Subaccount...........................      12.22%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.44%
5 Years.....................................................       6.98%
Since Inception of the Subaccount...........................      12.47%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.95%
Since Inception of the Subaccount...........................      -9.85%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.69%
Since Inception of the Subaccount...........................      -9.02%

     For purchase payment allocated to the FI Structured Equity Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.17%
5 Years.....................................................       5.98%
Since Inception of the Subaccount...........................      10.52%

     For purchase payment allocated to the Putnam Large Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -35.84%
Since Inception of the Subaccount...........................     -36.01%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.39%
Since Inception of the Subaccount...........................     -20.73%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.97%

---------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -43.79%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.03%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.08%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -27.56%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -7.47%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.31%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -6.53%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.92%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.11%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -14.29%

------------------------

     For purchase payment allocated to the Janus Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -26.96%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.06%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -6.24%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       8.33%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       1.96%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -30.15%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.78%

     For purchase payment allocated to the MFS Mid Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -20.84%

C CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.73%
5 Years.....................................................       2.88%
Since Inception of the Subaccount...........................       2.92%

     For purchase payment allocated to the State Street Research Bond Income Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.59%
5 Years.....................................................       4.92%
Since Inception of the Subaccount...........................       5.75%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.81%
5 Years.....................................................       3.51%
Since Inception of the Subaccount...........................       6.10%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.71%
5 Years.....................................................       4.47%
Since Inception of the Subaccount...........................       4.72%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.36%
5 Years.....................................................       0.34%
Since Inception of the Subaccount...........................       4.27%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.77%
5 Years.....................................................      11.26%
Since Inception of the Subaccount...........................      14.06%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.91%
5 Years.....................................................       9.51%
Since Inception of the Subaccount...........................      13.82%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as the sub-adviser.

------------------

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      25.20%
5 Years.....................................................       9.08%
Since Inception of the Subaccount...........................      11.84%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.64%
5 Years.....................................................       6.95%
Since Inception of the Subaccount...........................      12.09%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.52%
Since Inception of the Subaccount...........................      -8.62%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.54%
Since Inception of the Subaccount...........................      -7.78%

     For purchase payment allocated to the FI Structured Equity Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.65%
5 Years.....................................................       5.99%
Since Inception of the Subaccount...........................      10.18%

     For purchase payment allocated to the Putnam Large Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -32.20%
Since Inception of the Subaccount...........................     -34.96%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.21%
Since Inception of the Subaccount...........................     -19.18%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       3.88%

---------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -40.60%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.56%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.96%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -23.46%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.37%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -12.62%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -1.47%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.39%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.96%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.43%

------------------

     For purchase payment allocated to the Janus Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.83%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -12.36%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -1.20%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      12.82%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       6.70%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -26.20%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -13.12%

     For purchase payment allocated to the MFS Mid Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.36%

L CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.17%
5 Years.....................................................       2.99%
Since Inception of the Subaccount...........................       3.03%

     For purchase payment allocated to the State Street Research Bond Income Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.30%
5 Years.....................................................       5.03%
Since Inception of the Subaccount...........................       5.85%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.09%
5 Years.....................................................       3.62%
Since Inception of the Subaccount...........................       6.20%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.18%
5 Years.....................................................       4.58%
Since Inception of the Subaccount...........................       4.82%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.84%
5 Years.....................................................       0.44%
Since Inception of the Subaccount...........................       4.37%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.73%
5 Years.....................................................      11.37%
Since Inception of the Subaccount...........................      14.18%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.93%
5 Years.....................................................       9.62%
Since Inception of the Subaccount...........................      13.93%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.32%
5 Years.....................................................       9.19%
Since Inception of the Subaccount...........................      11.95%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.82%
5 Years.....................................................       7.06%
Since Inception of the Subaccount...........................      12.20%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.22%
Since Inception of the Subaccount...........................     -10.15%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.89%
Since Inception of the Subaccount...........................      -9.33%

     For purchase payment allocated to the FI Structured Equity Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.48%
5 Years.....................................................       6.09%
Since Inception of the Subaccount...........................      10.29%

     For purchase payment allocated to the Putnam Large Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.88%
Since Inception of the Subaccount...........................     -36.78%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.59%
Since Inception of the Subaccount...........................     -21.62%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.03%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -44.71%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.33%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.69%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.75%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.12%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.69%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.31%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.26%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.62%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.72%

-------------------

     For purchase payment allocated to the Janus Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.18%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.44%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.03%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       5.92%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.20%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.32%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.15%

     For purchase payment allocated to the MFS Mid Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.16%

P CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.81%
5 Years.....................................................       2.39%
Since Inception of the Subaccount...........................       2.94%

     For purchase payment allocated to the State Street Research Bond Income Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.92%
5 Years.....................................................       4.51%
Since Inception of the Subaccount...........................       5.84%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.72%
5 Years.....................................................       3.04%
Since Inception of the Subaccount...........................       6.20%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.81%
5 Years.....................................................       4.04%
Since Inception of the Subaccount...........................       4.78%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.47%
5 Years.....................................................      -0.28%
Since Inception of the Subaccount...........................       4.32%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.32%
5 Years.....................................................      11.07%
Since Inception of the Subaccount...........................      14.33%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.52%
5 Years.....................................................       9.27%
Since Inception of the Subaccount...........................      14.08%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      17.77%
5 Years.....................................................       8.82%
Since Inception of the Subaccount...........................      12.07%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.42%
5 Years.....................................................       6.62%
Since Inception of the Subaccount...........................      12.32%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.78%
Since Inception of the Subaccount...........................     -10.84%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Subaccount...........................     -10.02%

     For purchase payment allocated to the FI Structured Equity Subaccount*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................       5.62%
Since Inception of the Subaccount...........................      10.37%

     For purchase payment allocated to the Putnam Large Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -37.34%
Since Inception of the Subaccount...........................     -37.19%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
Since Inception of the Subaccount...........................     -22.20%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.69%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisers, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -45.12%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.91%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.45%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -29.29%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.80%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.37%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.08%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.92%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -11.38%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.43%

-------------------

     For purchase payment allocated to the Janus Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.79%

     For purchase payment allocated to the Franklin Templetion Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.13%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.71%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       5.30%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.98%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.89%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.83%

     For purchase payment allocated to the MFS Mid Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.82%

STANDARD CLASS
--------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.91%
5 Years.....................................................       2.60%
10 Years....................................................       2.83%
Since Inception of the Fund.................................       4.27%

     For purchase payment allocated to the State Street Research Bond Income Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.03%
5 Years.....................................................       4.70%
10 Years....................................................       5.83%
Since Inception of the Fund.................................       7.54%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.82%
5 Years.....................................................       3.25%
Since Inception of the Fund.................................       6.47%

     For purchase payment allocated to the Salomon Brothers U.S. Government
Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.92%
5 Years.....................................................       4.24%
Since Inception of the Fund.................................       5.39%

     For purchase payment allocated to the Balanced Series**

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.62%
5 Years.....................................................      -0.02%
Since Inception of the Fund.................................       5.34%

     For purchase payment allocated to the Alger Equity Growth Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.53%
5 Years.....................................................      11.18%
Since Inception of the Fund.................................      14.81%

     For purchase payment allocated to the Davis Venture Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.73%
5 Years.....................................................       9.40%
Since Inception of the Fund.................................      14.31%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

--------------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.64%
5 Years.....................................................       8.96%
Since Inception of the Fund.................................      11.57%

     For purchase payment allocated to the Loomis Sayles Small Cap Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.61%
5 Years.....................................................       6.78%
Since Inception of the Fund.................................      10.93%

     For purchase payment allocated to the MFS Investors Trust Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.03%
Since Inception of the Fund.................................      -8.79%

     For purchase payment allocated to the MFS Research Managers Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.71%
Since Inception of the Fund.................................      -6.93%

     For purchase payment allocated to the FI Structured Equity Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................       5.79%
Since Inception of the Fund.................................      10.20%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.25%
Since Inception of the Fund.................................       2.38%

     For purchase payment allocated to the Janus Mid Cap Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.22%
Since Inception of the Fund.................................       8.74%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

--------------------------

     For purchase payment allocated to the MetLife Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.88%
5 Years.....................................................       7.44%
10 Years....................................................      10.34%
Since Inception of the Fund.................................      11.14%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.96%
Since Inception of the Fund.................................      12.45%

     For purchase payment allocated to the Putnam Large Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.72%
Since Inception of the Fund.................................     -36.62%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.10%
Since Inception of the Fund.................................      -6.52%

     For purchase payment allocated to the Putnam International Stock Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.41%
5 Years.....................................................      -2.53%
10 Years....................................................       1.42%
Since Inception of the Fund.................................       1.10%

     For purchase payment allocated to the Russell 2000 Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.56%
Since Inception of the Fund.................................       4.02%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.15%
5 Years.....................................................       6.20%
10 Years....................................................       9.78%
Since Inception of the Fund.................................      10.39%

--------------------------

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.90%
5 Years.....................................................       3.36%
Since Inception of the Fund.................................       5.15%

     For purchase payment allocated to the American Funds Growth Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -25.28%
5 Years.....................................................      16.20%
10 Years....................................................      14.26%
Since Inception of the Fund.................................      14.11%

     For purchase payment allocated to the American Funds Growth-Income Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.31%
5 Years.....................................................      10.26%
10 Years....................................................      11.34%
Since Inception of the Fund.................................      12.24%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.44%
Since Inception of the Fund.................................       7.14%

     For purchase payment allocated to the Janus Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.06%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.31%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.81%
Since Inception of the Fund.................................      -1.84%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       7.10%
Since Inception of the Fund.................................      21.68%

------------
* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

--------------------------

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.01%

     For purchase payment allocated to the PIMCO Innovation Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.42%

     For purchase payment allocated to the MFS Research International Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -21.29%

     For purchase payment allocated to the MFS Mid Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -23.52%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.41%
Since Inception of the Fund.................................       2.98%

B PLUS CLASS
------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.20%
5 Years.....................................................       2.74%
10 Years....................................................       2.91%
Since Inception of the Fund.................................       4.31%

     For purchase payment allocated to the State Street Research Bond Income Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.86%
5 Years.....................................................       4.87%
10 Years....................................................       5.91%
Since Inception of the Fund.................................       7.59%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.00%
5 Years.....................................................       3.40%
Since Inception of the Fund.................................       6.51%

     For purchase payment allocated to the Salomon Brothers U.S. Government
Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.10%
5 Years.....................................................       4.40%
Since Inception of the Fund.................................       5.42%

     For purchase payment allocated to the Balanced Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.39%
5 Years.....................................................       0.07%
Since Inception of the Fund.................................       5.37%

     For purchase payment allocated to the Alger Equity Growth Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.40%
5 Years.....................................................      11.45%
Since Inception of the Fund.................................      14.93%

     For purchase payment allocated to the Davis Venture Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.59%
5 Years.....................................................       9.64%
Since Inception of the Fund.................................      14.42%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

------------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      21.21%
5 Years.....................................................       9.19%
Since Inception of the Fund.................................      11.60%

     For purchase payment allocated to the Loomis Sayles Small Cap Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.44%
5 Years.....................................................       6.98%
Since Inception of the Fund.................................      10.99%

     For purchase payment allocated to the MFS Investors Trust Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.95%
Since Inception of the Fund.................................      -8.42%

     For purchase payment allocated to the MFS Research Managers Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.69%
Since Inception of the Fund.................................      -6.56%

     For purchase payment allocated to the FI Structured Equity Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.17%
5 Years.....................................................       5.98%
Since Inception of the Fund.................................      10.21%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.45%
Since Inception of the Fund.................................       2.80%

     For purchase payment allocated to the Janus Mid Cap Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -42.42%
Since Inception of the Fund.................................       8.98%

     For purchase payment allocated to the MetLife Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.77%
5 Years.....................................................       7.65%
10 Years....................................................      10.43%
Since Inception of the Fund.................................      11.22%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.71%
Since Inception of the Fund.................................      13.05%

     For purchase payment allocated to the Putnam Large Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -35.84%
Since Inception of the Fund.................................     -36.01%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
Since Inception of the Fund.................................      -6.25%

     For purchase payment allocated to the Putnam International Stock Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.39%
5 Years.....................................................      -2.47%
10 Years....................................................       1.49%
Since Inception of the Fund.................................       1.17%

     For purchase payment allocated to the Russell 2000 Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.10%
Since Inception of the Fund.................................       4.48%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.09%
5 Years.....................................................       6.39%
10 Years....................................................       9.86%
Since Inception of the Fund.................................      10.44%

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.19%
5 Years.....................................................       3.51%
Since Inception of the Fund.................................       5.27%

     For purchase payment allocated to the American Funds Growth Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.23%
5 Years.....................................................      16.52%
10 Years....................................................      14.35%
Since Inception of the Fund.................................      14.16%

------------
* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

------------------------

     For purchase payment allocated to the American Funds Growth-Income Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.65%
5 Years.....................................................      10.51%
10 Years....................................................      11.42%
Since Inception of the Fund.................................      12.29%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.32%
Since Inception of the Fund.................................       7.54%

     For purchase payment allocated to the Janus Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -26.96%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -17.06%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.49%
Since Inception of the Fund.................................      -0.66%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.24%
Since Inception of the Fund.................................      23.51%

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................       1.97%

     For purchase payment allocated to the PIMCO Innovation Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -42.60%

     For purchase payment allocated to the MFS Research International Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -20.14%

     For purchase payment allocated to the MFS Mid Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.42%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.02%
Since Inception of the Fund.................................       3.42%

C CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.73%
5 Years.....................................................       2.88%
10 Years....................................................       2.47%
Since Inception of the Fund.................................       3.90%

     For purchase payment allocated to the State Street Research Bond Income Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.59%
5 Years.....................................................       4.92%
10 Years....................................................       5.46%
Since Inception of the Fund.................................       7.17%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.81%
5 Years.....................................................       3.51%
Since Inception of the Fund.................................       6.09%

     For purchase payment allocated to the Salomon Brothers U.S. Government
Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.71%
5 Years.....................................................       4.47%
Since Inception of the Fund.................................       5.03%

     For purchase payment allocated to the Balanced Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.36%
5 Years.....................................................       0.34%
Since Inception of the Fund.................................       4.97%

     For purchase payment allocated to the Alger Equity Growth Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.77%
5 Years.....................................................      11.26%
Since Inception of the Fund.................................      14.41%

     For purchase payment allocated to the Davis Venture Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.91%
5 Years.....................................................       9.51%
Since Inception of the Fund.................................      13.91%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      25.20%
5 Years.....................................................       9.08%
Since Inception of the Fund.................................      11.19%

     For purchase payment allocated to the Loomis Sayles Small Cap Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.64%
5 Years.....................................................       6.95%
Since Inception of the Fund.................................      10.54%

     For purchase payment allocated to the MFS Investors Trust Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.52%
Since Inception of the Fund.................................      -7.25%

     For purchase payment allocated to the MFS Research Managers Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.54%
Since Inception of the Fund.................................      -5.34%

     For purchase payment allocated to the FI Structured Equity Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.65%
5 Years.....................................................       5.99%
Since Inception of the Fund.................................       9.81%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.38%
Since Inception of the Fund.................................       3.35%

     For purchase payment allocated to the Janus Mid Cap Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -39.15%
Since Inception of the Fund.................................       8.89%

     For purchase payment allocated to the MetLife Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.22%
5 Years.....................................................       7.59%
10 Years....................................................       9.96%
Since Inception of the Fund.................................      10.75%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.58%
Since Inception of the Fund.................................      13.15%

     For purchase payment allocated to the Putnam Large Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -32.20%
Since Inception of the Fund.................................     -34.96%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.03%
Since Inception of the Fund.................................      -5.51%

     For purchase payment allocated to the Putnam International Stock Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.21%
5 Years.....................................................      -2.16%
10 Years....................................................       1.06%
Since Inception of the Fund.................................       0.75%

     For purchase payment allocated to the Russell 2000 Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.02%
Since Inception of the Fund.................................       4.95%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.72%
5 Years.....................................................       6.38%
10 Years....................................................       9.39%
Since Inception of the Fund.................................      10.01%

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.74%
5 Years.....................................................       3.72%
Since Inception of the Fund.................................       5.16%

---------------

* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.93%
5 Years.....................................................      16.18%
10 Years....................................................      13.86%
Since Inception of the Fund.................................      13.71%

     For purchase payment allocated to the American Funds Growth-Income Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.33%
5 Years.....................................................      10.35%
10 Years....................................................      10.95%
Since Inception of the Fund.................................      11.85%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.74%
Since Inception of the Fund.................................       7.77%

     For purchase payment allocated to the Janus Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.83%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -12.36%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.36%
Since Inception of the Fund.................................       1.42%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      13.69%
Since Inception of the Fund.................................      24.51%

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................       6.70%

     For purchase payment allocated to the PIMCO Innovation Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -39.35%

-------------------

     For purchase payment allocated to the MFS Research International Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -15.62%

     For purchase payment allocated to the MFS Mid Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.02%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      16.01%
Since Inception of the Fund.................................       3.95%

L CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.17%
5 Years.....................................................       2.99%
10 Years....................................................       2.57%
Since Inception of the Fund.................................       4.01%

     For purchase payment allocated to the State Street Research Bond Income Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.30%
5 Years.....................................................       5.03%
10 Years....................................................       5.57%
Since Inception of the Fund.................................       7.28%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.09%
5 Years.....................................................       3.62%
Since Inception of the Fund.................................       6.20%

     For purchase payment allocated to the Salomon Brothers U.S. Government
Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.18%
5 Years.....................................................       4.58%
Since Inception of the Fund.................................       5.13%

     For purchase payment allocated to the Balanced Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.84%
5 Years.....................................................       0.44%
Since Inception of the Fund.................................       5.08%

     For purchase payment allocated to the Alger Equity Growth Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.73%
5 Years.....................................................      11.37%
Since Inception of the Fund.................................      14.53%

     For purchase payment allocated to the Davis Venture Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.93%
5 Years.....................................................       9.62%
Since Inception of the Fund.................................      14.02%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.32%
5 Years.....................................................       9.19%
Since Inception of the Fund.................................      11.30%

     For purchase payment allocated to the Loomis Sayles Small Cap Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.82%
5 Years.....................................................       7.06%
Since Inception of the Fund.................................      10.65%

     For purchase payment allocated to the MFS Investors Trust Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.22%
Since Inception of the Fund.................................      -8.71%

     For purchase payment allocated to the MFS Research Managers Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.89%
Since Inception of the Fund.................................      -6.84%

     For purchase payment allocated to the FI Structured Equity Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.48%
5 Years.....................................................       6.09%
Since Inception of the Fund.................................       9.92%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.52%
Since Inception of the Fund.................................       3.46%

     For purchase payment allocated to the Janus Mid Cap Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.36%
Since Inception of the Fund.................................       9.00%

     For purchase payment allocated to the MetLife Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.08%
5 Years.....................................................       7.70%
10 Years....................................................      10.07%
Since Inception of the Fund.................................      10.87%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.18%
Since Inception of the Fund.................................      13.26%

     For purchase payment allocated to the Putnam Large Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.88%
Since Inception of the Fund.................................     -36.78%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.28%
Since Inception of the Fund.................................      -5.41%

     For purchase payment allocated to the Putnam International Stock Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.59%
5 Years.....................................................      -2.06%
10 Years....................................................       1.20%
Since Inception of the Fund.................................       0.85%

     For purchase payment allocated to the Russell 2000 Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.79%
Since Inception of the Fund.................................       5.06%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.34%
5 Years.....................................................       6.49%
10 Years....................................................       9.50%
Since Inception of the Fund.................................      10.12%

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.16%
5 Years.....................................................       3.72%
Since Inception of the Fund.................................       5.26%

------------
* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -25.47%
5 Years.....................................................      16.30%
10 Years....................................................      13.98%
Since Inception of the Fund.................................      13.83%

     For purchase payment allocated to the American Funds Growth-Income Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.57%
5 Years.....................................................      10.46%
10 Years....................................................      11.06%
Since Inception of the Fund.................................      11.96%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.64%
Since Inception of the Fund.................................       7.87%

     For purchase payment allocated to the Janus Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.18%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.44%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.04%
Since Inception of the Fund.................................      -2.10%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.81%
Since Inception of the Fund.................................      21.36%

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.18%

     For purchase payment allocated to the PIMCO Innovation Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.55%

-------------------

     For purchase payment allocated to the MFS Research International Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -21.46%

     For purchase payment allocated to the MFS Mid Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -23.69%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.12%
Since Inception of the Fund.................................       4.04%

P CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.81%
5 Years.....................................................       2.39%
10 Years....................................................       2.93%
Since Inception of the Fund.................................       4.37%

     For purchase payment allocated to the State Street Research Bond Income Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.92%
5 Years.....................................................       4.51%
10 Years....................................................       5.94%
Since Inception of the Fund.................................       7.65%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.72%
5 Years.....................................................       3.04%
Since Inception of the Fund.................................       6.32%

     For purchase payment allocated to the Salomon Brothers U.S. Government
Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.81%
5 Years.....................................................       4.04%
Since Inception of the Fund.................................       5.23%

     For purchase payment allocated to the Balanced Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.47%
5 Years.....................................................      -0.28%
Since Inception of the Fund.................................       5.17%

     For purchase payment allocated to the Alger Equity Growth Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.32%
5 Years.....................................................      11.07%
Since Inception of the Fund.................................      14.77%

     For purchase payment allocated to the Davis Venture Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.52%
5 Years.....................................................       9.27%
Since Inception of the Fund.................................      14.26%

------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      17.77%
5 Years.....................................................       8.82%
Since Inception of the Fund.................................      11.60%

     For purchase payment allocated to the Loomis Sayles Small Cap Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.42%
5 Years.....................................................       6.62%
Since Inception of the Fund.................................      10.86%

     For purchase payment allocated to the MFS Investors Trust Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.78%
Since Inception of the Fund.................................      -9.34%

     For purchase payment allocated to the MFS Research Managers Series

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Fund.................................      -7.49%

     For purchase payment allocated to the FI Structured Equity Series*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................       5.62%
Since Inception of the Fund.................................      10.21%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.15%
Since Inception of the Fund.................................       1.94%

     For purchase payment allocated to the Janus Mid Cap Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.77%
Since Inception of the Fund.................................       8.58%

     For purchase payment allocated to the MetLife Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.65%
5 Years.....................................................       7.28%
10 Years....................................................      10.45%
Since Inception of the Fund.................................      11.25%

------------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.83%
Since Inception of the Fund.................................      12.12%

     For purchase payment allocated to the Putnam Large Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -37.34%
Since Inception of the Fund.................................     -37.19%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.80%
Since Inception of the Fund.................................      -6.98%

     For purchase payment allocated to the Putnam International Stock Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
5 Years.....................................................      -2.79%
10 Years....................................................       1.52%
Since Inception of the Fund.................................       1.20%

     For purchase payment allocated to the Russell 2000 Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.45%
Since Inception of the Fund.................................       3.60%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.89%
5 Years.....................................................       6.03%
10 Years....................................................       9.89%
Since Inception of the Fund.................................      10.50%

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.80%
5 Years.....................................................       3.15%
Since Inception of the Fund.................................       5.01%

---------------
* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.01%
5 Years.....................................................      16.13%
10 Years....................................................      14.38%
Since Inception of the Fund.................................      14.23%

     For purchase payment allocated to the American Funds Growth-Income Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.21%
5 Years.....................................................      10.13%
10 Years....................................................      11.45%
Since Inception of the Fund.................................      12.35%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.22%
Since Inception of the Fund.................................       6.84%

     For purchase payment allocated to the Janus Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.79%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -19.13%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.69%
Since Inception of the Fund.................................      -2.96%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.21%
Since Inception of the Fund.................................      20.71%

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.87%

     For purchase payment allocated to the PIMCO Innovation Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.98%

-------------------

     For purchase payment allocated to the MFS Research International Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.06%

     For purchase payment allocated to the MFS Mid Cap Growth Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -24.28%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       8.53%
Since Inception of the Fund.................................       2.55%

     The following chart illustrates what would have been the growth and value of a $10,000 purchase payment for each Class if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund:
September 1, 1983 for State Street Research Money Market Series and State Street Research Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Focused Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for FI Structured Equity Series; (ii) for the following Portfolios of the Metropolitan Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; May 1, 1991 for Putnam International Stock Portfolio; December 1, 1998 for Russell 2000 Index Portfolio; July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; and May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios;
(iii) for the following Portfolio of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios; and (iv) for the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on withdrawal. For each Class during the period when the Withdrawal Charge applies, the percentage return on Withdrawal Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Withdrawal Value reflects not only investment experience but also the annual reduction in the applicable Withdrawal Charge. In the first two charts, the Contract Value and Withdrawal Value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on withdrawal.

     In the third and fourth charts, the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year is divided by the beginning Contract Value or Withdrawal Value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Withdrawal Value and dividing it by $10,000. The annual effective rate of return for each Class in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted on withdrawal.

     We may also provide similar illustrations based on other purchase payment methods, such as period investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                      INVESTMENT RESULTS -- STANDARD CLASS

                                                         CONTRACT VALUE(1)
                         ----------------------------------------------------------------------------------
                                                          SALOMON
                         STATE STREET   STATE STREET     BROTHERS       SALOMON
                           RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER
                            MONEY           BOND           BOND           U.S.                     EQUITY
                          MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH
                         ------------   ------------   -------------   ----------   ----------   ----------
As of December 31:
  1983.................   $10,245.13     $10,325.28
  1984.................    11,115.91      11,391.80
  1985.................    11,795.04      13,263.14
  1986.................    12,348.61      14,935.51
  1987.................    12,895.94      14,978.69
  1988.................    13,594.41      15,919.97
  1989.................    14,564.96      17,537.51
  1990.................    15,453.05      18,592.51
  1991.................    16,098.14      21,520.44
  1992.................    16,388.89      22,844.72
  1993.................    16,553.11      25,248.68
  1994.................    16,882.34      23,949.87     $ 9,834.48     $10,033.64   $ 9,963.87   $ 9,690.61
  1995.................    17,505.43      28,492.63      11,519.29      11,322.91    12,201.35    14,146.20
  1996.................    18,051.41      29,252.34      12,926.09      11,475.36    14,000.54    15,718.00
  1997.................    18,654.90      31,843.94      14,092.55      12,212.86    15,969.24    19,390.51
  1998.................    19,266.01      34,091.18      14,112.99      12,894.53    17,106.39    28,143.81
  1999.................    19,841.58      33,312.66      14,050.11      12,683.58    15,941.70    37,096.23
  2000.................    20,681.32      35,370.87      14,783.66      13,746.39    15,352.20    31,471.86
  2001.................    21,100.08      37,836.14      15,531.87      14,426.85    14,406.68    27,222.28

                            CONTRACT VALUE(1)
                         -----------------------

                                        HARRIS
                           DAVIS       OAKMARK
                          VENTURE      FOCUSED
                           VALUE        VALUE
                         ----------   ----------
As of December 31:
  1983.................
  1984.................
  1985.................
  1986.................
  1987.................
  1988.................
  1989.................
  1990.................
  1991.................
  1992.................
  1993.................               $11,347.29
  1994.................  $ 9,624.63    11,101.31
  1995.................   13,158.62    14,198.83
  1996.................   16,246.99    16,391.64
  1997.................   21,309.58    18,882.64
  1998.................   23,943.65    17,535.09
  1999.................   27,651.62    17,279.79
  2000.................   29,746.26    20,437.61
  2001.................   25,984.95    25,664.68

                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                                                                                                         BROTHERS      HARRIS
                         LOOMIS        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SAYLES     INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                       SMALL CAP      TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                       $ 9,735.67
  1992...............                                                         8,571.71
  1993...............                                         $11,298.09     12,346.42
  1994...............  $ 9,571.68                              10,949.41     12,814.55
  1995...............   12,095.50                              14,662.03     12,680.80
  1996...............   15,512.31                              16,996.51     12,219.50
  1997...............   19,013.41                              22,277.43     11,706.18     $12,639.04
  1998...............   18,359.24                              27,239.41     14,081.64      16,999.49   $10,002.08   $ 9,803.65
  1999...............   23,752.04   $10,172.13   $11,850.15    29,269.45     16,105.45      37,177.98     9,664.11     8,947.05
  2000...............   24,561.53     9,957.35    11,202.97    27,280.54     14,206.78      25,104.08    10,552.73     9,865.01
  2001...............   22,014.63     8,221.84     8,690.55    23,085.59     11,073.60      15,319.32    11,032.69    11,462.02

                         CONTRACT VALUE(1)
                       ----------------------

                                     PUTNAM
                        METLIFE       LARGE
                         STOCK         CAP
                         INDEX       GROWTH
                       ----------   ---------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $10,071.88
  1991...............   12,813.12
  1992...............   13,491.39
  1993...............   14,496.44
  1994...............   14,380.65
  1995...............   19,309.09
  1996...............   23,236.68
  1997...............   30,134.64
  1998...............   37,936.19
  1999...............   45,002.24
  2000...............   40,062.94   $7,217.72
  2001...............   34,087.21    4,890.67

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                                NEUBERGER
                         MORGAN                  STATE STREET     BERMAN                                  AMERICAN       AMERICAN
                        STANLEY      RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN      FUNDS       FUNDS GLOBAL
                          EAFE         2000       INVESTMENT     MID CAP         BOND         FUNDS       GROWTH-         SMALL
                         INDEX        INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH       INCOME     CAPITALIZATION
                       ----------   ----------   ------------   ----------   ------------   ----------   ----------   --------------
As of December 31:
  1983...............                             $ 9,644.10
  1984...............                               9,496.66                                $ 9,990.77   $10,685.65
  1985...............                              12,546.30                                 11,725.56    14,339.48
  1986...............                              13,565.82                                 14,949.49    17,133.03
  1987...............                              14,262.41                                 15,807.47    16,860.69
  1988...............                              15,468.99                                 17,719.42    18,860.49
  1989...............                              20,058.58                                 22,738.66    23,135.23
  1990...............                              18,622.29                                 21,269.84    22,048.66
  1991...............                              24,312.05                                 27,744.39    26,766.33
  1992...............                              26,617.74                                 30,087.58    28,272.42
  1993...............                              29,891.98                                 34,261.15    31,074.50
  1994...............                              28,393.54                                 33,716.81    31,052.37
  1995...............                              37,109.49                                 43,998.38    40,435.42
  1996...............                              44,510.44                  $11,167.22     48,845.56    47,010.44
  1997...............                              56,124.87                   12,657.02     62,262.88    57,956.74
  1998...............  $10,541.80   $10,573.93     70,661.30    $10,527.84     13,184.79     82,708.63    67,222.05     $10,127.58
  1999...............   12,909.41    12,722.70     82,225.36     12,137.73     13,370.64    127,781.17    73,420.49      18,996.35
  2000...............   10,816.23    11,994.89     75,777.45     15,260.73     13,215.35    131,159.14    77,855.03      15,559.32
  2001...............    8,222.47    11,771.80     61,830.51     14,593.08     13,473.87    105,447.16    78,422.56      13,295.32

                                                                      CONTRACT VALUE(1)
                            -----------------------------------------------------------------------------------------------------
                             METLIFE       STATE                  FRANKLIN
                             MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                              STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                              INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                            ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983....................
  1984....................
  1985....................
  1986....................
  1987....................
  1988....................
  1989....................
  1990....................
  1991....................
  1992....................
  1993....................
  1994....................
  1995....................
  1996....................
  1997....................
  1998....................
  1999....................
  2000....................  $10,449.11   $12,093.26
  2001....................   10,112.53    13,779.38   $7,746.90   $8,797.08   $10,622.09   $7,250.76    $8,939.90     $8,977.59

                                                                    WITHDRAWAL VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983................   $ 9,497.97     $ 9,572.51
  1984................    10,545.91      10,821.80
  1985................    11,225.04      12,693.14
  1986................    11,868.61      14,455.51
  1987................    12,505.94      14,588.69
  1988................    13,294.41      15,619.97
  1989................    14,354.96      17,327.51
  1990................    15,423.05      18,562.51
  1991................    16,068.14      21,490.44
  1992................    16,358.89      22,814.72
  1993................    16,523.11      25,218.68                                                                        $10,522.98
  1994................    16,852.34      23,919.87     $ 9,116.06     $9,301.29    $ 9,236.39   $ 8,982.27   $ 8,920.90    10,531.31
  1995................    17,475.43      28,462.63      10,949.29     10,752.91     11,631.35    13,576.20    12,588.62    13,628.83
  1996................    18,021.41      29,222.34      12,356.09     10,905.36     13,430.54    15,148.00    15,676.99    15,911.64
  1997................    18,624.90      31,813.94      13,612.55     11,732.86     15,489.24    18,910.51    20,829.58    18,492.64
  1998................    19,236.01      34,061.18      13,722.99     12,504.53     16,716.39    27,753.81    23,553.65    17,235.09
  1999................    19,811.58      33,282.66      13,750.11     12,383.58     15,641.70    36,796.23    27,351.62    17,069.79
  2000................    20,651.32      35,340.87      14,573.66     13,536.39     15,142.20    31,261.86    29,536.26    20,407.61
  2001................    21,070.08      37,806.14      15,501.87     14,396.85     14,376.68    27,192.28    25,954.95    25,634.68

                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                      $ 9,024.17
  1992...............                                                        8,001.71
  1993...............                                        $10,477.23     11,776.42
  1994...............  $ 8,871.66                             10,379.41     12,334.55
  1995...............   11,525.50                             14,092.03     12,290.80
  1996...............   14,942.31                             16,516.51     11,919.50
  1997...............   18,533.41                             21,887.43     11,496.18     $11,809.04
  1998...............   17,969.24                             26,939.41     14,051.64      16,429.49   $ 9,271.94   $ 9,087.40
  1999...............   23,452.04   $9,430.08   $11,020.15    29,059.45     16,075.45      36,607.98     9,094.11     8,377.05
  2000...............   24,351.53    9,387.35    10,632.97    27,250.54     14,176.78      24,624.08     9,982.73     9,295.01
  2001...............   21,984.63    7,651.84     8,210.55    23,055.59     11,043.60      14,929.32    10,522.69    10,982.01

                        WITHDRAWAL VALUE(1)
                       ----------------------

                                     PUTNAM
                        METLIFE       LARGE
                         STOCK         CAP
                         INDEX       GROWTH
                       ----------   ---------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $ 9,336.85
  1991...............   12,243.12
  1992...............   12,921.39
  1993...............   14,016.44
  1994...............   13,990.65
  1995...............   19,009.09
  1996...............   23,026.68
  1997...............   30,104.64
  1998...............   37,906.19
  1999...............   44,972.24
  2000...............   40,032.94   $6,682.48
  2001...............   34,057.21    4,320.67

                                                     WITHDRAWAL VALUE(1)
                       --------------------------------------------------------------------------------
                                                                NEUBERGER
                         MORGAN                  STATE STREET     BERMAN
                        STANLEY      RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN
                          EAFE         2000       INVESTMENT     MID CAP         BOND          FUNDS
                         INDEX        INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH
                       ----------   ----------   ------------   ----------   ------------   -----------
As of December 31:
  1983...............                             $ 8,939.01
  1984...............                               8,926.66                                $  9,261.42
  1985...............                              11,976.30                                  11,155.56
  1986...............                              13,085.82                                  14,379.49
  1987...............                              13,872.41                                  15,327.47
  1988...............                              15,168.99                                  17,329.42
  1989...............                              19,848.58                                  22,438.66
  1990...............                              18,592.29                                  21,059.84
  1991...............                              24,282.05                                  27,714.39
  1992...............                              26,587.74                                  30,057.58
  1993...............                              29,861.98                                  34,231.15
  1994...............                              28,363.54                                  33,686.81
  1995...............                              37,079.49                                  43,968.38
  1996...............                              44,480.44                  $10,355.51      48,815.56
  1997...............                              56,094.87                   12,087.02      62,232.88
  1998...............  $ 9,773.87   $ 9,803.76     70,631.30    $ 9,760.89     12,614.79      82,678.63
  1999...............   12,339.41    12,152.70     82,195.36     11,567.73     12,890.64     127,751.17
  2000...............   10,246.23    11,424.89     75,747.45     14,690.73     12,825.35     131,129.14
  2001...............    7,742.47    11,291.80     61,800.51     14,113.08     13,173.87     105,417.16

                           WITHDRAWAL VALUE(1)
                       ---------------------------

                        AMERICAN       AMERICAN
                         FUNDS       FUNDS GLOBAL
                        GROWTH-         SMALL
                         INCOME     CAPITALIZATION
                       ----------   --------------
As of December 31:
  1983...............
  1984...............  $ 9,907.66
  1985...............   13,769.48
  1986...............   16,563.03
  1987...............   16,380.69
  1988...............   18,470.49
  1989...............   22,835.23
  1990...............   21,838.66
  1991...............   26,736.33
  1992...............   28,242.42
  1993...............   31,044.50
  1994...............   31,022.37
  1995...............   40,405.42
  1996...............   46,980.44
  1997...............   57,926.74
  1998...............   67,192.05     $ 9,388.65
  1999...............   73,390.49      18,426.35
  2000...............   77,825.03      14,989.32
  2001...............   78,392.56      12,815.32

                                                                      WITHDRAWAL VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                   FRANKLIN
                               METLIFE      STATE                  TEMPLETON
                               MID CAP      STREET                   SMALL       PIMCO                     MFS           MFS
                                STOCK      RESEARCH      JANUS        CAP        TOTAL       PIMCO       MID CAP      RESEARCH
                                INDEX       AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                              ---------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................  $9,687.67   $11,263.26
  2001......................   9,542.53    13,209.38   $7,174.62   $8,151.28   $9,848.54   $6,713.21    $8,284.11     $8,319.16

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.45%          3.25%
  1984................................       8.50          10.33
  1985................................       6.11          16.43
  1986................................       4.69          12.61
  1987................................       4.43           0.29
  1988................................       5.42           6.28
  1989................................       7.14          10.16
  1990................................       6.10           6.02
  1991................................       4.17          15.75
  1992................................       1.81           6.15
  1993................................       1.00          10.52
  1994................................       1.99          -5.14          -1.66%         0.34%      -0.36%     -3.09%   -3.75%
  1995................................       3.69          18.97          17.13         12.85       22.46      45.98    36.72
  1996................................       3.12           2.67          12.21          1.35       14.75      11.11    23.47
  1997................................       3.34           8.86           9.02          6.43       14.06      23.36    31.16
  1998................................       3.28           7.06           0.15          5.58        7.12      45.14    12.36
  1999................................       2.99          -2.28          -0.45         -1.64       -6.81      31.81    15.49
  2000................................       4.23           6.18           5.22          8.38       -3.70     -15.16     7.58
  2001................................       2.02           6.97           5.06          4.95       -6.16     -13.50   -12.64
Cumulative Return.....................     111.00         278.36          55.32         44.27       44.07     172.22   159.85
Annual Effective Rate of Return.......       4.16           7.53           6.34          5.25        5.23      15.00    14.26

                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                             -2.64%
  1992.......................................                                                            -11.96
  1993.......................................   13.47%                                      12.98%        44.04
  1994.......................................   -2.17     -4.28%                            -3.09          3.79
  1995.......................................   27.90     26.37                             33.91         -1.04
  1996.......................................   15.44     28.25                             15.92         -3.64
  1997.......................................   15.20     22.57                             31.07         -4.20        26.39%
  1998.......................................   -7.14     -3.44                             22.27         20.29        34.50
  1999.......................................   -1.46     29.37      1.72%      18.50%       7.45         14.37       118.70
  2000.......................................   18.27      3.41     -2.11       -5.46       -6.80        -11.79       -32.48
  2001.......................................   25.58    -10.37    -17.43      -22.43      -15.38        -22.05       -38.98
Cumulative Return............................  156.65    120.15    -17.78      -13.09      130.86         10.74        53.19
Annual Effective Rate of Return..............   11.49     10.84     -7.07       -5.12       10.13          0.96         9.23

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                           -------------------------------------------------------------------------------------------------------
                                                                                                          NEUBERGER
                             LEHMAN      HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            BROTHERS     OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                           AGGREGATE    LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                           BOND INDEX     VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                           ----------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983...................                                                             -3.56%
  1984...................                                                             -1.53
  1985...................                                                             32.11
  1986...................                                                              8.13
  1987...................                                                              5.13
  1988...................                                                              8.46
  1989...................                                                             29.67
  1990...................                             0.72%                           -7.16
  1991...................                            27.22                            30.55
  1992...................                             5.29                             9.48
  1993...................                             7.45                            12.30
  1994...................                            -0.80                            -5.01
  1995...................                            34.27                            30.70
  1996...................                            20.34                            19.94                              11.67%
  1997...................                            29.69                            26.09                              13.34
  1998...................     0.02%       -1.96%     25.89      5.42%     5.74%       25.90                  5.28%        4.17
  1999...................    -3.38        -8.74      18.63     22.46     20.32        16.37                 15.29         1.41
  2000...................     9.20        10.26     -10.98    -16.21     -5.72        -7.84      -27.82%    25.73        -1.16
  2001...................     4.55        16.19     -14.92    -23.98     -1.86       -18.41      -32.24     -4.37         1.96
Cumulative Return........    10.33        14.62     240.87    -17.78     17.72       518.31      -51.09     45.93        34.74
Annual Effective Rate of
  Return.................     3.24         4.53      11.08     -6.15      5.43        10.35      -34.86     13.05         5.40

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                            ------------------------------------------------------------------------------
                                                       AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                            AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                             FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                             GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                            --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983....................................
  1984....................................    -0.09%      6.86%
  1985....................................    17.36      34.19
  1986....................................    27.49      19.48
  1987....................................     5.74      -1.59
  1988....................................    12.10      11.86
  1989....................................    28.33      22.67
  1990....................................    -6.46      -4.70
  1991....................................    30.44      21.40
  1992....................................     8.45       5.63
  1993....................................    13.87       9.91
  1994....................................    -1.59      -0.07
  1995....................................    30.49      30.22
  1996....................................    11.02      16.26
  1997....................................    27.47      23.28
  1998....................................    32.84      15.99          1.28%
  1999....................................    54.50       9.22         87.57
  2000....................................     2.64       6.04        -18.09         4.49%     20.93%
  2001....................................   -19.60       0.73        -14.55        -3.22      13.94    -22.53%   -12.03%
Cumulative Return.........................   954.47     684.23         32.95         1.13      37.79    -22.53    -12.03
Annual Effective Rate of Return...........    14.12      12.24          8.07         0.79      25.40    -31.74    -17.45

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   6.22%     -27.49%    -10.60%      -10.22%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   6.22      -27.49     -10.60       -10.22        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.49      -31.94     -12.55       -12.11           15.63      14.32         8.95         3.18

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.02%         -4.27%
  1984................................      11.03          13.05
  1985................................       6.44          17.29
  1986................................       5.73          13.88
  1987................................       5.37           0.92
  1988................................       6.30           7.07
  1989................................       7.98          10.93
  1990................................       7.44           7.13
  1991................................       4.18          15.77
  1992................................       1.81           6.16
  1993................................       1.00          10.54
  1994................................       1.99          -5.15          -8.84%        -6.99%      -7.64%    -10.18%  -10.79%
  1995................................       3.70          18.99          20.11         15.61       25.93      51.14    41.11
  1996................................       3.12           2.67          12.85          1.42       15.47      11.58    24.53
  1997................................       3.35           8.87          10.17          7.59       15.33      24.84    32.87
  1998................................       3.28           7.06           0.81          6.58        7.92      46.76    13.08
  1999................................       2.99          -2.29           0.20         -0.97       -6.43      32.58    16.12
  2000................................       4.24           6.18           5.99          9.31       -3.19     -15.04     7.99
  2001................................       2.03           6.98           5.07          6.36       -5.06     -13.02   -12.13
Cumulative Return.....................     110.70         278.06          55.02         43.97       43.77     171.92   159.55
Annual Effective Rate of Return.......       4.15           7.52           6.31          5.22        5.20      14.98    14.24

                                                             ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                              ------------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                              OAKMARK    SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                              FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                               VALUE      CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                              --------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983......................................
  1984......................................
  1985......................................
  1986......................................
  1987......................................
  1988......................................
  1989......................................
  1990......................................
  1991......................................                                                              -9.76%
  1992......................................                                                             -11.33
  1993......................................     5.23%                                       4.77%        47.17
  1994......................................     0.08    -11.28%                            -0.93          4.74
  1995......................................    29.41     29.91                             35.77         -0.35
  1996......................................    16.75     29.65                             17.20         -3.02
  1997......................................    16.22     24.03                             32.52         -3.55        18.09%
  1998......................................    -6.80     -3.04                             23.08         22.23        39.13
  1999......................................    -0.96     30.51     -5.70%      10.20%       7.87         14.40       122.82
  2000......................................    19.55      3.84     -0.45       -3.51       -6.22        -11.81       -32.74
  2001......................................    25.61     -9.72    -18.49      -23.63      -15.39        -22.10       -39.37
Cumulative Return...........................   156.35    119.85    -23.48      -18.79      130.56         10.44        49.29
Annual Effective Rate of Return.............    11.47     10.82     -9.54       -7.51       10.12          0.93         8.65

                                                            ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                      -------------------------------------------------------------------------------------------
                                                                                                                        NEUBERGER
                                        LEHMAN      HARRIS               MORGAN              STATE STREET                BERMAN
                                       BROTHERS     OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH      PUTNAM     PARTNERS
                                      AGGREGATE    LARGE CAP    STOCK     EAFE      2000      INVESTMENT    LARGE CAP    MID CAP
                                      BOND INDEX     VALUE      INDEX     INDEX     INDEX       TRUST        GROWTH       VALUE
                                      ----------   ---------   -------   -------   -------   ------------   ---------   ---------
As of December 31:
  1983..............................                                                            -10.61%
  1984..............................                                                             -0.14
  1985..............................                                                             34.16
  1986..............................                                                              9.26
  1987..............................                                                              6.01
  1988..............................                                                              9.35
  1989..............................                                                             30.85
  1990..............................                            -6.63%                           -6.33
  1991..............................                            31.13                            30.60
  1992..............................                             5.54                             9.50
  1993..............................                             8.47                            12.31
  1994..............................                            -0.18                            -5.02
  1995..............................                            35.87                            30.73
  1996..............................                            21.14                            19.96
  1997..............................                            30.74                            26.11
  1998..............................    -7.28%       -9.13%     25.91     -2.26%    -1.96%       25.91                    -2.39%
  1999..............................    -1.92        -7.82      18.64     26.25     23.96        16.37                    18.51
  2000..............................     9.77        10.96     -10.98    -16.96     -5.99        -7.84       -33.18%      27.00
  2001..............................     5.71        18.15     -14.93    -24.44     -1.16       -18.41       -35.34        2.72
Cumulative Return...................     5.53         9.82     240.57    -22.58     12.92       518.01       -56.79       31.74
Annual Effective Rate of Return.....     1.76         3.09      11.07     -7.97      4.02        10.35       -39.53        4.98

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                    ---------------------------------------------------------------------------------------------
                                                              AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                    LORD ABBETT    AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                        BOND        FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                    DEBENTURE(4)    GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                    ------------   --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983............................
  1984............................                   -7.39%     -0.92%
  1985............................                   20.45      38.98
  1986............................                   28.90      20.29
  1987............................                    6.59      -1.10
  1988............................                   13.06      12.76
  1989............................                   29.48      23.63
  1990............................                   -6.14      -4.36
  1991............................                   31.60      22.43
  1992............................                    8.45       5.63
  1993............................                   13.89       9.92
  1994............................                   -1.59      -0.07
  1995............................                   30.52      30.25
  1996............................      3.56%        11.02      16.27
  1997............................     16.72         27.49      23.30
  1998............................      4.37         32.85      15.99         -6.11%
  1999............................      2.19         54.52       9.22         96.26
  2000............................     -0.51          2.64       6.04        -18.65        -3.12%    12.63%
  2001............................      2.72        -19.61       0.73        -14.50        -1.50     17.28     -28.25%   -18.49%
Cumulative Return.................     31.74        954.17     683.93         28.15        -4.57     32.09     -28.25    -18.49
Annual Effective Rate of Return...      4.98         14.12      12.24          7.00        -3.25     21.71     -39.15    -26.34

                                                         ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                 ------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                                 PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                 TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                 RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                 ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983.........................                                                       5.11%      1.79%        4.51%        1.07%
  1984.........................                                                       1.35       6.27        14.37         3.95
  1985.........................                                                      33.62      31.73        18.06         3.77
  1986.........................                                                      27.25      18.66        13.13         1.13
  1987.........................                                                       5.55       5.25         3.66         4.41
  1988.........................                                                      16.21      16.61         6.67         4.42
  1989.........................                                                      32.24      31.69        12.77         4.65
  1990.........................                                                      -0.54      -3.10         9.16         6.11
  1991.........................                                                      24.25      30.47        14.62         3.06
  1992.........................                                                       7.40       7.62         7.17         2.90
  1993.........................                                                      16.97      10.08         8.79         2.75
  1994.........................                                                       5.02       1.32        -1.93         2.67
  1995.........................                                                      36.94      37.58        15.33         2.54
  1996.........................                                                      28.91      22.96         4.05         3.32
  1997.........................                                                      24.91      33.36         7.87         1.83
  1998.........................                                                      18.14      28.52         8.44         1.61
  1999.........................                                                      27.21      21.04        -2.15         2.68
  2000.........................                                                      -4.51      -9.11        10.12         3.39
  2001.........................  -1.51%     -32.87%    -17.16%      -16.81%          -5.41     -11.88         8.96         1.72
Cumulative Return..............  -1.51      -32.87     -17.16       -16.81        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return.......................  -1.81      -37.93     -20.17       -19.77           15.63      14.32         8.95         3.18

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                       INVESTMENT RESULTS -- B PLUS CLASS

                                                                     CONTRACT VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............    $10,642.69     $10,725.95
  1984...............     11,507.83      11,793.47
  1985...............     12,169.26      13,683.89
  1986...............     12,696.78      15,356.41
  1987...............     13,214.01      15,347.78
  1988...............     13,881.73      16,255.96
  1989...............     14,821.57      17,845.84
  1990...............     15,670.55      18,853.41
  1991...............     16,268.05      21,746.60
  1992...............     16,504.10      23,004.18
  1993...............     16,611.38      25,336.28                                                                        $11,773.51
  1994...............     16,882.77      23,949.22     $10,222.07     $10,429.09   $10,356.56   $10,072.54   $10,003.95    11,479.27
  1995...............     17,444.83      28,392.58      11,932.71     11,729.29     12,639.21    14,653.62    13,630.75    14,632.28
  1996...............     17,925.38      29,046.75      13,343.85     11,846.33     14,452.93    16,225.45    16,771.74    16,833.47
  1997...............     18,459.67      31,509.40      14,498.09     12,564.51     16,428.57    19,947.52    21,921.98    19,324.78
  1998...............     18,997.40      33,614.80      14,469.17     13,220.25     17,537.76    28,852.20    24,546.56    17,883.49
  1999...............     19,496.10      32,731.88      14,355.06     12,959.20     16,287.24    37,897.96    28,249.61    17,562.08
  2000...............     20,249.84      34,632.53      15,052.49     13,996.75     15,630.87    32,040.43    30,284.35    20,699.68
  2001...............     20,586.59      36,915.55      15,759.21     14,638.47     14,617.09    27,617.04    26,362.40    25,902.88

                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $10,101.41
 1992................                                                         8,863.57
 1993................                                         $11,722.47     12,723.35
 1994................  $ 9,931.47                              11,322.20     13,160.59
 1995................   12,507.75                              15,109.65     12,978.61
 1996................   15,985.67                              17,454.69     12,463.05
 1997................   19,526.29                              22,799.08     11,898.30     $13,106.49
 1998................   18,789.24                              27,780.65     14,263.26      17,568.06   $10,399.17   $10,192.86
 1999................   24,224.40   $10,554.19   $12,295.25    29,747.32     16,256.61      38,289.67    10,013.76    9,270.84
 2000................   24,963.18    10,296.42    11,584.24    27,629.81     14,290.34      25,764.81    10,897.44   10,187.47
 2001................   22,296.30     8,472.78     8,955.50    23,299.19     11,099.64      15,667.58    11,353.94   11,796.02

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,450.30
 1991................   13,249.34
 1992................   13,902.88
 1993................   14,887.35
 1994................   14,717.78
 1995................   19,693.77
 1996................   23,616.81
 1997................   30,521.30
 1998................   38,289.22   $10,960.33
 1999................   45,262.72    13,376.27
 2000................   40,154.57    11,169.31
 2001................   34,044.97     8,461.86

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER
                                    STATE STREET     BERMAN                                   AMERICAN       AMERICAN       PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS       FUNDS GLOBAL      LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $10,012.37
  1984...............                  9,825.83                                $ 10,360.03   $11,080.62
  1985...............                 12,936.95                                  12,117.62    14,818.94
  1986...............                 13,940.18                                  15,396.50    17,645.12
  1987...............                 14,605.44                                  16,223.87    17,304.59
  1988...............                 15,786.40                                  18,123.48    19,290.24
  1989...............                 20,399.51                                  23,176.99    23,580.77
  1990...............                 18,872.67                                  21,604.24    22,394.90
  1991...............                 24,553.36                                  28,082.70    27,092.23
  1992...............                 26,788.05                                  30,348.14    28,516.79
  1993...............                 29,978.32                                  34,437.44    31,233.91
  1994...............                 28,376.35                                  33,772.35    31,103.06
  1995...............                 36,957.85                                  43,917.43    40,360.47
  1996...............                 44,172.29                  $11,586.78      48,583.89    46,758.03
  1997...............                 55,503.76                   13,087.91      61,712.93    57,444.13
  1998...............  $10,993.73     69,634.98    $10,945.81     13,587.01      81,691.63    66,394.54     $10,508.06
  1999...............   13,182.85     80,747.60     12,576.73     13,731.26     125,769.25    72,262.99      19,643.12
  2000...............   12,386.41     74,155.71     15,758.68     13,525.26     128,643.78    76,360.23      16,033.69     $7,488.99
  2001...............   12,114.19     60,293.52     15,017.18     13,742.05     103,059.78    76,645.78      13,653.18      5,057.47

                                                                     CONTRACT VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983...................
  1984...................
  1985...................
  1986...................
  1987...................
  1988...................
  1989...................
  1990...................
  1991...................
  1992...................
  1993...................
  1994...................
  1995...................
  1996...................
  1997...................
  1998...................
  1999...................
  2000...................  $10,851.46   $12,558.96
  2001...................   10,466.04    14,260.75   $8,032.49   $9,121.41   $11,005.30   $7,512.34    $9,262.45     $9,301.58

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $ 9,812.69     $ 9,895.95
  1984...............    10,757.83      11,043.47
  1985...............    11,419.26      12,933.89
  1986...............    12,036.78      14,696.41
  1987...............    12,644.01      14,777.78
  1988...............    13,401.73      15,775.96
  1989...............    14,431.57      17,455.84
  1990...............    15,460.55      18,643.41
  1991...............    16,058.05      21,536.60
  1992...............    16,474.10      22,974.18
  1993...............    16,581.38      25,306.28                                                                        $10,943.51
  1994...............    16,852.77      23,919.22     $ 9,392.07     $9,599.09    $ 9,526.56   $ 9,242.54   $ 9,173.95    10,729.27
  1995...............    17,414.83      28,362.58      11,182.71     10,979.29     11,889.21    13,903.62    12,880.75    13,882.28
  1996...............    17,895.38      29,016.75      12,593.85     11,096.33     13,702.93    15,475.45    16,021.74    16,173.47
  1997...............    18,429.67      31,479.40      13,838.09     11,904.51     15,768.57    19,287.52    21,261.98    18,754.78
  1998...............    18,967.40      33,584.80      13,899.17     12,650.25     16,967.76    28,282.20    23,976.56    17,403.49
  1999...............    19,466.10      32,701.88      13,875.06     12,479.20     15,807.24    37,417.96    27,769.61    17,172.08
  2000...............    20,219.84      34,602.53      14,662.49     13,606.75     15,240.87    31,650.43    29,894.35    20,489.68
  2001...............    20,556.59      36,885.55      15,549.21     14,428.47     14,407.09    27,407.04    26,152.40    25,692.88

                                                                WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS     HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ---------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 9,271.41
 1992................                                                        8,113.57
 1993................                                        $10,892.47     11,973.35
 1994................  $ 9,101.47                             10,572.20     12,500.59
 1995................   11,757.75                             14,359.65     12,408.61
 1996................   15,235.67                             16,794.69     11,983.05
 1997................   18,866.29                             22,229.08     11,508.30     $12,276.49
 1998................   18,219.24                             27,300.65     14,053.26      16,818.06   $ 9,569.17   $9,362.86
 1999................   23,744.40   $9,724.19   $11,465.25    29,357.32     16,046.61      37,539.67     9,263.76    8,520.84
 2000................   24,573.18    9,546.42    10,834.24    27,419.81     14,260.34      25,104.81    10,147.44    9,437.47
 2001................   22,086.30    7,722.78     8,205.50    23,089.19     11,069.64      15,097.58    10,693.94   11,136.02

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,620.30
 1991................   12,499.34
 1992................   13,152.88
 1993................   14,227.35
 1994................   14,147.78
 1995................   19,213.77
 1996................   23,226.81
 1997................   30,311.30
 1998................   38,079.22   $10,130.33
 1999................   45,232.72    12,626.27
 2000................   40,124.57    10,419.31
 2001................   34,014.97     7,801.86

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER
                                    STATE STREET     BERMAN                                  AMERICAN       AMERICAN       PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN      FUNDS       FUNDS GLOBAL      LARGE
                          2000       INVESTMENT     MID CAP         BOND         FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH       INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   ----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,182.37
  1984...............                  9,075.83                                $ 9,530.03   $10,250.62
  1985...............                 12,186.95                                 11,367.62    14,068.94
  1986...............                 13,280.18                                 14,646.50    16,895.12
  1987...............                 14,035.44                                 15,563.87    16,644.59
  1988...............                 15,306.40                                 17,553.48    18,720.24
  1989...............                 20,009.51                                 22,696.99    23,100.77
  1990...............                 18,662.67                                 21,214.24    22,004.90
  1991...............                 24,343.36                                 27,872.70    26,882.23
  1992...............                 26,758.05                                 30,138.14    28,306.79
  1993...............                 29,948.32                                 34,407.44    31,203.91
  1994...............                 28,346.35                                 33,742.35    31,073.06
  1995...............                 36,927.85                                 43,887.43    40,330.47
  1996...............                 44,142.29                  $10,756.78     48,553.89    46,728.03
  1997...............                 55,473.76                   12,337.91     61,682.93    57,414.13
  1998...............  $10,163.73     69,604.98    $10,115.81     12,837.01     81,661.63    66,364.54     $ 9,678.06
  1999...............   12,432.85     80,717.60     11,826.73     13,071.26    125,739.25    72,232.99      18,893.12
  2000...............   11,636.41     74,125.71     15,008.68     12,955.26    128,613.78    76,330.23      15,283.69     $6,784.98
  2001...............   11,454.19     60,263.52     14,357.18     13,262.05    103,029.78    76,615.78      12,993.18      4,307.47

                                                                    WITHDRAWAL VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................
  1999..................
  2000..................   $10,021.46   $11,728.96
  2001..................     9,716.04    13,510.75   $7,279.57   $8,291.41   $10,175.30   $6,806.23    $8,432.45     $8,471.58

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       6.43%          7.26%
  1984................................       8.13           9.95
  1985................................       5.75          16.03
  1986................................       4.33          12.22
  1987................................       4.07          -0.06
  1988................................       5.05           5.92
  1989................................       6.77           9.78
  1990................................       5.73           5.65
  1991................................       3.81          15.35
  1992................................       1.45           5.78
  1993................................       0.65          10.14
  1994................................       1.63          -5.47           2.22%         4.29%       3.57%      0.73%    0.04%
  1995................................       3.33          18.55          16.73         12.47       22.04      45.48    36.25
  1996................................       2.75           2.30          11.83          1.00       14.35      10.73    23.04
  1997................................       2.98           8.48           8.65          6.06       13.67      22.94    30.71
  1998................................       2.91           6.68          -0.20          5.22        6.75      44.64    11.97
  1999................................       2.63          -2.63          -0.79         -1.97       -7.13      31.35    15.09
  2000................................       3.87           5.81           4.86          8.01       -4.03     -15.46     7.20
  2001................................       1.66           6.59           4.70          4.58       -6.49     -13.81   -12.95
Cumulative Return.....................     105.87         269.16          57.59         46.38       46.17     176.17   163.62
Annual Effective Rate of Return.......       4.02           7.38           6.55          5.46        5.44      15.23    14.49

                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS     EQUITY         STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                              1.01%
  1992.......................................                                                            -12.25
  1993.......................................   17.74%                                      17.22%        43.55
  1994.......................................   -2.50     -0.69%                            -3.41          3.44
  1995.......................................   27.47     25.94                             33.45         -1.38
  1996.......................................   15.04     27.81                             15.52         -3.97
  1997.......................................   14.80     22.15                             30.62         -4.53        31.06%
  1998.......................................   -7.46     -3.77                             21.85         19.88        34.04
  1999.......................................   -1.80     28.93      5.54%      22.95%       7.08         13.98       117.95
  2000.......................................   17.87      3.05     -2.44       -5.78       -7.12        -12.10       -32.71
  2001.......................................   25.14    -10.68    -17.71      -22.69      -15.67        -22.33       -39.19
Cumulative Return............................  159.03    122.96    -15.27      -10.44      132.99         11.00        56.68
Annual Effective of Return...................   11.61     11.03     -6.02       -4.05       10.25          0.98         9.74

                                                       ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                  ---------------------------------------------------------------------------------------
                                   LEHMAN                                                                       NEUBERGER
                                  BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                                  AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS
                                    BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP
                                    INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE
                                  ---------   ---------   -------   -------   -------   ------------   ------   ---------
As of December 31:
  1983..........................                                                             0.12%
  1984..........................                                                            -1.86
  1985..........................                                                            31.66
  1986..........................                                                             7.75
  1987..........................                                                             4.77
  1988..........................                                                             8.09
  1989..........................                                                            29.22
  1990..........................                            4.50%                           -7.48
  1991..........................                           26.78                            30.10
  1992..........................                            4.93                             9.10
  1993..........................                            7.08                            11.91
  1994..........................                           -1.14                            -5.34
  1995..........................                           33.81                            30.24
  1996..........................                           19.92                            19.52
  1997..........................                           29.24                            25.65
  1998..........................     3.99%       1.93%     25.45      9.60%      9.94%      25.46                    9.46%
  1999..........................    -3.71       -9.05      18.21     22.04      19.91       15.96                   14.90
  2000..........................     8.82        9.89     -11.29    -16.50      -6.04       -8.16      -25.11%      25.30
  2001..........................     4.19       15.79     -15.22    -24.24      -2.20      -18.69      -32.47       -4.71
Cumulative Return...............    13.54       17.96     240.45    -15.38      21.14      502.94      -49.43       50.17
Annual Effective of Return......     4.21        5.51      11.07     -5.27       6.42       10.20      -33.54       14.10

                                                      ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                             ------------------------------------------------------------------------------------------------
                                                       AMERICAN      AMERICAN      METLIFE     STATE                FRANKLIN
                             LORD ABBETT    AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP     STREET               TEMPLETON
                                 BOND        FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                             DEBENTURE(4)    GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                             ------------   --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983.....................
  1984.....................                    3.60%     10.81%
  1985.....................                   16.97      33.74
  1986.....................                   27.06      19.07
  1987.....................                    5.37      -1.93
  1988.....................                   11.71      11.47
  1989.....................                   27.88      22.24
  1990.....................                   -6.79      -5.03
  1991.....................                   29.99      20.97
  1992.....................                    8.07       5.26
  1993.....................                   13.47       9.53
  1994.....................                   -1.93      -0.42
  1995.....................                   30.04      29.76
  1996.....................     15.87%        10.63      15.85
  1997.....................     12.96         27.02      22.85
  1998.....................      3.81         32.37      15.58          5.08%
  1999.....................      1.06         53.96       8.84         86.93
  2000.....................     -1.50          2.29       5.67        -18.38           8.51%    25.59%
  2001.....................      1.60        -19.89       0.37        -14.85          -3.55     13.55      -19.68%     -8.79%
Cumulative Return..........     37.42        930.60     666.46         36.53           4.66     42.61      -19.68      -8.79
Annual Effective of
  Return...................      5.77         13.97      12.10          8.86           3.27     28.48      -27.94     -12.85

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                               PIMCO                    MFS           MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                               TOTAL       PIMCO      MID CAP      RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                               RETURN    INNOVATION    GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                              --------   ----------   --------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983......................                                                          5.11%      1.79%        4.51%        1.07%
  1984......................                                                          1.35       6.27        14.37         3.95
  1985......................                                                         33.62      31.73        18.06         3.77
  1986......................                                                         27.25      18.66        13.13         1.13
  1987......................                                                          5.55       5.25         3.66         4.41
  1988......................                                                         16.21      16.61         6.67         4.42
  1989......................                                                         32.24      31.69        12.77         4.65
  1990......................                                                         -0.54      -3.10         9.16         6.11
  1991......................                                                         24.25      30.47        14.62         3.06
  1992......................                                                          7.40       7.62         7.17         2.90
  1993......................                                                         16.97      10.08         8.79         2.75
  1994......................                                                          5.02       1.32        -1.93         2.67
  1995......................                                                         36.94      37.58        15.33         2.54
  1996......................                                                         28.91      22.96         4.05         3.32
  1997......................                                                         24.91      33.36         7.87         1.83
  1998......................                                                         18.14      28.52         8.44         1.61
  1999......................                                                         27.21      21.04        -2.15         2.68
  2000......................                                                         -4.51      -9.11        10.12         3.39
  2001......................     10.05%     -24.88%      -7.38%       -6.98%         -5.41     -11.88         8.96         1.72
Cumulative Return...........     10.05      -24.88       -7.38        -6.98       1,332.17    1,063.76      381.46        77.42
Annual Effective of
  Return....................     12.15      -28.99       -8.76        -8.30          15.63      14.32         8.95         3.18

                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                     --------------------------------------------------------------------------------------
                                                                      SALOMON
                                     STATE STREET   STATE STREET     BROTHERS       SALOMON
                                       RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                        MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                      MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                     ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983.............................      -1.87%         -1.04%
  1984.............................       9.63          11.60
  1985.............................       6.15          17.12
  1986.............................       5.41          13.63
  1987.............................       5.04           0.55
  1988.............................       5.99           6.75
  1989.............................       7.68          10.65
  1990.............................       7.13           6.80
  1991.............................       3.86          15.52
  1992.............................       2.59           6.68
  1993.............................       0.65          10.15
  1994.............................       1.64          -5.48          -6.08%        -4.01%      -4.73%     -7.57%   -8.26%
  1995.............................       3.34          18.58          19.07         14.38       24.80      50.43    40.41
  1996.............................       2.76           2.31          12.62          1.07       15.26      11.31    24.39
  1997.............................       2.99           8.49           9.88          7.28       15.07      24.63    32.71
  1998.............................       2.92           6.69           0.44          6.26        7.60      46.63    12.77
  1999.............................       2.63          -2.63          -0.17         -1.35       -6.84      32.30    15.82
  2000.............................       3.87           5.81           5.68          9.04       -3.58     -15.41     7.65
  2001.............................       1.67           6.60           6.05          6.04       -5.47     -13.41   -12.52

Cumulative Return..................     105.57         268.86          55.49         44.28       44.07     174.07   161.52
Annual Effective Rate of Return....       4.01           7.38           6.36          5.25        5.23      15.11    14.36

                                                                ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                                 -----------------------------------------------------------------------------
                                                 HARRIS    LOOMIS
                                                 OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                                 FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                  VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                                 -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.........................................
  1984.........................................
  1985.........................................
  1986.........................................
  1987.........................................
  1988.........................................
  1989.........................................
  1990.........................................
  1991.........................................                                                             -7.29%
  1992.........................................                                                            -12.49
  1993.........................................    9.44%                                       8.92%        47.57
  1994.........................................   -1.96     -8.99%                            -2.94          4.40
  1995.........................................   29.39     29.19                             35.82         -0.74
  1996.........................................   16.50     29.58                             16.96         -3.43
  1997.........................................   15.96     23.83                             32.36         -3.96        22.76%
  1998.........................................    7.21     -3.43                             22.82         22.11        36.99
  1999.........................................   -1.33     30.33     -2.76%      14.65%       7.53         14.18       123.21
  2000.........................................   19.32      3.49     -1.83       -5.50       -6.60        -11.13       -33.12
  2001.........................................   25.39    -10.12    -19.10      -24.26      -15.79        -22.37       -39.86
Cumulative Return..............................  156.93    120.86    -22.77      -17.94      130.89         10.70        50.98
Annual Effective Rate of Return................   11.50     10.89     -9.23       -7.14       10.13          0.96         8.90

                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -8.18%
  1984....................                                                            -1.16
  1985....................                                                            34.28
  1986....................                                                             8.97
  1987....................                                                             5.69
  1988....................                                                             9.06
  1989....................                                                            30.73
  1990....................                           -3.80%                           -6.73
  1991....................                           29.93                            30.44
  1992....................                            5.23                             9.92
  1993....................                            8.17                            11.92
  1994....................                           -0.56                            -5.35
  1995....................                           35.81                            30.27
  1996....................                           20.89                            19.54                               7.57%
  1997....................                           30.50                            25.67                              14.70
  1998....................    -4.31%      -6.37%     25.63      1.30%     1.64%       25.47                  1.16%        4.05
  1999....................    -3.19       -8.99      18.79     24.64     22.33        15.97                 16.91         1.82
  2000....................     9.54       10.76     -11.29    -17.48     -6.41        -8.17      -32.15%    26.90        -0.89
  2001....................     5.39       18.00     -15.23    -25.12     -1.57       -18.70      -36.51     -4.34         2.37
Cumulative Return.........     6.94       11.36     240.15    -21.98     14.54       502.64      -56.93     43.57        32.62
Annual Effective Rate of
  Return..................     2.20        3.55      11.06     -7.74      4.50        10.20      -39.64     12.45         5.11

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                          ---------------------------------------------------------------------------------
                                                     AMERICAN      AMERICAN      METLIFE     STATE                FRANKLIN
                                          AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP     STREET               TEMPLETON
                                           FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                                           GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                                          --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983..................................
  1984..................................    -4.70%      2.51%
  1985..................................    19.28      37.25
  1986..................................    28.84      20.09
  1987..................................     6.26      -1.48
  1988..................................    12.78      12.47
  1989..................................    29.30      23.40
  1990..................................    -6.53      -4.74
  1991..................................    31.39      22.16
  1992..................................     8.13       5.30
  1993..................................    14.17      10.23
  1994..................................    -1.93      -0.42
  1995..................................    30.07      29.79
  1996..................................    10.63      15.86
  1997..................................    27.04      22.87
  1998..................................    32.39      15.59         -3.22%
  1999..................................    53.98       8.84         95.22
  2000..................................     2.29       5.67        -19.10           0.21%    17.29%
  2001..................................   -19.89       0.37        -14.99          -3.05     15.19      -27.20%    -17.09%
Cumulative Return.......................   930.30     666.16         29.93          -2.84     35.11      -27.20     -17.09
Annual Effective Rate of Return.........    13.97      12.09          7.40          -2.01     23.57      -37.81     -24.44

                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                               PIMCO                    MFS           MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                               TOTAL       PIMCO      MID CAP      RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                               RETURN    INNOVATION    GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                              --------   ----------   --------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983......................                                                          5.11%      1.79%        4.51%        1.07%
  1984......................                                                          1.35       6.27        14.37         3.95
  1985......................                                                         33.62      31.73        18.06         3.77
  1986......................                                                         27.25      18.66        13.13         1.13
  1987......................                                                          5.55       5.25         3.66         4.41
  1988......................                                                         16.21      16.61         6.67         4.42
  1989......................                                                         32.24      31.69        12.77         4.65
  1990......................                                                         -0.54      -3.10         9.16         6.11
  1991......................                                                         24.25      30.47        14.62         3.06
  1992......................                                                          7.40       7.62         7.17         2.90
  1993......................                                                         16.97      10.08         8.79         2.75
  1994......................                                                          5.02       1.32        -1.93         2.67
  1995......................                                                         36.94      37.58        15.33         2.54
  1996......................                                                         28.91      22.96         4.05         3.32
  1997......................                                                         24.91      33.36         7.87         1.83
  1998......................                                                         18.14      28.52         8.44         1.61
  1999......................                                                         27.21      21.04        -2.15         2.68
  2000......................                                                         -4.51      -9.11        10.12         3.39
  2001......................      1.75%     -31.94%     -15.68%      -15.28%         -5.41     -11.88         8.96         1.72
Cumulative Return...........      1.75      -31.94      -15.68       -15.28       1,332.17    1,063.76      381.46        77.42
Annual Effective of
  Return....................      2.10      -36.90      -18.46       -18.00          15.63      14.32         8.95         3.18

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- C CLASS

                                                                     CONTRACT VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............    $10,233.35     $10,313.41
  1984...............     11,064.04      11,338.64
  1985...............     11,698.78      13,154.92
  1986...............     12,204.73      14,761.61
  1987...............     12,700.74      14,752.13
  1988...............     13,341.33      15,623.88
  1989...............     14,243.39      17,150.74
  1990...............     15,058.06      18,117.85
  1991...............     15,631.02      20,896.90
  1992...............     15,856.65      22,104.17
  1993...............     15,958.54      24,343.85                                                                        $11,320.68
  1994...............     16,218.08      23,009.97     $ 9,828.91     $10,027.97   $ 9,958.23   $ 9,685.13   $ 9,619.18    11,036.58
  1995...............     16,756.81      27,277.84      11,472.57     11,276.99     12,151.89    14,088.89    13,105.30    14,066.63
  1996...............     17,217.21      27,905.09      12,828.12     11,388.35     13,894.47    15,598.95    16,123.97    16,181.50
  1997...............     17,729.20      30,269.72      13,936.58     12,077.60     15,792.58    19,176.13    21,074.10    18,574.97
  1998...............     18,244.45      32,291.06      13,907.59     12,706.77     16,857.61    27,735.07    23,595.90    17,188.66
  1999...............     18,722.18      31,441.71      13,796.73     12,454.69     15,654.44    36,429.25    27,154.29    16,878.66
  2000...............     19,444.79      33,266.24      14,465.84     13,450.65     15,022.42    30,797.68    29,108.96    19,892.85
  2001...............     19,766.96      35,457.99      15,143.86     14,066.18     14,046.90    26,544.61    25,337.97    24,891.95

                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN       HARRIS
                         LOOMIS                                                                          BROTHERS     OAKMARK
                         SAYLES        MFS          MFS           FI          PUTNAM         JANUS      AGGREGATE      LARGE
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND         CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,712.90
 1992................                                                         8,521.58
 1993................                                         $11,271.60     12,231.15
 1994................  $ 9,549.49                              10,885.57     12,650.38
 1995................   12,025.30                              14,525.56     12,474.27
 1996................   15,367.76                              16,778.67     11,977.64
 1997................   18,770.09                              21,914.64     11,433.78     $12,602.40
 1998................   18,060.57                              26,701.73     13,705.23       9,999.21   $36,795.34   $ 9,800.83
 1999................   23,283.37   $10,148.26   $11,822.36    28,590.85     15,619.29      36,811.38     9,627.47     8,913.11
 2000................   23,992.33     9,899.27    11,137.65    26,554.56     13,729.05      24,769.49    10,475.88     9,793.15
 2001................   21,428.04     8,144.95     8,609.28    22,391.46     10,662.66      15,061.47    10,913.57    11,338.24

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,048.37
 1991................   12,738.47
 1992................   13,365.58
 1993................   14,310.77
 1994................   14,146.58
 1995................   18,928.06
 1996................   22,697.25
 1997................   29,331.50
 1998................   10,538.78
 1999................   43,495.48   $12,860.55
 2000................   38,585.72    10,737.50
 2001................   32,713.77     8,133.56

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,627.28
  1984...............                  9,446.68                                $  9,961.57   $10,654.45
  1985...............                 12,436.48                                  11,650.33    14,247.56
  1986...............                 13,399.80                                  14,801.45    16,963.51
  1987...............                 14,038.30                                  15,595.89    16,635.15
  1988...............                 15,172.21                                  17,420.78    18,542.80
  1989...............                 19,604.57                                  22,276.95    22,665.71
  1990...............                 18,136.22                                  20,764.14    21,524.71
  1991...............                 23,593.85                                  26,989.39    26,038.24
  1992...............                 25,739.89                                  29,165.41    27,406.16
  1993...............                 28,804.07                                  33,094.02    30,016.19
  1994...............                 27,263.67                                  32,453.74    29,889.27
  1995...............                 35,507.38                                  42,201.28    38,783.96
  1996...............                 42,437.39                  $11,141.14      46,684.12    44,930.32
  1997...............                 53,322.57                   12,583.25      59,298.33    55,197.33
  1998...............  $10,570.90     66,897.22    $10,524.81     13,061.95      78,493.90    63,796.40     $10,103.91
  1999...............   12,674.53     77,571.71     12,091.75     13,199.48     120,844.41    69,433.92      18,885.73
  2000...............   11,907.58     71,238.04     15,149.76     13,000.31     123,605.34    73,369.47      15,414.58     $7,200.95
  2001...............   11,644.65     57,920.18     14,435.70     13,207.54      99,022.33    73,642.67      13,124.94      4,862.02

                                                                     CONTRACT VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983...................
  1984...................
  1985...................
  1986...................
  1987...................
  1988...................
  1989...................
  1990...................
  1991...................
  1992...................
  1993...................
  1994...................
  1995...................
  1996...................
  1997...................
  1998...................
  1999...................
  2000...................   10,434.10    12,075.92
  2001...................   10,062.37    13,711.13    7,723.55   8,770.59     10,582.02    7,223.41     8,906.20      8,943.82

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,203.35     $10,283.41
  1984...............    11,034.04      11,308.64
  1985...............    11,668.78      13,124.92
  1986...............    12,174.73      14,731.61
  1987...............    12,670.74      14,722.13
  1988...............    13,311.33      15,593.88
  1989...............    14,213.39      17,120.74
  1990...............    15,028.06      18,087.85
  1991...............    15,601.02      20,866.90
  1992...............    15,826.65      22,074.17
  1993...............    15,928.54      24,313.85                                                                        $11,290.68
  1994...............    16,188.08      22,979.97     $ 9,798.91     $9,997.97    $ 9,928.23   $ 9,655.13   $ 9,589.18    11,006.58
  1995...............    16,726.81      27,247.84      11,442.57     11,246.99     12,121.89    14,058.89    13,075.30    14,036.63
  1996...............    17,187.21      27,875.09      12,798.12     11,358.35     13,864.47    15,568.95    16,093.97    16,151.50
  1997...............    17,699.20      30,239.72      13,906.58     12,047.60     15,762.58    19,146.13    21,044.10    18,544.97
  1998...............    18,214.45      32,261.06      13,877.59     12,676.77     16,827.61    27,705.07    23,565.90    17,158.66
  1999...............    18,692.18      31,411.71      13,766.73     12,424.69     15,624.44    36,399.25    27,124.29    16,848.66
  2000...............    19,414.79      33,236.24      14,435.84     13,420.65     14,992.42    30,767.68    29,078.96    19,862.85
  2001...............    19,736.96      35,427.99      15,113.86     14,036.18     14,016.90    26,514.61    25,307.97    24,861.95

                                                                 WITHDRAWAL VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                       $ 9,682.90
  1992...............                                                         8,491.58
  1993...............                                         $11,241.60     12,201.15
  1994...............  $ 9,519.49                              10,855.57     12,620.38
  1995...............   11,995.30                              14,495.56     12,444.27
  1996...............   15,337.76                              16,748.67     11,947.64
  1997...............   18,740.09                              21,884.64     11,403.78     $12,572.40
  1998...............   18,030.57                              26,671.73     13,675.23      16,860.92   $ 9,969.21   $ 9,770.83
  1999...............   23,253.37   $10,118.26   $11,792.36    28,560.85     15,589.29      36,781.38     9,597.47     8,883.11
  2000...............   23,962.33     9,869.27    11,107.65    26,524.56     13,699.05      24,739.49    10,445.88     9,763.15
  2001...............   21,398.04     8,114.95     8,579.28    22,361.46     10,632.66      15,031.47    10,883.57    11,308.24

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $10,018.37
  1991...............   12,708.47
  1992...............   13,335.58
  1993...............   14,280.77
  1994...............   14,116.58
  1995...............   18,898.06
  1996...............   22,667.25
  1997...............   29,301.50
  1998...............   36,765.34
  1999...............   43,465.48   $12,830.55
  2000...............   38,555.72    10,707.50
  2001...............   32,683.77     8,103.56

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,597.28
  1984...............                  9,416.68                                $  9,931.57   $10,624.45
  1985...............                 12,406.48                                  11,620.33    14,217.56
  1986...............                 13,369.80                                  14,771.45    16,933.51
  1987...............                 14,008.30                                  15,565.89    16,605.15
  1988...............                 15,142.21                                  17,390.78    18,512.80
  1989...............                 19,574.57                                  22,246.95    22,635.71
  1990...............                 18,106.22                                  20,734.14    21,494.71
  1991...............                 23,563.85                                  26,959.39    26,008.24
  1992...............                 25,709.89                                  29,135.41    27,376.16
  1993...............                 28,774.07                                  33,064.02    29,986.19
  1994...............                 27,233.67                                  32,423.74    29,859.27
  1995...............                 35,477.38                                  42,171.28    38,753.96
  1996...............                 42,407.39                  $11,111.14      46,654.12    44,900.32
  1997...............                 53,292.57                   12,553.25      59,268.33    55,167.33
  1998...............  $10,540.90     66,867.22    $10,494.81     13,031.95      78,463.90    63,766.40     $10,073.91
  1999...............   12,644.53     77,541.71     12,061.75     13,169.48     120,814.41    69,403.92      18,855.73
  2000...............   11,877.58     71,208.04     15,119.76     12,970.31     123,575.34    73,339.47      15,384.58     $7,170.95
  2001...............   11,614.65     57,890.18     14,405.70     13,177.54      98,992.33    73,612.67      13,094.94      4,832.02

                                                                    WITHDRAWAL VALUE(1)
                          -------------------------------------------------------------------------------------------------------
                                                                  FRANKLIN
                           METLIFE                                TEMPLETON
                           MID CAP     STATE STREET                 SMALL       PIMCO                      MFS           MFS
                            STOCK        RESEARCH       JANUS        CAP        TOTAL        PIMCO       MID CAP      RESEARCH
                            INDEX         AURORA       GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                          ----------   ------------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................
  1999..................
  2000..................  $10,404.10    $12,045.92
  2001..................   10,032.37     13,681.13    $7,693.55   $8,740.59   $10,552.02   $7,193.41    $8,876.20     $8,913.82

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.33%          3.13%
  1984................................       8.12           9.94
  1985................................       5.74          16.02
  1986................................       4.32          12.21
  1987................................       4.06          -0.06
  1988................................       5.04           5.91
  1989................................       6.76           9.77
  1990................................       5.72           5.64
  1991................................       3.81          15.34
  1992................................       1.44           5.78
  1993................................       0.64          10.13
  1994................................       1.63          -5.48          -1.71%         0.28%      -0.42%     -3.15%   -3.81%
  1995................................       3.32          18.55          16.72         12.46       22.03      45.47    36.24
  1996................................       2.75           2.30          11.82          0.99       14.34      10.72    23.03
  1997................................       2.97           8.47           8.64          6.05       13.66      22.93    30.70
  1998................................       2.91           6.68          -0.21          5.21        6.74      44.63    11.97
  1999................................       2.62          -2.63          -0.80         -1.98       -7.14      31.35    15.08
  2000................................       3.86           5.80           4.85          8.00       -4.04     -15.46     7.20
  2001................................       1.66           6.59           4.69          4.58       -6.49     -13.81   -12.95
Cumulative Return.....................      97.67         254.58          51.44         40.66       40.47     165.45   153.38
Annual Effective Rate of Return.......       3.79           7.15           5.96          4.88        4.86      14.60    13.86

                                                           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                           ------------------------------------------------------------------------------
                                            HARRIS    LOOMIS
                                           OAKMARK    SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                           FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                            VALUE      CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                           --------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983...................................
  1984...................................
  1985...................................
  1986...................................
  1987...................................
  1988...................................
  1989...................................
  1990...................................
  1991...................................                                                              -2.87%
  1992...................................                                                             -12.27
  1993...................................    13.21%                                      12.72%        43.53
  1994...................................    -2.51     -4.51%                            -3.42          3.43
  1995...................................    27.45     25.93                             33.44         -1.39
  1996...................................    15.03     27.80                             15.51         -3.98
  1997...................................    14.79     22.14                             30.61          4.54        26.02%
  1998...................................    -7.46     -3.78                             21.84         19.87        34.03
  1999...................................    -1.80     28.92      1.48%      18.22%       7.07         13.97       117.94
  2000...................................    17.86      3.04     -2.45       -5.79       -7.12        -12.10       -32.71
  2001...................................    25.13    -10.69    -17.72      -22.70      -15.68        -22.34       -39.19
Cumulative Return........................   148.92    114.28    -18.55      -13.91      123.91          6.63        50.61
Annual Effective Rate of Return..........    11.09     10.45     -7.40       -5.46        9.75          0.60         8.85

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.73%
  1984....................                                                            -1.88
  1985....................                                                            31.65
  1986....................                                                             7.75
  1987....................                                                             4.76
  1988....................                                                             8.08
  1989....................                                                            29.21
  1990....................                            0.48%                           -7.49
  1991....................                           26.77                            30.09
  1992....................                            4.92                             9.10
  1993....................                            7.07                            11.90
  1994....................                           -1.15                            -5.35
  1995....................                           33.80                            30.24
  1996....................                           19.91                            19.52                              11.41%
  1997....................                           29.23                            25.65                              12.94
  1998....................    -0.01%      -1.99%     25.45      5.39%     5.71%       25.46                  5.25%        3.80
  1999....................    -3.72       -9.06      18.21     22.03     19.90        15.96                 14.89         1.05
  2000....................     8.81        9.87     -11.29    -16.51     -6.05        -8.16      -27.99%    25.29        -1.51
  2001....................     4.18       15.78     -15.22    -24.25     -2.21       -18.69      -32.48     -4.71         1.59
Cumulative Return.........     9.14       13.38     227.14    -18.66     16.45       479.20      -51.38     44.36        32.08
Annual Effective Rate of
  Return..................     2.88        4.16      10.69     -6.48      5.06         9.96      -35.09     12.65         5.03

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                         ------------------------------------------------------------------------------
                                                    AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                         AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                          FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                          GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                         --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.................................
  1984.................................    -0.38%      6.54%
  1985.................................    16.95      33.72
  1986.................................    27.05      19.06
  1987.................................     5.37      -1.94
  1988.................................    11.70      11.47
  1989.................................    27.88      22.23
  1990.................................    -6.79      -5.03
  1991.................................    29.98      20.97
  1992.................................     8.06       5.25
  1993.................................    13.47       9.52
  1994.................................    -1.93      -0.42
  1995.................................    30.04      29.76
  1996.................................    10.62      15.85
  1997.................................    27.02      22.85
  1998.................................    32.37      15.58          1.04%
  1999.................................    53.95       8.84         86.92
  2000.................................     2.28       5.67        -18.35         4.34%    20.76%
  2001.................................   -19.89       0.37        -14.85        -3.56     13.54     -22.76%   -12.29%
Cumulative Return......................   890.22     636.43         31.25         0.62     37.11     -22.76    -12.29
Annual Effective Rate of Return........    13.72      11.85          7.69         0.44     24.96     -32.05    -17.82

                                                           ANNUAL PERCENT CHANGE IN CONTRACT VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.82%     -27.77%    -10.94%      -10.56%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.82      -27.77     -10.94       -10.56        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.00      -32.24     -12.94       -12.50           15.63      14.32         8.95         3.18


                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           --------------------------------------------------------------------------------------
                                                                            SALOMON
                                           STATE STREET   STATE STREET     BROTHERS       SALOMON
                                             RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                              MONEY           BOND           BOND           U.S.                 EQUITY    VALUE
                                            MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH   VENTURE
                                           ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983...................................       2.03%          2.83%
  1984...................................       8.14           9.97
  1985...................................       5.75          16.06
  1986...................................       4.34          12.24
  1987...................................       4.07          -0.06
  1988...................................       5.06           5.92
  1989...................................       6.78           9.79
  1990...................................       5.73           5.65
  1991...................................       3.81          15.36
  1992...................................       1.45           5.79
  1993...................................       0.64          10.15
  1994...................................       1.63          -5.49          -2.01%        -0.02%      -0.72%     -3.45%   -4.11%
  1995...................................       3.33          18.57          16.77         12.49       22.10      45.61    36.35
  1996...................................       2.75           2.30          11.85          0.99       14.38      10.74    23.09
  1997...................................       2.98           8.48           8.66          6.07       13.69      22.98    30.76
  1998...................................       2.91           6.68          -0.21          5.22        6.76      44.70    11.98
  1999...................................       2.62          -2.63          -0.80         -1.99       -7.15      31.38    15.10
  2000...................................       3.87           5.81           4.86          8.02       -4.05     -15.47     7.21
  2001...................................       1.66           6.59           4.70          4.59       -6.51     -13.82   -12.97
Cumulative Return........................      97.37         254.28          51.14         40.36       40.17     165.15   153.08
Annual Effective Rate of Return..........       3.78           7.14           5.93          4.85        4.83      14.58    13.84

                                                         ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                          ------------------------------------------------------------------------------
                                          HARRIS    LOOMIS
                                          OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM
                                          FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    JANUS
                                           VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK       MID CAP
                                          -------   ------   ---------   --------   ----------   -------------   -------
As of December 31:
  1983..................................
  1984..................................
  1985..................................
  1986..................................
  1987..................................
  1988..................................
  1989..................................
  1990..................................
  1991..................................                                                             -3.17%
  1992..................................                                                            -12.30
  1993..................................   12.91%                                      12.42%        43.69
  1994..................................   -2.52     -4.81%                            -3.43          3.44
  1995..................................   27.53     26.01                             33.53         -1.40
  1996..................................   15.07     27.86                             15.54         -3.99
  1997..................................   14.82     22.18                             30.66         -4.55        25.72%
  1998..................................   -7.48     -3.79                             21.87         19.92        34.11
  1999..................................   -1.81     28.97      1.18%      17.92%       7.08         14.00       118.15
  2000..................................   17.89      3.05     -2.46       -5.81       -7.13        -12.13       -32.74
  2001..................................   25.17    -10.70    -17.78      -22.76      -15.70        -22.38       -39.24
Cumulative Return.......................  148.62    113.98    -18.85      -14.21      123.61          6.33        50.31
Annual Effective Rate of Return.........   11.08     10.43     -7.53       -5.58        9.73          0.58         8.80

                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -4.03%
  1984....................                                                            -1.88
  1985....................                                                            31.75
  1986....................                                                             7.76
  1987....................                                                             4.78
  1988....................                                                             8.09
  1989....................                                                            29.27
  1990....................                            0.18%                           -7.50
  1991....................                           26.85                            30.14
  1992....................                            4.93                             9.11
  1993....................                            7.09                            11.92
  1994....................                           -1.15                            -5.35
  1995....................                           33.87                            30.27
  1996....................                           19.94                            19.53                              11.11%
  1997....................                           29.27                            25.67                              12.98
  1998....................    -0.31%      -2.29%     25.47      5.09%     5.41%       25.47                  4.95%        3.81
  1999....................    -3.73       -9.09      18.22     22.09     19.96        15.96                 14.93         1.06
  2000....................     8.84        9.91     -11.30    -16.55     -6.07        -8.17      -28.29%    25.35        -1.51
  2001....................     4.19       15.83     -15.23    -24.32     -2.21       -18.70      -32.62     -4.72         1.60
Cumulative Return.........     8.84       13.08     226.84    -18.96     16.15       478.90      -51.68     44.06        31.78
Annual Effective Rate of
  Return..................     2.79        4.07      10.68     -6.59      4.98         9.96      -35.33     12.57         4.99

                                                            ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           ---------------------------------------------------------------------------------
                                                                    AMERICAN
                                                      AMERICAN       FUNDS        METLIFE     STATE                FRANKLIN
                                           AMERICAN    FUNDS         GLOBAL       MID CAP     STREET               TEMPLETON
                                            FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                                            GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                                           --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983...................................
  1984...................................    -0.68%      6.24%
  1985...................................    17.00      33.82
  1986...................................    27.12      19.10
  1987...................................     5.38      -1.94
  1988...................................    11.72      11.49
  1989...................................    27.92      22.27
  1990...................................    -6.80      -5.04
  1991...................................    30.02      21.00
  1992...................................     8.07       5.26
  1993...................................    13.48       9.53
  1994...................................    -1.94      -0.42
  1995...................................    30.06      29.79
  1996...................................    10.63      15.86
  1997...................................    27.04      22.87
  1998...................................    32.39      15.59          0.74%
  1999...................................    53.97       8.84         87.17
  2000...................................     2.29       5.67        -18.41           4.04%    20.46%
  2001...................................   -19.89       0.37        -14.88          -3.57     13.57      -23.06%    -12.59%
Cumulative Return........................   889.92     636.13         30.95           0.32     36.81      -23.06     -12.59
Annual Effective Rate of Return..........    13.72      11.84          7.63           0.23     24.77      -32.45     -18.24

                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.52%     -28.07%    -11.24%      -10.86           -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.52      -28.07     -11.24       -10.86        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   6.64      -32.58     -13.30       -12.86           15.63      14.32         8.95         3.18

L CLASS

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- L CLASS

                                                                    CONTRACT VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,236.72     $10,316.80
  1984...............    11,078.84      11,353.80
  1985...............    11,726.21      13,185.75
  1986...............    12,245.67      14,811.09
  1987...............    12,756.21      14,816.52
  1988...............    13,413.17      15,707.92
  1989...............    14,334.55      17,260.39
  1990...............    15,169.89      18,252.23
  1991...............    15,763.11      21,073.21
  1992...............    16,006.96      22,313.31
  1993...............    16,126.24      24,599.06                                                                        $11,328.28
  1994...............    16,405.20      23,274.74     $ 9,830.50     $10,029.59   $ 9,959.84   $ 9,686.70   $ 9,620.74    11,055.04
  1995...............    16,967.43      27,619.61      11,485.90     11,290.09     12,166.00    14,105.24    13,120.51    14,104.28
  1996...............    17,451.60      28,283.64      12,856.04     11,413.14     13,924.70    15,632.88    16,159.02    16,241.27
  1997...............    17,988.97      30,711.48      13,980.97     12,116.10     15,842.86    19,237.15    21,141.12    18,662.37
  1998...............    18,530.75      32,795.57      13,965.98     12,760.14     16,928.33    27,851.26    23,694.75    17,286.95
  1999...............    19,035.51      31,965.41      13,868.66     12,519.67     15,735.99    36,618.61    27,295.49    16,992.32
  2000...............    19,790.46      33,854.60      14,555.95     13,534.51     15,115.93    30,988.84    29,289.67    20,047.02
  2001...............    20,139.15      36,121.96      15,253.74     14,168.32     14,148.78    26,736.52    25,521.19    25,110.36

                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,719.40
 1992................                                                         8,535.87
 1993................                                         $11,279.17     12,263.98
 1994................  $ 9,555.82                              10,903.78     12,697.07
 1995................   12,045.32                              14,564.42     12,532.94
 1996................   15,408.93                              16,840.63     12,046.26
 1997................   18,839.30                              22,017.70     11,510.96     $12,612.86
 1998................   18,145.41                              26,854.28     13,811.75      16,921.87   $10,000.03   $ 9,801.64
 1999................   23,416.34   $10,155.07   $11,830.29    28,783.14     15,756.70      36,915.77     9,637.92     8,922.79
 2000................   24,153.62     9,915.83    11,156.28    26,760.02     13,863.90      24,864.64    10,497.78     9,813.63
 2001................   21,594.05     8,166.85     8,632.43    22,587.66     10,778.51      15,134.70    10,947.47    11,373.47

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,055.08
 1991................   12,759.75
 1992................   13,401.41
 1993................   14,363.58
 1994................   14,213.08
 1995................   19,036.17
 1996................   22,850.11
 1997................   29,558.79
 1998................   37,117.80   $10,539.64
 1999................   43,920.82    12,874.49
 2000................   39,002.20    10,759.94
 2001................   33,100.50     8,158.87

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,632.08
  1984...............                  9,460.93                                $9,969.90...  $10,663.35
  1985...............                 12,467.77                                11,671.77..    14,273.75
  1986...............                 13,447.03                                14,843.59..    17,011.76
  1987...............                 14,101.97                                15,656.04..    16,699.27
  1988...............                 15,256.43                                17,505.56..    18,633.00
  1989...............                 19,733.25                                22,407.87..    22,798.85
  1990...............                 18,273.81                                20,907.36..    21,673.09
  1991...............                 23,796.89                                27,202.93..    26,244.17
  1992...............                 25,987.75                                29,425.91..    27,650.87
  1993...............                 29,110.85                                33,423.30..    30,314.77
  1994...............                 27,581.88                                32,809.63..    30,217.00
  1995...............                 35,958.02                                42,707.01..    39,248.71
  1996...............                 43,019.75                  $11,148.58    47,291.61..    45,514.95
  1997...............                 54,108.80                   12,604.28    60,130.48..    55,971.90
  1998...............  $10,571.76     67,951.95    $10,525.68     13,096.94    79,675.48..    64,756.77     $10,110.66
  1999...............   12,688.28     78,874.05     12,104.87     13,248.16    122,786.64..   70,550.13      18,917.26
  2000...............   11,932.46     72,506.79     15,181.38     13,061.39    125,717.65..   74,623.80      15,455.79     $7,205.74
  2001...............   11,680.85     59,011.70     14,480.50     13,283.10    100,816.64..   74,977.59      13,173.38      4,870.19

                                                           CONTRACT VALUE(1)
                              ---------------------------------------------------------------------------
                               METLIFE                                FRANKLIN
                               MID CAP     STATE STREET               TEMPLETON     PIMCO
                                STOCK        RESEARCH       JANUS     SMALL CAP     TOTAL        PIMCO
                                INDEX         AURORA       GROWTH      GROWTH       RETURN     INNOVATION
                              ----------   ------------   ---------   ---------   ----------   ----------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................  $10,438.35    $12,060.88
  2001......................   10,076.68     13,730.59    $7,728.73   $8,776.47   $10,593.91   $7,229.48

                                  CONTRACT VALUE(1)
                              -------------------------

                                 MFS           MFS
                               MID CAP      RESEARCH
                               GROWTH     INTERNATIONAL
                              ---------   -------------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................
  2001......................  $8,913.68     $8,951.32

                                                                    WITHDRAWAL VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983................   $ 9,490.15     $ 9,564.63
  1984................    10,508.84      10,783.80
  1985................    11,246.21      12,705.75
  1986................    12,215.67      14,781.09
  1987................    12,726.21      14,786.52
  1988................    13,383.17      15,677.92
  1989................    14,304.55      17,230.39
  1990................    15,139.89      18,222.23
  1991................    15,733.11      21,043.21
  1992................    15,976.96      22,283.31
  1993................    16,096.24      24,569.06                                                                        $10,505.30
  1994................    16,375.20      23,244.74     $ 9,112.37     $9,297.52    $ 9,232.65   $ 8,978.63   $ 8,917.28    10,485.04
  1995................    16,937.43      27,589.61      10,915.90     10,720.09     11,596.00    13,535.24    12,550.51    13,624.28
  1996................    17,421.60      28,253.64      12,376.04     10,933.14     13,444.70    15,152.88    15,679.02    16,211.27
  1997................    17,958.97      30,681.48      13,950.97     12,086.10     15,812.86    19,207.15    21,111.12    18,632.37
  1998................    18,500.75      32,765.57      13,935.98     12,730.14     16,898.33    27,821.26    23,664.75    17,256.95
  1999................    19,005.51      31,935.41      13,838.66     12,489.67     15,705.99    36,588.61    27,265.49    16,962.32
  2000................    19,760.46      33,824.60      14,525.95     13,504.51     15,085.93    30,958.84    29,259.67    20,017.02
  2001................    20,109.15      36,091.96      15,223.74     14,138.32     14,118.78    26,706.52    25,491.19    25,080.36

                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 9,009.04
 1992................                                                        7,965.87
 1993................                                        $10,459.63     11,783.98
 1994................  $ 8,856.92                             10,333.78     12,667.07
 1995................   11,475.32                             14,084.42     12,502.94
 1996................   14,928.93                             16,810.63     12,016.26
 1997................   18,809.30                             21,987.70     11,480.96     $11,782.86
 1998................   18,115.41                             26,824.28     13,781.75      16,351.87   $ 9,270.03   $9,085.52
 1999................   23,386.34   $9,414.22   $11,000.29    28,753.14     15,726.70      36,435.77     9,067.92    8,352.79
 2000................   24,123.62    9,345.83    10,586.28    26,730.02     13,833.90      24,834.64    10,017.78    9,333.63
 2001................   21,564.05    7,686.85     8,152.43    22,557.66     10,748.51      15,104.70    10,917.47   11,343.47

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,321.23
 1991................   12,189.75
 1992................   12,921.41
 1993................   14,333.58
 1994................   14,183.08
 1995................   19,006.17
 1996................   22,820.11
 1997................   29,528.79
 1998................   37,087.80   $ 9,771.87
 1999................   43,890.82    12,304.49
 2000................   38,972.20    10,279.94
 2001................   33,070.50     8,128.87

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL        PUTNAM
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL        LARGE CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 8,927.84
  1984...............                  8,890.93                                $  9,242.01   $ 9,886.92
  1985...............                 11,987.77                                  11,101.77    13,703.75
  1986...............                 13,417.03                                  14,363.59    16,531.76
  1987...............                 14,071.97                                  15,626.04    16,669.27
  1988...............                 15,226.43                                  17,475.56    18,603.00
  1989...............                 19,703.25                                  22,377.87    22,768.85
  1990...............                 18,243.81                                  20,877.36    21,643.09
  1991...............                 23,766.89                                  27,172.93    26,214.17
  1992...............                 25,957.75                                  29,395.91    27,620.87
  1993...............                 29,080.85                                  33,393.30    30,284.77
  1994...............                 27,551.88                                  32,779.63    30,187.00
  1995...............                 35,928.02                                  42,677.01    39,218.71
  1996...............                 42,989.75                  $10,338.18      47,261.61    45,484.95
  1997...............                 54,078.80                   12,034.28      60,100.48    55,941.90
  1998...............  $ 9,801.74     67,921.95    $ 9,758.88     12,616.94      79,645.48    64,726.77     $ 9,372.92
  1999...............   12,118.28     78,844.05     11,534.87     13,218.16     122,756.64    70,520.13      18,347.26
  2000...............   11,452.46     72,476.79     14,701.38     13,031.39     125,687.65    74,593.80      14,975.79     $6,671.34
  2001...............   11,650.85     58,981.70     14,450.50     13,253.10     100,786.64    74,947.59      13,143.38      4,300.19

                                                                     WITHDRAWAL VALUE(1)
                             ---------------------------------------------------------------------------------------------------
                                                                  FRANKLIN
                              METLIFE      STATE                  TEMPLETON
                              MID CAP      STREET                   SMALL       PIMCO                     MFS           MFS
                               STOCK      RESEARCH      JANUS        CAP        TOTAL       PIMCO       MID CAP      RESEARCH
                               INDEX       AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                             ---------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983.....................
  1984.....................
  1985.....................
  1986.....................
  1987.....................
  1988.....................
  1989.....................
  1990.....................
  1991.....................
  1992.....................
  1993.....................
  1994.....................
  1995.....................
  1996.....................
  1997.....................
  1998.....................
  1999.....................
  2000.....................  $9,677.70   $11,250.88
  2001.....................   9,506.68    13,160.59   $7,157.72   $8,132.12   $9,822.33   $6,693.41    $8,259.72     $8,294.72

                                                           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                      ---------------------------------------------------------------------------------------
                                                                       SALOMON
                                      STATE STREET   STATE STREET     BROTHERS       SALOMON
                                        RESEARCH       RESEARCH       STRATEGIC      BROTHERS                ALGER     DAVIS
                                         MONEY           BOND           BOND           U.S.                 EQUITY    VENTURE
                                       MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH     VALUE
                                      ------------   ------------   -------------   ----------   --------   -------   -------
As of December 31:
  1983..............................       2.37%          3.17%
  1984..............................       8.23          10.05
  1985..............................       5.84          16.14
  1986..............................       4.43          12.33
  1987..............................       4.17           0.04
  1988..............................       5.15           6.02
  1989..............................       6.87           9.88
  1990..............................       5.83           5.75
  1991..............................       3.91          15.46
  1992..............................       1.55           5.88
  1993..............................       0.75          10.24
  1994..............................       1.73          -5.38          -1.69%          0.30%      -0.40%     -3.13%    -3.79%
  1995..............................       3.43          18.67          16.84          12.57       22.15      45.61     36.38
  1996..............................       2.85           2.40          11.93           1.09       14.46      10.83     23.16
  1997..............................       3.08           8.58           8.75           6.16       13.78      23.06     30.83
  1998..............................       3.01           6.79          -0.11           5.32        6.85      44.78     12.08
  1999..............................       2.72          -2.53          -0.70          -1.88       -7.04      31.48     15.20
  2000..............................       3.97           5.91           4.96           8.11       -3.94     -15.37      7.31
  2001..............................       1.76           6.70           4.79           4.68       -6.40     -13.72    -12.87
Cumulative Return...................     101.39         261.22          52.54          41.68       41.49     167.37    155.21
Annual Effective Rate of Return.....       3.89           7.26           6.07           4.98        4.95      14.71     13.97

                                                              ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                             -------------------------------------------------------------------------------
                                             HARRIS    LOOMIS
                                             OAKMARK   SAYLES       MFS        MFS          FI          PUTNAM        JANUS
                                             FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL     MID
                                              VALUE      CAP       TRUST     MANAGERS     EQUITY         STOCK         CAP
                                             -------   -------   ---------   --------   ----------   -------------   -------
As of December 31:
  1983.....................................
  1984.....................................
  1985.....................................
  1986.....................................
  1987.....................................
  1988.....................................
  1989.....................................
  1990.....................................
  1991.....................................                                                              -2.81%
  1992.....................................                                                             -12.18
  1993.....................................   13.28%                                       12.79%        43.68
  1994.....................................   -2.41      -4.44%                            -3.33          3.53
  1995.....................................   27.58      26.05                             33.57         -1.29
  1996.....................................   15.15      27.92                             15.63         -3.88
  1997.....................................   14.91      22.26                             30.74         -4.44         26.13%
  1998.....................................   -7.37      -3.68                             21.97         19.99         34.16
  1999.....................................   -1.70      29.05      1.55%      18.30%       7.18         14.08        118.15
  2000.....................................   17.98       3.15     -2.36       -5.70       -7.03        -12.01        -32.64
  2001.....................................   25.26     -10.60    -17.64      -22.62      -15.59        -22.25        -39.13
Cumulative Return..........................  151.10     115.94    -18.33      -13.68      125.88          7.79         51.35
Annual Effective Rate of Return............   11.21      10.56     -7.31       -5.36        9.86          0.71          8.96

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.68%
  1984....................                                                            -1.78
  1985....................                                                            31.78
  1986....................                                                             7.85
  1987....................                                                             4.87
  1988....................                                                             8.19
  1989....................                                                            29.34
  1990....................                            0.55%                           -7.40
  1991....................                           26.90                            30.22
  1992....................                            5.03                             9.21
  1993....................                            7.18                            12.02
  1994....................                           -1.05                            -5.25
  1995....................                           33.93                            30.37
  1996....................                           20.04                            19.64                              11.49%
  1997....................                           29.36                            25.78                              13.06
  1998....................     0.00%      -1.98%     25.57      5.40%     5.72%       25.58                  5.26%        3.91
  1999....................    -3.62       -8.97      18.33     22.15     20.02        16.07                 15.00         1.15
  2000....................     8.92        9.98     -11.20    -16.42     -5.96        -8.07      -27.94%    25.42        -1.41
  2001....................     4.28       15.89     -15.13    -24.17     -2.11       -18.61      -32.41     -4.62         1.70
Cumulative Return.........     9.47       13.73     231.01    -18.41     16.81       490.12      -51.30     44.81        32.83
Annual Effective Rate of
  Return..................     2.98        4.26      10.80     -6.39      5.17        10.07      35.03      12.76         5.14

                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -0.30%      6.63%
  1985.......................................    17.07      33.86
  1986.......................................    27.18      19.18
  1987.......................................     5.47      -1.84
  1988.......................................    11.81      11.58
  1989.......................................    28.00      22.36
  1990.......................................    -6.70      -4.94
  1991.......................................    30.11      21.09
  1992.......................................     8.17       5.36
  1993.......................................    13.58       9.63
  1994.......................................    -1.84      -0.32
  1995.......................................    30.17      29.89
  1996.......................................    10.74      15.97
  1997.......................................    27.15      22.97
  1998.......................................    32.50      15.70          1.11%
  1999.......................................    54.11       8.95         87.10
  2000.......................................     2.39       5.77        -18.30         4.38%    20.61%
  2001.......................................   -19.81       0.47        -14.77        -3.47     13.66     -22.71%   -12.24%
Cumulative Return............................   908.17     649.78         31.73         0.77     37.31     -22.71    -12.24
Annual Effective Rate of Return..............    13.83      11.96          7.80         0.54     25.09     -31.98    -17.74

                                                    ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                -------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.94%     -27.71%    -10.85%      -10.49%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.94      -27.71     -10.85       -10.49        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.15      -32.17     -12.86       -12.42           15.63      14.32         8.95         3.18

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.10%         -4.35%
  1984................................      10.73          12.75
  1985................................       7.02          17.82
  1986................................       8.62          16.33
  1987................................       4.18           0.04
  1988................................       5.16           6.03
  1989................................       6.88           9.90
  1990................................       5.84           5.76
  1991................................       3.92          15.48
  1992................................       1.55           5.89
  1993................................       0.75          10.26
  1994................................       1.73          -5.39          -8.88%        -7.02%      -7.67%    -10.21%  -10.83%
  1995................................       3.43          18.69          19.79         15.30       25.60      50.75    40.74
  1996................................       2.86           2.41          13.38          1.99       15.94      11.95    24.93
  1997................................       3.08           8.59          12.73         10.55       17.61      26.76    34.65
  1998................................       3.02           6.79          -0.11          5.33        6.86      44.85    12.10
  1999................................       2.73          -2.53          -0.70         -1.89       -7.06      31.51    15.22
  2000................................       3.97           5.92           4.97          8.13       -3.95     -15.39     7.31
  2001................................       1.76           6.70           4.80          4.69       -6.41     -13.74   -12.88
Cumulative Return.....................     101.09         280.92          52.24         41.35       41.19     167.07   154.91
Annual Effective Rate of Return.......       3.88           7.25           6.04          4.95        4.93      14.70    13.95

                                                          ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           -----------------------------------------------------------------------------
                                           HARRIS    LOOMIS
                                           OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                           FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                            VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                           -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983...................................
  1984...................................
  1985...................................
  1986...................................
  1987...................................
  1988...................................
  1989...................................
  1990...................................
  1991...................................                                                             -9.91%
  1992...................................                                                            -11.58
  1993...................................    5.05%                                       4.60%        47.93
  1994...................................   -0.19    -11.43%                            -1.20          7.49
  1995...................................   29.94     29.56                             36.29         -1.30
  1996...................................   18.99     30.10                             19.36         -3.89
  1997...................................   14.93     25.99                             30.80         -4.45        17.83%
  1998...................................   -7.38     -3.69                             22.00         20.04        38.78
  1999...................................   -1.71     29.10     -5.86%      10.00%       7.19         14.11       122.82
  2000...................................   18.01      3.15     -0.73       -3.76       -7.04        -12.04       -31.84
  2001...................................   25.30    -10.61    -17.75      -22.99      -15.61        -22.30       -38.15
Cumulative Return........................  150.80    115.64    -23.13      -16.48      125.58          7.49        51.05
Annual Effective Rate of Return..........   11.19     10.54     -9.39       -7.37        9.84          0.68         8.91

                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                             ----------------------------------------------------------------------------------------------------
                              LEHMAN                                                 STATE               NEUBERGER
                             BROTHERS     HARRIS               MORGAN                STREET     PUTNAM    BERMAN
                             AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL    RESEARCH    LARGE    PARTNERS    LORD ABBETT
                               BOND      LARGE CAP    STOCK     EAFE      2000     INVESTMENT    CAP      MID CAP        BOND
                               INDEX       VALUE      INDEX     INDEX     INDEX      TRUST      GROWTH     VALUE     DEBENTURE(4)
                             ---------   ---------   -------   -------   -------   ----------   ------   ---------   ------------
As of December 31:
  1983.....................                                                          -10.72%
  1984.....................                                                           -0.41
  1985.....................                                                           34.83
  1986.....................                                                           11.92
  1987.....................                                                            4.88
  1988.....................                                                            8.20
  1989.....................                                                           29.40
  1990.....................                           -6.79%                          -7.41
  1991.....................                           30.77                           30.27
  1992.....................                            6.00                            9.22
  1993.....................                           10.93                           12.03
  1994.....................                           -1.05                           -5.26
  1995.....................                           34.01                           30.40
  1996.....................                           20.07                           19.66                              3.38%
  1997.....................                           29.40                           25.79                             16.41
  1998.....................    -7.30%      -9.14%     25.60     -2.28%    -1.98%      25.60                -2.41%        4.84
  1999.....................    -2.18       -8.06      18.34     25.92     23.63       16.08                18.20         4.77
  2000.....................    10.47       11.74     -11.21    -16.45     -5.49       -8.08     -33.29%    27.45        -1.41
  2001.....................     6.98       21.53     -15.14    -20.92      1.73      -18.62     -35.54     -1.71         1.70
Cumulative Return..........     9.17       13.43     230.71    -18.71     16.51      489.62     -57.00     44.51        32.53
Annual Effective Rate of
  Return...................     2.69        4.17      10.79     -6.50      5.08       10.07     -39.70     12.89         5.09

                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -7.58%     -1.13%
  1985.......................................    20.12      38.60
  1986.......................................    29.38      20.64
  1987.......................................     8.79       0.83
  1988.......................................    11.84      11.60
  1989.......................................    28.05      22.39
  1990.......................................    -6.71      -4.94
  1991.......................................    30.16      21.12
  1992.......................................     8.18       5.37
  1993.......................................    13.60       9.64
  1994.......................................    -1.84      -0.32
  1995.......................................    30.19      29.92
  1996.......................................    10.74      15.98
  1997.......................................    27.17      22.99
  1998.......................................    32.52      15.70         -6.27%
  1999.......................................    54.13       8.95         95.75
  2000.......................................     2.39       5.78        -18.38        -3.22%    12.51%
  2001.......................................   -19.81       0.47        -12.24        -1.77     16.97     -28.42%   -18.68%
Cumulative Return............................   907.87     649.48         31.43        -4.93     31.61     -28.42    -18.68
Annual Effective Rate of Return..............    13.83      11.96          7.74        -3.51     21.40     -39.36    -26.60

                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................  -1.78%     -33.07%    -17.40%      -17.05%          -5.41     -11.88         8.96         1.72
Cumulative Return.............  -1.78      -33.07     -17.40       -17.05        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................  -2.12      -38.15     -20.45       -20.05           15.63      14.32         8.95         3.18

P CLASS

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- P CLASS

                                                                    CONTRACT VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,248.50     $10,337.67
  1984...............    11,130.78      11,445.98
  1985...............    11,822.69      13,372.34
  1986...............    12,390.03      15,111.94
  1987...............    12,952.26      15,209.14
  1988...............    13,667.59      16,221.84
  1989...............    14,658.16      17,933.29
  1990...............    15,567.79      19,081.33
  1991...............    16,234.15      22,162.98
  1992...............    16,544.21      23,611.58
  1993...............    16,727.01      26,189.62                                                                        $11,354.90
  1994...............    17,077.06      24,928.24     $ 9,836.07     $10,035.27   $ 9,965.48   $ 9,692.18   $ 9,626.18    11,119.88
  1995...............    17,725.37      29,762.30      11,532.67     11,336.06     12,215.52    14,162.62    13,173.90    14,236.83
  1996...............    18,297.04      30,666.44      12,954.22     11,500.34     14,031.00    15,752.18    16,282.31    16,452.19
  1997...............    18,928.10      33,501.82      14,137.44     12,251.78     16,020.07    19,452.21    21,377.35    18,971.48
  1998...............    19,568.18      35,992.44      14,172.23     12,948.69     17,178.14    28,261.71    24,043.95    17,635.35
  1999...............    20,173.43      35,296.23      14,123.36     12,749.75     16,024.74    37,289.05    27,795.39    17,396.15
  2000...............    21,048.73      37,611.56      14,875.75     13,832.07     15,447.75    31,667.19    29,930.90    20,595.98
  2001...............    21,497.09      38,562.15      15,644.55     14,531.58     14,511.15    27,419.07    26,172.82    25,889.83

                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,742.19
 1992................                                                         8,586.09
 1993................                                         $11,305.67     12,379.55
 1994................  $ 9,578.03                              10,967.72     12,861.85
 1995................   12,115.63                              14,701.26     12,740.43
 1996................   15,553.86                              17,059.28     12,289.50
 1997................   19,083.51                              22,382.19     11,785.20     $12,649.52
 1998................   18,445.48                              27,395.03     14,191.07      17,030.64   $10,002.91   $ 9,804.46
 1999................   23,887.68   $10,178.97   $11,858.11    29,466.28     16,247.10      37,283.40     9,674.61     8,956.77
 2000................   24,726.63     9,974.00    11,221.71    27,491.59     14,346.30      25,200.52    10,574.79     9,885.64
 2001................   22,185.16     8,243.95     8,713.92    23,287.85     11,193.88      15,393.80    11,066.96    11,497.64

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,078.61
 1991................   12,834.54
 1992................   13,527.56
 1993................   14,549.93
 1994................   14,448.24
 1995................   19,419.36
 1996................   23,393.14
 1997................   30,368.13
 1998................   38,268.61   $10,542.66
 1999................   45,442.26    12,923.40
 2000................   40,495.30    10,838.83
 2001................   34,490.10     8,248.05

                                                         CONTRACT VALUE(1)
                          --------------------------------------------------------------------------------
                                                      NEUBERGER
                                       STATE STREET     BERMAN                                   AMERICAN
                           RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS
                             2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-
                            INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME
                          ----------   ------------   ----------   ------------   -----------   ----------
As of December 31:
  1983..................                $ 9,648.91
  1984..................                  9,510.99                                $  9,999.14   $10,694.59
  1985..................                 12,577.86                                  11,747.15    14,365.85
  1986..................                 13,613.63                                  14,992.06    17,181.78
  1987..................                 14,327.10                                  15,868.45    16,925.70
  1988..................                 15,554.85                                  17,805.68    18,952.26
  1989..................                 20,190.22                                  22,872.34    23,271.17
  1990..................                 18,763.55                                  21,416.58    22,200.70
  1991..................                 24,521.24                                  27,963.97    26,978.08
  1992..................                 26,874.01                                  30,356.37    28,524.92
  1993..................                 30,210.28                                  34,602.12    31,383.68
  1994..................                 28,724.86                                  34,086.64    31,392.93
  1995..................                 37,580.35                                  44,525.74    40,920.04
  1996..................                 45,121.08                  $11,174.68      49,481.28    47,622.25
  1997..................                 56,952.19                   12,678.18      63,136.77    58,770.16
  1998..................  $10,574.80     71,775.06    $10,528.70     13,220.11      83,953.84    68,234.13
  1999..................   12,736.50     83,605.43     12,150.90     13,419.95     129,835.18    74,600.93
  2000..................   12,019.96     77,126.66     15,292.58     13,277.44     133,400.87    79,186.21
  2001..................   11,808.38     62,995.37     14,638.37     13,550.95     107,358.17    79,844.29

                              CONTRACT VALUE(1)
                          --------------------------
                             AMERICAN
                              FUNDS         PUTNAM
                              GLOBAL         LARGE
                              SMALL           CAP
                          CAPITALIZATION    GROWTH
                          --------------   ---------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................    $10,134.35
  1999..................     19,028.08
  2000..................     15,600.92     $7,222.51
  2001..................     13,344.41      4,898.89

                                                             CONTRACT VALUE(1)
                                 --------------------------------------------------------------------------
                                                 STATE                  FRANKLIN
                                   METLIFE       STREET                 TEMPLETON     PIMCO
                                   MID CAP      RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO
                                 STOCK INDEX     AURORA      GROWTH      GROWTH       RETURN     INNOVATION
                                 -----------   ----------   ---------   ---------   ----------   ----------
As of December 31:
  1983.........................
  1984.........................
  1985.........................
  1986.........................
  1987.........................
  1988.........................
  1989.........................
  1990.........................
  1991.........................
  1992.........................
  1993.........................
  1994.........................
  1995.........................
  1996.........................
  1997.........................
  1998.........................
  1999.........................
  2000.........................  $10,453.40    $12,098.22
  2001.........................   10,126.91     13,798.94   $7,746.90   $8,797.08   $10,622.09   $7,250.76

                                     CONTRACT VALUE(1)
                                 -------------------------

                                    MFS           MFS
                                  MID CAP      RESEARCH
                                  GROWTH     INTERNATIONAL
                                 ---------   -------------
As of December 31:
  1983.........................
  1984.........................
  1985.........................
  1986.........................
  1987.........................
  1988.........................
  1989.........................
  1990.........................
  1991.........................
  1992.........................
  1993.........................
  1994.........................
  1995.........................
  1996.........................
  1997.........................
  1998.........................
  1999.........................
  2000.........................
  2001.........................  $8,939.90     $8,977.59

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $ 9,418.50     $ 9,507.67
  1984...............    10,380.78      10,695.98
  1985...............    11,072.69      12,622.34
  1986...............    11,730.03      14,451.94
  1987...............    12,382.26      14,639.14
  1988...............    13,187.59      15,741.84
  1989...............    14,268.16      17,543.29
  1990...............    15,267.79      18,781.33
  1991...............    16,024.15      21,952.98
  1992...............    16,514.21      23,581.58
  1993...............    16,697.01      26,159.62                                                                        $10,524.90
  1994...............    17,047.06      24,898.24     $ 9,019.18     $9,205.27    $ 9,138.24   $ 8,886.81   $ 8,826.09    10,369.88
  1995...............    17,695.37      29,732.30      10,782.67     10,586.06     11,465.52    13,412.62    12,423.90    13,486.83
  1996...............    18,267.04      30,636.44      12,204.22     10,750.34     13,281.00    15,002.18    15,532.31    15,792.19
  1997...............    18,898.10      33,471.82      13,477.44     11,591.78     15,360.07    18,792.21    20,717.35    18,401.48
  1998...............    19,538.18      35,962.44      13,602.23     12,378.69     16,608.14    27,691.71    23,473.95    17,155.35
  1999...............    20,143.43      35,266.23      13,643.36     12,269.75     15,544.74    36,809.05    27,315.39    17,006.15
  2000...............    21,018.73      37,581.56      14,485.75     13,442.07     15,057.75    31,277.19    29,540.90    20,295.98
  2001...............    21,467.09      38,532.15      15,344.55     14,231.58     14,211.15    27,119.07    25,872.82    25,679.83

                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 8,932.81
 1992................                                                        7,836.09
 1993................                                        $10,475.67     11,629.55
 1994................  $ 8,781.79                             10,217.72     12,201.85
 1995................   11,365.63                             13,951.26     12,170.43
 1996................   14,803.86                             16,399.28     11,809.50
 1997................   18,423.51                             21,812.19     11,395.20     $11,819.52
 1998................   17,875.48                             26,915.03     13,891.07      16,280.64   $ 9,172.91   $ 8,990.10
 1999................   23,407.68   $9,348.97   $11,028.11    29,076.28     16,037.10      36,533.40     8,924.61     8,206.77
 2000................   24,336.63    9,224.00    10,471.71    27,191.59     14,316.30      24,540.52     9,824.79     9,135.64
 2001................   21,885.16    7,493.95     7,963.92    23,077.85     11,163.88      14,823.80    10,406.96    10,837.64

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,248.61
 1991................   12,084.54
 1992................   12,777.56
 1993................   12,777.56
 1994................   13,878.24
 1995................   18,939.36
 1996................   23,003.14
 1997................   30,068.13
 1998................   38,058.61   $ 9,712.66
 1999................   45,412.26    12,173.40
 2000................   40,465.30    10,088.83
 2001................   34,460.10     7,588.05

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 8,847.00
  1984...............                  8,760.99                                $  9,169.20   $ 9,864.59
  1985...............                 11,827.86                                  10,997.15    13,615.85
  1986...............                 12,953.63                                  14,242.06    16,431.78
  1987...............                 13,757.10                                  15,208.45    16,265.70
  1988...............                 15,074.85                                  17,235.68    18,382.26
  1989...............                 19,800.22                                  22,392.34    22,791.17
  1990...............                 18,463.55                                  21,026.58    21,810.70
  1991...............                 24,311.24                                  27,663.97    26,678.08
  1992...............                 26,844.01                                  30,146.37    28,314.92
  1993...............                 30,180.28                                  34,572.12    31,353.68
  1994...............                 28,694.86                                  34,056.64    31,362.93
  1995...............                 37,550.35                                  44,495.74    40,890.04
  1996...............                 45,091.08                  $10,344.68      49,451.28    47,592.25
  1997...............                 56,922.19                   11,928.18      63,106.77    58,740.16
  1998...............  $ 9,744.80     71,745.06    $ 9,698.70     12,470.11      83,923.84    68,204.13     $ 9,304.35
  1999...............   11,986.50     83,575.43     11,400.90     12,759.95     129,805.18    74,570.93      18,278.08
  2000...............   11,269.96     77,096.66     14,542.58     12,707.44     133,370.87    79,156.21      14,850.92     $6,614.71
  2001...............   11,148.38     62,965.37     13,978.37     13,070.95     107,328.17    79,814.29      12,684.41      4,148.89

                                                                     WITHDRAWAL VALUE(1)
                            -----------------------------------------------------------------------------------------------------
                                            STATE                  FRANKLIN
                              METLIFE       STREET                 TEMPLETON     PIMCO                     MFS           MFS
                              MID CAP      RESEARCH      JANUS     SMALL CAP     TOTAL       PIMCO       MID CAP      RESEARCH
                            STOCK INDEX     AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                            -----------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983....................
  1984....................
  1985....................
  1986....................
  1987....................
  1988....................
  1989....................
  1990....................
  1991....................
  1992....................
  1993....................
  1994....................
  1995....................
  1996....................
  1997....................
  1998....................
  1999....................
  2000....................   $9,623.40    $11,268.22
  2001....................    9,376.91     13,048.94   $7,097.15   $8,063.31   $9,792.09   $6,640.70    $8,194.71     $8,229.38

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.49%          3.38%
  1984................................       8.61          10.72
  1985................................       6.22          16.83
  1986................................       4.80          13.01
  1987................................       4.54           0.64
  1988................................       5.52           6.66
  1989................................       7.25          10.55
  1990................................       6.21           6.40
  1991................................       4.28          16.15
  1992................................       1.91           6.54
  1993................................       1.10          10.92
  1994................................       2.09          -4.82          -1.64%         0.35%      -0.35%     -3.08%   -3.74%
  1995................................       3.80          19.39          17.25         12.96       22.58      46.12    36.85
  1996................................       3.23           3.04          12.33          1.45       14.86      11.22    23.60
  1997................................       3.45           9.25           9.13          6.53       14.18      23.49    31.29
  1998................................       3.38           7.43           0.25          5.69        7.23      45.29    12.47
  1999................................       3.09          -1.93          -0.34         -1.54       -6.71      31.94    15.60
  2000................................       4.34           6.56           5.33          8.49       -3.60     -15.08     7.68
  2001................................       2.13           2.53           5.17          5.06       -6.06     -13.41   -12.56
Cumulative Return.....................     114.97         285.62          56.45         45.32       45.11     174.19   161.73
Annual Effective Rate of Return.......       4.26           7.64           6.45          5.36        5.33      15.12    14.37

                                                              ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                              -----------------------------------------------------------------------------
                                              HARRIS    LOOMIS
                                              OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                              FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                               VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                              -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983......................................
  1984......................................
  1985......................................
  1986......................................
  1987......................................
  1988......................................
  1989......................................
  1990......................................
  1991......................................                                                             -2.58%
  1992......................................                                                            -11.87
  1993......................................   13.55%                                      13.06%        44.18
  1994......................................   -2.07     -4.22%                            -2.99          3.90
  1995......................................   28.03     26.49                             34.04         -0.94
  1996......................................   15.56     28.38                             16.04         -3.54
  1997......................................   15.31     22.69                             31.20         -4.10        26.50%
  1998......................................   -7.04     -3.34                             22.40         20.41        34.63
  1999......................................   -1.36     29.50      1.79%      18.58%       7.56         14.49       118.92
  2000......................................   18.39      3.51     -2.01       -5.37       -6.70        -11.70       -32.41
  2001......................................   25.70    -10.28    -17.35      -22.35      -15.29        -21.97       -38.91
Cumulative Return...........................  158.90    121.85    -17.56      -12.86      132.88         11.94        53.94
Annual Effective Rate of Return.............   11.60     10.95     -6.98       -5.03       10.24          1.06         9.34

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.51%
  1984....................                                                            -1.43
  1985....................                                                            32.25
  1986....................                                                             8.23
  1987....................                                                             5.24
  1988....................                                                             8.57
  1989....................                                                            29.80
  1990....................                            0.79%                           -7.07
  1991....................                           27.34                            30.69
  1992....................                            5.40                             9.59
  1993....................                            7.56                            12.41
  1994....................                           -0.70                            -4.92
  1995....................                           34.41                            30.83
  1996....................                           20.46                            20.07                              11.75%
  1997....................                           29.82                            26.22                              13.45
  1998....................     0.03%      -1.96%     26.02      5.43%     5.75%       26.03                  5.29%        4.27
  1999....................    -3.28       -8.65      18.75     22.58     20.44        16.48                 15.41         1.51
  2000....................     9.30       10.37     -10.89    -16.13     -5.63        -7.75      -27.77%    25.86        -1.06
  2001....................     4.65       16.31     -14.83    -23.90     -1.76       -18.32      -32.17     -4.28         2.06
Cumulative Return.........    10.67       14.98     244.90    -17.52     18.08       529.95      -51.01     46.38        35.51
Annual Effective Rate of
  Return..................     3.34        4.63      11.19     -6.06      5.54        10.46      -34.80     13.16         5.51

                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -0.01%      6.95%
  1985.......................................    17.48      34.33
  1986.......................................    27.62      19.60
  1987.......................................     5.85      -1.49
  1988.......................................    12.21      11.97
  1989.......................................    28.46      22.79
  1990.......................................    -6.36      -4.60
  1991.......................................    30.57      21.52
  1992.......................................     8.56       5.73
  1993.......................................    13.99      10.02
  1994.......................................    -1.49       0.03
  1995.......................................    30.63      30.35
  1996.......................................    11.13      16.38
  1997.......................................    27.60      23.41
  1998.......................................    32.97      16.10          1.34%
  1999.......................................    54.65       9.33         87.76
  2000.......................................     2.75       6.15        -18.01         4.53%    20.98%
  2001.......................................   -19.52       0.83        -14.46        -3.12     14.06     -22.53    -12.03
Cumulative Return............................   973.58     698.44         33.44         1.27     37.99     -22.53    -12.03
Annual Effective Rate of Return..............    14.23      12.35          8.18         0.89     25.53     -31.74    -17.45

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................    6.22     -27.49     -10.60        -10.22          -5.41     -11.88         8.96         1.72
Cumulative Return.............    6.22     -27.49     -10.60        -10.22       1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................    7.49     -31.94     -12.55        -12.11          15.63      14.32         8.95         3.18

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.81%         -4.92%
  1984................................      10.22          12.50
  1985................................       6.67          18.01
  1986................................       5.94          14.49
  1987................................       5.56           1.30
  1988................................       6.50           7.53
  1989................................       8.19          11.44
  1990................................       7.01           7.06
  1991................................       4.95          16.89
  1992................................       3.06           7.42
  1993................................       1.11          10.93
  1994................................       2.10          -4.82          -9.81%        -7.95%      -8.62%    -11.13%  -11.74%
  1995................................       3.80          19.42          19.55         15.00       25.47      50.93    40.76
  1996................................       3.23           3.04          13.18          1.55       15.83      11.85    25.02
  1997................................       3.45           9.25          10.43          7.83       15.65      25.26    33.38
  1998................................       3.39           7.44           0.93          6.79        8.13      47.36    13.31
  1999................................       3.10          -1.94           0.30         -0.88       -6.40      32.92    16.36
  2000................................       4.35           6.57           6.17          9.55       -3.13     -15.03     8.15
  2001................................       2.13           2.53           5.93          5.87       -5.62     -13.29   -12.42
Cumulative Return.....................     114.67         285.32          53.45         42.32       42.11     171.19   158.73
Annual Effective Rate of Return.......       4.26           7.64           6.16          5.05        5.03      14.94    14.19

                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS     EQUITY         STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                            -10.67%
  1992.......................................                                                            -12.28
  1993.......................................    5.25%                                       4.76%        48.41
  1994.......................................   -1.47    -12.18%                            -2.46          4.92
  1995.......................................   30.06     29.42                             36.54         -0.26
  1996.......................................   17.09     30.25                             17.55         -2.97
  1997.......................................   16.52     24.45                             33.01         -3.51        18.20%
  1998.......................................   -6.77     -2.97                             23.39         21.90        37.74
  1999.......................................   -0.87     30.95     -6.51%      10.28%      -8.03         15.45       124.40
  2000.......................................   19.34      3.97     -1.34       -5.05       -6.48        -10.73       -32.83
  2001.......................................   26.53    -10.07    -16.76      -23.95      -15.13        -22.02       -39.59
Cumulative Return............................  156.80    118.85    -25.06      -20.36      130.78         11.64        48.24
Annual Effective Rate of Return..............   11.49     10.76    -10.25       -8.18       10.13          1.04         8.49

                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                             ----------------------------------------------------------------------------------------------------
                              LEHMAN                                                 STATE               NEUBERGER
                             BROTHERS     HARRIS               MORGAN                STREET     PUTNAM    BERMAN
                             AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL    RESEARCH    LARGE    PARTNERS    LORD ABBETT
                               BOND      LARGE CAP    STOCK     EAFE      2000     INVESTMENT    CAP      MID CAP        BOND
                               INDEX       VALUE      INDEX     INDEX     INDEX      TRUST      GROWTH     VALUE     DEBENTURE(4)
                             ---------   ---------   -------   -------   -------   ----------   ------   ---------   ------------
As of December 31:
  1983.....................                                                          -11.53%
  1984.....................                                                           -0.97
  1985.....................                                                           35.01
  1986.....................                                                            9.52
  1987.....................                                                            6.20
  1988.....................                                                            9.58
  1989.....................                                                           31.35
  1990.....................                           -7.51%                          -6.75
  1991.....................                           30.66                           31.67
  1992.....................                            5.73                           10.42
  1993.....................                            8.71                           12.43
  1994.....................                           -0.08                           -4.92
  1995.....................                           36.47                           30.86
  1996.....................                           21.46                           20.08                              3.45%
  1997.....................                           30.71                           26.24                             15.31
  1998.....................    -8.27%     -10.10%     26.57     -2.87%    -2.55%      26.04                -3.01%        4.54
  1999.....................    -2.71       -8.71      19.32     25.34     23.00       16.49                17.55         2.32
  2000.....................    10.09       11.32     -10.89    -17.12     -5.98       -7.75     -33.85%    27.56        -0.41
  2001.....................     5.93       16.63     -14.84    -24.79     -1.08      -18.33     -37.28     -3.88         2.86
Cumulative Return..........     4.07        6.38     244.60    -24.12     11.48      529.65     -58.51     39.78        30.71
Annual Effective Rate of
  Return...................     1.30        2.64      11.19     -6.57      3.58       10.46     -40.98     11.48         4.84

                                                             ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                             -------------------------------------------------------------------------------
                                                                      AMERICAN
                                                        AMERICAN       FUNDS        METLIFE     STATE              FRANKLIN
                                             AMERICAN    FUNDS         GLOBAL       MID CAP     STREET             TEMPLETON
                                              FUNDS     GROWTH-        SMALL         STOCK     RESEARCH   JANUS    SMALL CAP
                                              GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA    GROWTH    GROWTH
                                             --------   --------   --------------   --------   --------   ------   ---------
As of December 31:
  1983.....................................
  1984.....................................     -8.31%    -1.35%
  1985.....................................     19.94     38.03
  1986.....................................     29.51     20.68
  1987.....................................      6.79     -1.01
  1988.....................................     13.33     13.01
  1989.....................................     29.92     23.98
  1990.....................................     -6.10     -4.30
  1991.....................................     31.57     22.32
  1992.....................................      8.97      6.14
  1993.....................................     14.68     10.73
  1994.....................................     -1.49      0.03
  1995.....................................     30.65     30.38
  1996.....................................     11.14     16.39
  1997.....................................     27.61     23.42
  1998.....................................     32.99     16.11         -6.96%
  1999.....................................     54.67      9.33         96.45
  2000.....................................      2.75      6.15        -18.75          -3.77%    12.68%
  2001.....................................    -19.53      0.83        -14.59          -2.55     15.80    -29.03%   -19.37%
Cumulative Return..........................    973.28    698.14         26.84          -6.23     30.49    -29.03    -19.37
Annual Effective Rate of Return............     14.23     12.35          6.70          -4.44     20.67    -40.13    -27.53

                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                               -------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL       PIMCO      MIDCAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN    INNOVATION   GROWTH   INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                               --------   ----------   ------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983.......................                                                        5.11%      1.79%        4.51%        1.07%
  1984.......................                                                        1.35       6.27        14.37         3.95
  1985.......................                                                       33.62      31.73        18.06         3.77
  1986.......................                                                       27.25      18.66        13.13         1.13
  1987.......................                                                        5.55       5.25         3.66         4.41
  1988.......................                                                       16.21      16.61         6.67         4.42
  1989.......................                                                       32.24      31.69        12.77         4.65
  1990.......................                                                       -0.54      -3.10         9.16         6.11
  1991.......................                                                       24.25      30.47        14.62         3.06
  1992.......................                                                        7.40       7.62         7.17         2.90
  1993.......................                                                       16.97      10.08         8.79         2.75
  1994.......................                                                        5.02       1.32        -1.93         2.67
  1995.......................                                                       36.94      37.58        15.33         2.54
  1996.......................                                                       28.91      22.96         4.05         3.32
  1997.......................                                                       24.91      33.36         7.87         1.83
  1998.......................                                                       18.14      28.52         8.44         1.61
  1999.......................                                                       27.21      21.04        -2.15         2.68
  2000.......................                                                       -4.51      -9.11        10.12         3.39
  2001.......................     -2.08%    -33.59%    -16.05%      -17.71%         -5.41     -11.88         8.96         1.72
Cumulative Return............     -2.08     -33.59     -16.05       -17.71       1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return.....................     -2.48     -38.73     -21.20       -20.80          15.63      14.32         8.95         3.18

------------
NOTES:

(1) The Contract Values, Withdrawal Values, and Annual Percentage Change figures for each Class assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Withdrawal Charge or premium tax charge. Each Withdrawal Value equals the Contract Value less any applicable Withdrawal Charge and a pro rata portion of the annual $30 Contract Administrative Fee, but does not reflect a deduction for the premium tax charge. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions.") 1983 figures for State Street Research Money Market Series and State Street Research Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Focused Value are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust Series and MFS Research Managers are from May 1, 1999 through December 31, 1999; 1993 figures for FI Structured Equity Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are December 1, 1998 through December 31, 1998; 1991 figures for Putnam International Stock Portfolio are from May 1, 1991 through December 31, 1991; 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000; 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; 2001 figures for PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31, 2001; 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.
(2) State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.
(3) Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.
(4) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.
(5) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Annual Percentage Change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(6) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The Annual Percentage Change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(7) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(8) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. The examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     Set forth on the following pages are illustrations for each Class of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

STANDARD CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   118.8%       4.4%        1.000000      2.187558
10 years ended December 31, 2001...............    33.2%       2.9%        1.641696      2.187558
5 years ended December 31, 2001................    17.8%       3.3%        1.857274      2.187558
3 years ended December 31, 2001................    10.0%       3.2%        1.988593      2.187558
1 year ended December 31, 2001.................     2.2%       2.2%        2.141092      2.187558

STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   286.0%       7.6%        1.000000      3.860036
10 years ended December 31, 2001...............    77.7%       5.9%        2.172811      3.860036
5 years ended December 31, 2001................    29.9%       5.4%        2.970990      3.860036
3 years ended December 31, 2001................    11.3%       3.6%        3.469011      3.860036
1 year ended December 31, 2001.................     7.1%       7.1%        3.605648      3.860036

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    57.7%       6.6%        1.000000      1.577404
5 years ended December 31, 2001................    21.4%       4.0%        1.299076      1.577404
3 years ended December 31, 2001................    10.7%       3.5%        1.424509      1.577404
1 year ended December 31, 2001.................     5.3%       5.3%        1.498547      1.577404

SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    46.7%       5.5%        1.000000      1.467006
5 years ended December 31, 2001................    27.2%       4.9%        1.153609      1.467006
3 years ended December 31, 2001................    12.6%       4.0%        1.302524      1.467006
1 year ended December 31, 2001.................     5.2%       5.2%        1.394967      1.467006

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** State Street Research & Management Company became the sub-adviser on July 1,
   2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    46.2%        5.4%       1.000000      1.461629
5 years ended December 31, 2001................     3.9%        0.8%       1.406725      1.461629
3 years ended December 31, 2001................   -15.3%       -5.4%       1.725279      1.461629
1 year ended December 31, 2001.................    -6.0%       -6.0%       1.554221      1.461629

ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   171.1%       14.9%       1.000000      2.710594
5 years ended December 31, 2001...............    74.2%       11.7%       1.556003      2.710594
3 years ended December 31, 2001...............    -3.0%       -1.0%       2.794041      2.710594
1 year ended December 31, 2001................   -13.4%      -13.4%       3.130036      2.710594

DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   162.6%       14.4%       1.000000      2.626002
5 years ended December 31, 2001...............    60.9%       10.0%       1.631681      2.626002
3 years ended December 31, 2001...............     8.9%        2.9%       2.411441      2.626002
1 year ended December 31, 2001................   -12.5%      -12.5%       3.002366      2.626002

HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   160.5%       11.7%       1.000000      2.605249
5 years ended December 31, 2001................    57.8%        9.6%       1.651010      2.605249
3 years ended December 31, 2001................    47.0%       13.7%       1.771919      2.605249
1 year ended December 31, 2001.................    25.7%       25.7%       2.071941      2.605249

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   123.0%       11.0%       1.000000      2.229733
5 years ended December 31, 2001...............    43.0%        7.4%       1.559249      2.229733
3 years ended December 31, 2001...............    20.4%        6.4%       1.851682      2.229733
1 year ended December 31, 2001................   -10.3%      -10.3%       2.484409      2.229733

MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.3%       -6.9%       1.000000      0.827301
1 year ended December 31, 2001................   -17.2%      -17.2%       0.998698      0.827301

MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -12.6%       -4.9%       1.000000      0.873698
1 year ended December 31, 2001................   -22.2%      -22.2%       1.122995      0.873698

FI STRUCTURED EQUITY SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   133.9%       10.3%       1.000000      2.339273
5 years ended December 31, 2001...............    36.6%        6.4%       1.711909      2.339273
3 years ended December 31, 2001...............   -15.0%       -5.3%       2.751361      2.339273
1 year ended December 31, 2001................   -15.3%      -15.3%       2.761215      2.339273

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
   Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   12.5%        3.8%        1.000000      1.125212
3 years ended December 31, 2001................   11.3%        3.6%        1.011297      1.125212
1 year ended December 31, 2001.................    4.8%        4.8%        1.073369      1.125212

JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    54.1%        9.4%       1.000000      1.541152
3 years ended December 31, 2001...............    -9.5%       -3.3%       1.703728      1.541152
1 year ended December 31, 2001................   -38.9%      -38.9%       2.521847      1.541152

METLIFE STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   246.7%       11.2%       1.000000      3.466749
10 years ended December 31, 2001..............   304.2%       15.0%       1.284658      3.466749
5 years ended December 31, 2001...............    47.3%        8.1%       2.353183      3.466749
3 years ended December 31, 2001...............    -9.9%       -3.4%       3.849749      3.466749
1 year ended December 31, 2001................   -14.8%      -14.8%       4.071263      3.466749

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   49.6%        13.7%       1.000000      1.496043
3 years ended December 31, 2001................   39.6%        11.8%       1.071818      1.496043
1 year ended December 31, 2001.................   -4.2%        -4.2%       1.561153      1.496043

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -50.8%      -34.7%       1.000000      0.491505
1 year ended December 31, 2001................   -31.9%      -31.9%       0.721772      0.491505

MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -15.1%       -5.1%       1.000000      0.848819
3 years ended December 31, 2001...............   -21.3%       -7.7%       1.078508      0.848819
1 year ended December 31, 2001................   -23.7%      -23.7%       1.112510      0.848819

PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    13.4%        1.8%       1.000000      1.134049
10 years ended December 31, 2001..............    16.5%        1.5%       0.973567      1.134049
5 years ended December 31, 2001...............    -8.4%       -1.7%       1.237870      1.134049
3 years ended December 31, 2001...............   -20.9%       -7.5%       1.433077      1.134049
1 year ended December 31, 2001................   -21.9%      -21.9%       1.451553      1.134049

RUSSELL 2000 INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   18.1%         5.4%       1.000000      1.180772
3 years ended December 31, 2001................   12.2%         3.9%       1.052212      1.180772
1 year ended December 31, 2001.................   -1.6%        -1.6%       1.199917      1.180772

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   534.7%       10.5%       1.000000      6.347276
10 years ended December 31, 2001..............   310.3%       15.2%       2.477815      6.347276
5 years ended December 31, 2001...............    39.2%        6.8%       4.559270      6.347276
3 years ended December 31, 2001...............   -12.4%       -4.3%       7.245249      6.347276
1 year ended December 31, 2001................   -18.4%      -18.4%       7.775550      6.347276

LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   36.3%         5.6%       1.000000      1.363075
5 years ended December 31, 2001................   22.1%         4.1%       1.116722      1.363075
3 years ended December 31, 2001................    2.9%         0.9%       1.324959      1.363075
1 year ended December 31, 2001.................    2.2%         2.2%       1.333986      1.363075

AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   978.5%       14.2%       1.000000     10.784870
10 years ended December 31, 2001............   536.8%       20.3%       2.876194     10.784870
5 years ended December 31, 2001.............   109.4%       15.9%       5.150063     10.784870
3 years ended December 31, 2001.............    22.9%        7.1%       8.773249     10.784870
1 year ended December 31, 2001..............   -22.9%      -22.9%      13.989887     10.784870

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   702.2%       12.3%       1.000000      8.021833
10 years ended December 31, 2001...............   264.9%       13.8%       2.772723      8.021833
5 years ended December 31, 2001................    61.9%       10.1%       4.954644      8.021833
3 years ended December 31, 2001................    12.5%        4.0%       7.128114      8.021833
1 year ended December 31, 2001.................    -3.4%       -3.4%       8.304162      8.021833

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    33.8%        8.2%       1.000000      1.337622
3 years ended December 31, 2001...............    31.9%        9.7%       1.014411      1.337622
1 year ended December 31, 2001................   -14.9%      -14.9%       1.572648      1.337622

JANUS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.6%      -31.8%       1.000000      0.774171

FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.1%      -17.5%       1.000000      0.879119

METLIFE MID CAP STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.8%         1.9%       1.000000      1.028283
1 year ended December 31, 2001.................   -2.9%        -2.9%       1.059410      1.028283

STATE STREET RESEARCH AURORA SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.6%        25.1%       1.000000      1.395901
1 year ended December 31, 2001.................   14.2%        14.2%       1.222482      1.395901

PIMCO TOTAL RETURN SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    7.1%        8.1%        1.000000      1.070715

---------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PIMCO INNOVATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.1%      -43.0%       1.000000      0.608843

MFS RESEARCH INTERNATIONAL SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.3%      -17.1%       1.000000      0.847077

MFS MID CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.7%      -19.8%       1.000000      0.822989

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   14.5%        4.4%        1.000000      1.145422
3 years ended December 31, 2001................   18.0%        5.7%        0.970663      1.145422
1 year ended December 31, 2001.................   16.5%        5.7%        0.983170      1.145422

---------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

B PLUS CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   105.1%       4.2%        1.000000      2.051424
10 years ended December 31, 2001...............    28.7%       2.6%        1.594407      2.051424
5 years ended December 31, 2001................    15.7%       3.0%        1.772453      2.051424
3 years ended December 31, 2001................     8.9%       2.9%        1.884540      2.051424
1 year ended December 31, 2001.................     1.8%       1.8%        2.014928      2.051424

STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   262.0%       7.7%        1.000000      3.619835
10 years ended December 31, 2001...............    71.5%       5.5%        2.110227      3.619835
5 years ended December 31, 2001................    27.7%       5.0%        2.835316      3.619835
3 years ended December 31, 2001................    10.1%       3.3%        3.287508      3.619835
1 year ended December 31, 2001.................     6.7%       6.7%        3.393193      3.619835

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   53.8%        7.2%        1.000000      1.538306
5 years ended December 31, 2001................   19.3%        3.6%        1.289252      1.538306
3 years ended December 31, 2001................    9.6%        3.1%        1.403876      1.538306
1 year ended December 31, 2001.................    4.9%        4.9%        1.466554      1.538306

SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   43.1%        6.0%        1.000000      1.430644
5 years ended December 31, 2001................   25.0%        4.6%        1.144883      1.430644
3 years ended December 31, 2001................   11.5%        3.7%        1.283657      1.430644
1 year ended December 31, 2001.................    4.8%        4.8%        1.365185      1.430644

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** State Street Research & Management Company became the sub-adviser on July 1,
   2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    42.5%        5.9%       1.000000      1.425397
5 years ended December 31, 2001................     2.1%        0.4%       1.396089      1.425397
3 years ended December 31, 2001................   -16.2%       -5.7%       1.700293      1.425397
1 year ended December 31, 2001.................    -6.3%       -6.3%       1.521041      1.425397

ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.3%       17.1%       1.000000      2.643408
5 years ended December 31, 2001...............    71.2%       11.3%       1.544236      2.643408
3 years ended December 31, 2001...............    -4.0%       -1.4%       2.753588      2.643408
1 year ended December 31, 2001................   -13.7%      -13.7%       3.063233      2.643408

DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   156.1%       16.5%       1.000000      2.560928
5 years ended December 31, 2001...............    58.1%        9.6%       1.619346      2.560928
3 years ended December 31, 2001...............     7.8%        2.5%       2.376531      2.560928
1 year ended December 31, 2001................   -12.8%      -12.8%       2.938305      2.560928

HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   152.7%       12.8%       1.000000      2.527342
5 years ended December 31, 2001................    55.1%        9.2%       1.629922      2.527342
3 years ended December 31, 2001................    45.5%       13.3%       1.737084      2.527342
1 year ended December 31, 2001.................    25.3%       25.3%       2.017065      2.527342

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   117.1%       12.3%       1.000000      2.170658
5 years ended December 31, 2001...............    40.5%        7.0%       1.544760      2.170658
3 years ended December 31, 2001...............    19.2%        6.0%       1.821681      2.170658
1 year ended December 31, 2001................   -10.6%      -10.6%       2.427131      2.170658

MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -18.0%      -11.2%       1.000000      0.819591
1 year ended December 31, 2001................   -17.5%      -17.5%       0.992883      0.819591

MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.4%       -8.3%       1.000000      0.865552
1 year ended December 31, 2001................   -22.5%      -22.5%       1.116456      0.865552

FI STRUCTURED EQUITY SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   126.9%       11.3%       1.000000      2.269327
5 years ended December 31, 2001...............    34.3%        6.1%       1.690048      2.269327
3 years ended December 31, 2001...............   -15.9%       -5.6%       2.697299      2.269327
1 year ended December 31, 2001................   -15.6%      -15.6%       2.688111      2.269327

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** Fidelity Management & Research Company became the subadviser on May 1, 2002.
   Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.3%        5.1%        1.000000      1.112895
3 years ended December 31, 2001................   10.1%        3.3%        1.010793      1.112895
1 year ended December 31, 2001.................    4.5%        4.5%        1.065361      1.112895

JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    51.5%       11.5%       1.000000      1.515283
3 years ended December 31, 2001...............   -10.5%       -3.6%       1.692860      1.515283
1 year ended December 31, 2001................   -39.1%      -39.1%       2.488300      1.515283

METLIFE STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   232.8%       11.9%       1.000000      3.327989
10 years ended December 31, 2001..............   160.6%       10.1%       1.277184      3.327989
5 years ended December 31, 2001...............    44.8%        7.7%       2.298885      3.327989
3 years ended December 31, 2001...............   -10.9%       -3.8%       3.734716      3.327989
1 year ended December 31, 2001................   -15.1%      -15.1%       3.922110      3.327989

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.0%        20.0%       1.000000      1.479666
3 years ended December 31, 2001................   38.1%        11.4%       1.071284      1.479666
1 year ended December 31, 2001.................   -4.5%        -4.5%       1.549512      1.479666

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.488634
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720095      0.488634

MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -16.0%       -7.8%       1.000000      0.839521
3 years ended December 31, 2001...............   -22.1%       -8.0%       1.077972      0.839521
1 year ended December 31, 2001................   -24.0%      -24.0%       1.104212      0.839521

PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....     9.2%        1.4%       1.000000      1.092445
10 years ended December 31, 2001..............    12.5%        1.2%       0.971290      1.092445
5 years ended December 31, 2001...............   -10.0%       -2.1%       1.213526      1.092445
3 years ended December 31, 2001...............   -21.7%       -7.8%       1.395099      1.092445
1 year ended December 31, 2001................   -22.1%      -22.1%       1.403242      1.092445

RUSSELL 2000 INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   16.8%         7.5%       1.000000      1.167838
3 years ended December 31, 2001................   11.0%         3.6%       1.051688      1.167838
1 year ended December 31, 2001.................   -1.9%        -1.9%       1.190964      1.167838

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   494.9%       10.7%       1.000000      5.948701
10 years ended December 31, 2001..............   147.3%        9.5%       2.404996      5.948701
5 years ended December 31, 2001...............    36.8%        6.5%       4.348456      5.948701
3 years ended December 31, 2001...............   -13.3%       -4.6%       6.862077      5.948701
1 year ended December 31, 2001................   -18.7%      -18.7%       7.313042      5.948701

LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   33.6%        6.4%        1.000000      1.336291
5 years ended December 31, 2001................   19.9%        3.7%        1.114114      1.336291
3 years ended December 31, 2001................    1.8%        0.6%        1.312647      1.336291
1 year ended December 31, 2001.................    1.8%        1.8%        1.312385      1.336291

AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   913.0%       14.7%       1.000000     10.129730
10 year ended December 31, 2001.............   262.1%       13.7%       2.797769     10.129730
5 years ended December 31, 2001.............   105.8%       15.5%       4.922657     10.129730
3 years ended December 31, 2001.............    21.6%        6.7%       8.327422     10.129730
1 year ended December 31, 2001..............   -23.2%      -23.2%      13.186551     10.129730

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   653.5%       12.7%       1.000000      7.534636
10 years ended December 31, 2001...............   179.4%       10.8%       2.697132      7.534636
5 years ended December 31, 2001................    59.1%        9.7%       4.735909      7.534636
3 years ended December 31, 2001................    11.4%        3.7%       6.765938      7.534636
1 year ended December 31, 2001.................    -3.7%       -3.7%       7.827350      7.534636

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.1%       11.0%       1.000000      1.320522
3 years ended December 31, 2001...............    30.5%        9.3%       1.012030      1.320522
1 year ended December 31, 2001................   -15.2%      -15.2%       1.558035      1.320522

JANUS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.8%      -32.1%       1.000000      0.772355

FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.3%      -17.8%       1.000000      0.877059

METLIFE MID CAP STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.3%         4.7%       1.000000      1.022927
1 year ended December 31, 2001.................   -3.3%        -3.3%       1.057615      1.022927

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH AURORA SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   38.9%        95.3%       1.000000      1.388638
1 year ended December 31, 2001.................   13.8%        13.8%       1.220413      1.388638

PIMCO TOTAL RETURN SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............    6.8%        7.7%        1.000000      1.067865

PIMCO INNOVATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -39.3%      -43.2%       1.000000      0.606956

MFS RESEARCH INTERNATIONAL SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -15.6%      -17.4%       1.000000      0.844460

MFS MID CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -18.0%      -20.1%       1.000000      0.820440

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.3%         4.0%       1.000000      1.132884
3 years ended December 31, 2001................   16.8%         5.3%       0.970179      1.132884
1 year ended December 31, 2001.................   16.1%        16.1%       0.975836      1.132884

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

C CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   105.1%       4.2%        1.000000      2.051424
10 years ended December 31, 2001...............    28.7%       2.6%        1.594407      2.051424
5 years ended December 31, 2001................    15.7%       3.0%        1.772453      2.051424
3 years ended December 31, 2001................     8.9%       2.9%        1.884540      2.051424
1 year ended December 31, 2001.................     1.8%       1.8%        2.014928      2.051424

STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001....   262.0%       7.7%        1.000000      3.619835
10 years ended December 31, 2001..............    71.5%       5.5%        2.110227      3.619835
5 years ended December 31, 2001...............    27.7%       5.0%        2.835316      3.619835
3 years ended December 31, 2001...............    10.1%       3.3%        3.287508      3.619835
1 year ended December 31, 2001................     6.7%       6.7%        3.393193      3.619835

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   53.8%        7.2%        1.000000      1.538306
5 years ended December 31, 2001................   19.3%        3.6%        1.289252      1.538306
3 years ended December 31, 2001................    9.6%        3.1%        1.403876      1.538306
1 year ended December 31, 2001.................    4.9%        4.9%        1.466554      1.538306

SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   43.1%        6.0%        1.000000      1.430644
5 years ended December 31, 2001................   25.0%        4.6%        1.144883      1.430644
3 years ended December 31, 2001................   11.5%        3.7%        1.283657      1.430644
1 year ended December 31, 2001.................    4.8%        4.8%        1.365185      1.430644

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** State Street Research & Management Company became the sub-adviser on July 1,
   2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    42.5%        5.9%       1.000000      1.425397
5 years ended December 31, 2001................     2.1%        0.4%       1.396089      1.425397
3 years ended December 31, 2001................   -16.2%       -5.7%       1.700293      1.425397
1 year ended December 31, 2001.................    -6.3%       -6.3%       1.521041      1.425397

ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.3%       17.1%       1.000000      2.643408
5 years ended December 31, 2001...............    71.2%       11.3%       1.544236      2.643408
3 years ended December 31, 2001...............    -4.0%       -1.4%       2.753588      2.643408
1 year ended December 31, 2001................   -13.7%      -13.7%       3.063233      2.643408

DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   156.1%       16.5%       1.000000      2.560928
5 years ended December 31, 2001...............    58.1%        9.6%       1.619346      2.560928
3 years ended December 31, 2001...............     7.8%        2.5%       2.376531      2.560928
1 year ended December 31, 2001................   -12.8%      -12.8%       2.938305      2.560928

HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   152.7%       12.8%       1.000000      2.527342
5 years ended December 31, 2001................    55.1%        9.2%       1.629922      2.527342
3 years ended December 31, 2001................    45.5%       13.3%       1.737084      2.527342
1 year ended December 31, 2001.................    25.3%       25.3%       2.017065      2.527342

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   117.1%       12.3%       1.000000      2.170658
5 years ended December 31, 2001...............    40.5%        7.0%       1.544760      2.170658
3 years ended December 31, 2001...............    19.2%        6.0%       1.821681      2.170658
1 year ended December 31, 2001................   -10.6%      -10.6%       2.427131      2.170658

MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -18.0%      -11.2%       1.000000      0.819591
1 year ended December 31, 2001................   -17.5%      -17.5%       0.992883      0.819591

MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.4%       -8.3%       1.000000      0.865552
1 year ended December 31, 2001................   -22.5%      -22.5%       1.116456      0.865552

FI STRUCTURED EQUITY SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   126.9%       11.3%       1.000000      2.269327
5 years ended December 31, 2001...............    34.3%        6.1%       1.690048      2.269327
3 years ended December 31, 2001...............   -15.9%       -5.6%       2.697299      2.269327
1 year ended December 31, 2001................   -15.6%      -15.6%       2.688111      2.269327

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
   Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.3%        5.1%        1.000000      1.112895
3 years ended December 31, 2001................   10.1%        3.3%        1.010793      1.112895
1 year ended December 31, 2001.................    4.5%        4.5%        1.065361      1.112895

JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    51.5%       11.5%       1.000000      1.515283
3 years ended December 31, 2001...............   -10.5%       -3.6%       1.692860      1.515283
1 year ended December 31, 2001................   -39.1%      -39.1%       2.488300      1.515283

METLIFE STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   232.8%       11.9%       1.000000      3.327989
10 years ended December 31, 2001..............   160.6%       10.1%       1.277184      3.327989
5 years ended December 31, 2001...............    44.8%        7.7%       2.298885      3.327989
3 years ended December 31, 2001...............   -10.9%       -3.8%       3.734716      3.327989
1 year ended December 31, 2001................   -15.1%      -15.1%       3.922110      3.327989

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.0%        20.0%       1.000000      1.479666
3 years ended December 31, 2001................   38.1%        11.4%       1.071284      1.479666
1 year ended December 31, 2001.................   -4.5%        -4.5%       1.549512      1.479666

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.488634
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720095      0.488634

MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -16.0%       -7.8%       1.000000      0.839521
3 years ended December 31, 2001...............   -22.1%       -8.0%       1.077972      0.839521
1 year ended December 31, 2001................   -24.0%      -24.0%       1.104212      0.839521

PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....     9.2%        1.4%       1.000000      1.092445
10 years ended December 31, 2001..............    12.5%        1.2%       0.971290      1.092445
5 years ended December 31, 2001...............   -10.0%       -2.1%       1.213526      1.092445
3 years ended December 31, 2001...............   -21.7%       -7.8%       1.395099      1.092445
1 year ended December 31, 2001................   -22.1%      -22.1%       1.403242      1.092445

RUSSELL 2000 INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   16.8%         7.5%       1.000000      1.167838
3 years ended December 31, 2001................   11.0%         3.6%       1.051688      1.167838
1 year ended December 31, 2001.................   -1.9%        -1.9%       1.190964      1.167838

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   494.9%       10.7%       1.000000      5.948701
10 years ended December 31, 2001..............   147.3%        9.5%       2.404996      5.948701
5 years ended December 31, 2001...............    36.8%        6.5%       4.348456      5.948701
3 years ended December 31, 2001...............   -13.3%       -4.6%       6.862077      5.948701
1 year ended December 31, 2001................   -18.7%      -18.7%       7.313042      5.948701

LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   33.6%        6.4%        1.000000      1.336291
5 years ended December 31, 2001................   19.9%        3.7%        1.114114      1.336291
3 years ended December 31, 2001................    1.8%        0.6%        1.312647      1.336291
1 year ended December 31, 2001.................    1.8%        1.8%        1.312385      1.336291

AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   913.0%       14.7%       1.000000     10.129730
10 years ended December 31, 2001............   262.1%       13.7%       2.797769     10.129730
5 years ended December 31, 2001.............   105.8%       15.5%       4.922657     10.129730
3 years ended December 31, 2001.............    21.6%        6.7%       8.327422     10.129730
1 year ended December 31, 2001..............   -23.2%      -23.2%      13.186551     10.129730

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   653.5%       12.7%       1.000000      7.534636
10 years ended December 31, 2001...............   179.4%       10.8%       2.697132      7.534636
5 years ended December 31, 2001................    59.1%        9.7%       4.735909      7.534636
3 years ended December 31, 2001................    11.4%        3.7%       6.765938      7.534636
1 year ended December 31, 2001.................    -3.7%       -3.7%       7.827350      7.534636

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.1%       11.0%       1.000000      1.320522
3 years ended December 31, 2001...............    30.5%        9.3%       1.012030      1.320522
1 year ended December 31, 2001................   -15.2%      -15.2%       1.558035      1.320522

JANUS GROWTH SUBACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.8%      -32.1%       1.000000      0.772355

FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.3%      -17.8%       1.000000      0.877059

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

METLIFE MID CAP STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.3%         4.7%       1.000000      1.022927
1 year ended December 31, 2001.................   -3.3%        -3.3%       1.057615      1.022927

STATE STREET RESEARCH AURORA SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   38.9%        95.3%       1.000000      1.388638
1 year ended December 31, 2001.................   13.8%        13.8%       1.220413      1.388638

PIMCO TOTAL RETURN SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    6.8%        7.7%        1.000000      1.067865

PIMCO INNOVATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.3%      -43.2%       1.000000      0.606956

MFS RESEARCH INTERNATIONAL SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.6%      -17.4%       1.000000      0.844460

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

MFS MID CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -18.0%      -20.1%       1.000000      0.820440

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.3%         4.0%       1.000000      1.132884
3 years ended December 31, 2001................   16.8%         5.3%       0.970179      1.132884
1 year ended December 31, 2001.................   16.1%        16.1%       0.975836      1.132884

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

L CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   108.9%       4.3%        1.000000      2.089436
10 years ended December 31, 2001...............    30.0%       2.7%        1.607779      2.089436
5 years ended December 31, 2001................    16.3%       3.1%        1.796287      2.089436
3 years ended December 31, 2001................     9.2%       3.0%        1.913704      2.089436
1 year ended December 31, 2001.................     1.9%       1.9%        2.050200      2.089436

STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   268.7%       7.8%        1.000000      3.686904
10 years ended December 31, 2001...............    73.3%       5.7%        2.127924      3.686904
5 years ended December 31, 2001................    28.3%       5.1%        2.873440      3.686904
3 years ended December 31, 2001................    10.4%       3.4%        3.338381      3.686904
1 year ended December 31, 2001.................     6.8%       6.8%        3.452590      3.686904

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   54.9%        7.4%        1.000000      1.549378
5 years ended December 31, 2001................   19.9%        3.7%        1.292052      1.549378
3 years ended December 31, 2001................    9.9%        3.2%        1.409741      1.549378
1 year ended December 31, 2001.................    5.0%        5.0%        1.475626      1.549378

SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   44.1%        6.1%        1.000000      1.440942
5 years ended December 31, 2001................   25.6%        4.7%        1.147370      1.440942
3 years ended December 31, 2001................   11.8%        3.8%        1.289020      1.440942
1 year ended December 31, 2001.................    4.9%        4.9%        1.373630      1.440942

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** State Street Research & Management Company became the sub-adviser on July 1,
   2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    43.6%        6.0%       1.000000      1.435657
5 years ended December 31, 2001................     2.6%        0.5%       1.399120      1.435657
3 years ended December 31, 2001................   -15.9%       -5.6%       1.707396      1.435657
1 year ended December 31, 2001.................    -6.2%       -6.2%       1.530449      1.435657

ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   166.2%       17.2%       1.000000      2.662434
5 years ended December 31, 2001...............    72.0%       11.5%       1.547589      2.662434
3 years ended December 31, 2001...............    -3.7%       -1.3%       2.765087      2.662434
1 year ended December 31, 2001................   -13.6%      -13.6%       3.082175      2.662434

DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   157.9%       16.6%       1.000000      2.579356
5 years ended December 31, 2001...............    58.9%        9.7%       1.622861      2.579356
3 years ended December 31, 2001...............     8.1%        2.6%       2.386454      2.579356
1 year ended December 31, 2001................   -12.8%      -12.8%       2.956469      2.579356

HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   154.9%       13.0%       1.000000      2.549363
5 years ended December 31, 2001................    55.8%        9.3%       1.635920      2.549363
3 years ended December 31, 2001................    45.9%       13.4%       1.746967      2.549363
1 year ended December 31, 2001.................    25.4%       25.4%       2.032596      2.549363

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   118.7%       12.4%       1.000000      2.187377
5 years ended December 31, 2001...............    41.2%        7.1%       1.548886      2.187377
3 years ended December 31, 2001...............    19.5%        6.1%       1.830204      2.187377
1 year ended December 31, 2001................   -10.5%      -10.5%       2.443362      2.187377

MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.8%      -11.1%       1.000000      0.821787
1 year ended December 31, 2001................   -17.4%      -17.4%       0.994541      0.821787

MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.2%       -8.1%       1.000000      0.867872
1 year ended December 31, 2001................   -22.4%      -22.4%       1.118321      0.867872

FI STRUCTURED EQUITY SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   128.9%       11.4%       1.000000      2.289098
5 years ended December 31, 2001...............    34.9%        6.2%       1.696266      2.289098
3 years ended December 31, 2001...............   -15.6%       -5.5%       2.712638      2.289098
1 year ended December 31, 2001................   -15.5%      -15.5%       2.708801      2.289098

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
   Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.6%        5.3%        1.000000      1.116401
3 years ended December 31, 2001................   10.4%        3.4%        1.010937      1.116401
1 year ended December 31, 2001.................    4.6%        4.6%        1.067643      1.116401

JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    52.3%       11.6%       1.000000      1.522630
3 years ended December 31, 2001...............   -10.2%       -3.5%       1.695959      1.522630
1 year ended December 31, 2001................   -39.0%      -39.0%       2.497840      1.522630

METLIFE STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   236.7%       12.0%       1.000000      3.367063
10 years ended December 31, 2001..............   163.2%       10.2%       1.279315      3.367063
5 years ended December 31, 2001...............    45.5%        7.8%       2.314271      3.367063
3 years ended December 31, 2001...............   -10.6%       -3.7%       3.767231      3.367063
1 year ended December 31, 2001................   -15.1%      -15.1%       3.964163      3.367063

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.4%        20.2%       1.000000      1.484327
3 years ended December 31, 2001................   38.5%        11.5%       1.071437      1.484327
1 year ended December 31, 2001.................   -4.4%        -4.4%       1.552829      1.484327

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.489453
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720574      0.489453

MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -15.8%       -7.7%       1.000000      0.842168
3 years ended December 31, 2001...............   -21.9%       -7.9%       1.078125      0.842168
1 year ended December 31, 2001................   -23.9%      -23.9%       1.106576      0.842168

PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    10.4%        1.6%       1.000000      1.104175
10 years ended December 31, 2001..............    13.6%        1.3%       0.971940      1.104175
5 years ended December 31, 2001...............    -9.5%       -2.0%       1.220433      1.104175
3 years ended December 31, 2001...............   -21.5%       -7.7%       1.405847      1.104175
1 year ended December 31, 2001................   -22.1%      -22.1%       1.416880      1.104175

RUSSELL 2000 INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   17.2%         7.7%       1.000000      1.171519
3 years ended December 31, 2001................   11.4%         3.7%       1.051838      1.171519
1 year ended December 31, 2001.................   -1.8%        -1.8%       1.193515      1.171519

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   506.0%       10.8%       1.000000      6.059967
10 years ended December 31, 2001..............   149.8%        9.6%       2.425582      6.059967
5 years ended December 31, 2001...............    37.5%        6.6%       4.407680      6.059967
3 years ended December 31, 2001...............   -13.0%       -4.6%       6.969451      6.059967
1 year ended December 31, 2001................   -18.6%      -18.6%       7.442320      6.059967

LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   34.4%        6.5%        1.000000      1.343890
5 years ended December 31, 2001................   20.5%        3.8%        1.114858      1.343890
3 years ended December 31, 2001................    2.1%        0.7%        1.316154      1.343890
1 year ended December 31, 2001.................    1.9%        1.9%        1.318521      1.343890

AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   931.3%       14.8%       1.000000     10.312695
10 years ended December 31, 2001............   265.7%       13.8%       2.819958     10.312695
5 years ended December 31, 2001.............   106.8%       15.6%       4.986593     10.312695
3 years ended December 31, 2001.............    22.0%        6.9%       8.452451     10.312695
1 year ended December 31, 2001..............   -23.1%      -23.1%      13.411274     10.312695

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   667.1%       12.8%       1.000000      7.670699
10 years ended December 31, 2001...............   182.2%       10.9%       2.718519      7.670699
5 years ended December 31, 2001................    59.9%        9.8%       4.797407      7.670699
3 years ended December 31, 2001................    11.7%        3.8%       6.867508      7.670699
1 year ended December 31, 2001.................    -3.6%       -3.6%       7.960732      7.670699

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.5%       11.1%       1.000000      1.325384
3 years ended December 31, 2001...............    30.9%        9.4%       1.012709      1.325384
1 year ended December 31, 2001................   -15.2%      -15.2%       1.562197      1.325384

JANUS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.7%      -32.0%       1.000000      0.772873

FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.2%      -17.7%       1.000000      0.877647

METLIFE MID CAP STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.4%         5.0%       1.000000      1.024455
1 year ended December 31, 2001.................   -3.2%        -3.2%       1.058128      1.024455

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH AURORA SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.1%        95.9%       1.000000      1.390710
1 year ended December 31, 2001.................   13.9%        13.9%       1.221004      1.390710

PIMCO TOTAL RETURN SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    6.9%        7.9%        1.000000      1.069114

PIMCO INNOVATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.3%      -43.2%       1.000000      0.607494

MFS RESEARCH INTERNATIONAL SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.5%      -17.4%       1.000000      0.845207

MFS MID CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.9%      -20.0%       1.000000      0.821167

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.6%         4.2%       1.000000      1.136453
3 years ended December 31, 2001................   17.1%         5.4%       0.970317      1.136453
1 year ended December 31, 2001.................   16.2%        16.2%       0.977926      1.136453

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

P CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
18 years, 4 months ended December 31, 2001.....   122.8%       4.7%        1.000000       2.228091
10 years ended December 31, 2001...............    34.6%       3.0%        1.655464       2.228091
5 years ended December 31, 2001................    18.4%       3.4%        1.882247       2.228091
3 years ended December 31, 2001................    10.3%       3.3%        2.019367       2.228091
1 year ended December 31, 2001.................     2.3%       2.3%        2.178573       2.228091

STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
18 years, 4 months ended December 31, 2001.....   293.2%       8.2%        1.000000       3.931555
10 years ended December 31, 2001...............    79.4%       6.0%        2.191032       3.931555
5 years ended December 31, 2001................    30.6%       5.5%        3.010937       3.931555
3 years ended December 31, 2001................    11.6%       3.7%        3.522691       3.931555
1 year ended December 31, 2001.................     7.2%       7.2%        3.668763       3.931555

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......   58.9%        7.8%        1.000000       1.588757
5 years ended December 31, 2001................   22.0%        4.1%        1.301897       1.588757
3 years ended December 31, 2001................   11.1%        3.6%        1.430461       1.588757
1 year ended December 31, 2001.................    5.4%        5.4%        1.507816       1.588757

SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......   47.8%        6.5%        1.000000       1.477565
5 years ended December 31, 2001................   27.8%        5.0%        1.156114       1.477565
3 years ended December 31, 2001................   13.0%        4.1%        1.307966       1.477565
1 year ended December 31, 2001.................    5.3%        5.3%        1.403596       1.477565

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** State Street Research & Management Company became the sub-adviser on July 1,
   2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......    47.2%        6.5%       1.000000       1.472150
5 years ended December 31, 2001................     4.4%        0.9%       1.409780       1.472150
3 years ended December 31, 2001................   -15.0%       -5.3%       1.732485       1.472150
1 year ended December 31, 2001.................    -5.9%       -5.9%       1.563834       1.472150

ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL       BEGINNING        END
                                                IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001.....   173.0%       17.7%       1.000000       2.730104
5 years ended December 31, 2001...............    75.1%       11.9%       1.559382       2.730104
3 years ended December 31, 2001...............    -2.7%       -0.9%       2.805709       2.730104
1 year ended December 31, 2001................   -13.3%      -13.3%       3.149391       2.730104

DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.5%       17.1%       1.000000      2.644898
5 years ended December 31, 2001...............    61.7%       10.1%       1.635223      2.644898
3 years ended December 31, 2001...............     9.2%        3.0%       2.421510      2.644898
1 year ended December 31, 2001................   -12.4%      -12.4%       3.020926      2.644898

HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING OF       END
                                                IN UNIT     EFFECTIVE    PERIOD UNIT     OF PERIOD
                                                 VALUE        RATE          VALUE        UNIT VALUE
                                                --------    ---------    ------------    ----------
8 years, 8 months ended December 31, 2001.....   162.8%       13.4%         1.000000      2.627948
5 years ended December 31, 2001...............    58.6%        9.7%         1.657086      2.627948
3 years ended December 31, 2001...............    47.5%       13.8%         1.782000      2.627948
1 year ended December 31, 2001................    25.9%       25.9%         2.087894      2.627948

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   124.7%       12.9%       1.000000      2.246907
5 years ended December 31, 2001...............    43.7%        7.5%       1.563414      2.246907
3 years ended December 31, 2001...............    20.8%        6.5%       1.860345      2.246907
1 year ended December 31, 2001................   -10.2%      -10.2%       2.501022      2.246907

MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.0%      -10.6%       1.000000      0.829518
1 year ended December 31, 2001................   -17.1%      -17.1%       1.000365      0.829518

MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -12.4%       -7.6%       1.000000      0.876039
1 year ended December 31, 2001................   -22.1%      -22.1%       1.124870      0.876039

FI STRUCTURED EQUITY SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   136.0%        11.8%      1.000000      2.359652
5 years ended December 31, 2001................    37.3%         6.6%      1.718207      2.359652
3 years ended December 31, 2001................   -14.7%        -5.2%      2.767006      2.359652
1 year ended December 31, 2001.................   -15.2%       -15.2%      2.782467      2.359652

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
   Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   12.9%        5.8%        1.000000      1.128756
3 years ended December 31, 2001................   11.6%        3.7%        1.011441      1.128756
1 year ended December 31, 2001.................    4.9%        4.9%        1.075668      1.128756

JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    54.9%       12.1%       1.000000      1.548625
3 years ended December 31, 2001...............    -9.3%       -3.2%       1.706846      1.548625
1 year ended December 31, 2001................   -38.8%      -38.8%       2.531515      1.548625

METLIFE STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   250.7%       12.5%       1.000000      3.507451
10 years ended December 31, 2001..............   172.6%       10.5%       1.286801      3.507451
5 years ended December 31, 2001...............    48.1%        8.2%       2.368932      3.507451
3 years ended December 31, 2001...............    -9.7%       -3.3%       3.883265      3.507451
1 year ended December 31, 2001................   -14.8%      -14.8%       4.114915      3.507451

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   50.1%        20.8%       1.000000      1.500756
3 years ended December 31, 2001................   40.0%        11.9%       1.071970      1.500756
1 year ended December 31, 2001.................   -4.1%        -4.1%       1.564495      1.500756

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -50.8%      -65.4%       1.000000      0.492328
1 year ended December 31, 2001................   -31.8%      -31.8%       0.722251      0.492328

MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -14.9%       -7.2%       1.000000      0.851495
3 years ended December 31, 2001...............   -21.1%       -7.6%       1.078661      0.851495
1 year ended December 31, 2001................   -23.6%      -23.6%       1.114892      0.851495

PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    14.6%        2.2%       1.000000      1.146225
10 years ended December 31, 2001..............    17.7%        1.6%       0.974219      1.146225
5 years ended December 31, 2001...............    -7.9%       -1.6%       1.244916      1.146225
3 years ended December 31, 2001...............   -20.6%       -7.4%       1.444118      1.146225
1 year ended December 31, 2001................   -21.8%      -21.8%       1.465661      1.146225

RUSSELL 2000 INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   18.4%         8.2%       1.000000      1.184494
3 years ended December 31, 2001................   12.6%         4.0%       1.052362      1.184494
1 year ended December 31, 2001.................   -1.5%        -1.5%       1.202487      1.184494

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   546.6%       11.2%       1.000000      6.465995
10 years ended December 31, 2001..............   158.7%       10.0%       2.499025      6.465995
5 years ended December 31, 2001...............    39.9%        6.9%       4.621364      6.465995
3 years ended December 31, 2001...............   -12.1%       -4.2%       7.358615      6.465995
1 year ended December 31, 2001................   -18.3%      -18.3%       7.913002      6.465995

LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   37.1%        7.0%        1.000000      1.370826
5 years ended December 31, 2001................   22.7%        4.2%        1.117468      1.370826
3 years ended December 31, 2001................    3.2%        1.1%        1.328498      1.370826
1 year ended December 31, 2001.................    2.3%        2.3%        1.340223      1.370826

AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                              % CHANGE     ANNUAL      BEGINNING OF       END
                                              IN UNIT     EFFECTIVE    PERIOD UNIT     OF PERIOD
                                               VALUE        RATE          VALUE        UNIT VALUE
                                              --------    ---------    ------------    ----------
17 years, 10 months ended December 31,
  2001......................................   998.0%       15.2%         1.000000     10.979737
10 years ended December 31, 2001............   278.7%       14.2%         2.899005     10.979737
5 years ended December 31, 2001.............   110.5%       16.0%         5.216950     10.979737
3 years ended December 31, 2001.............    23.3%        7.2%         8.904970     10.979737
1 year ended December 31, 2001..............   -22.8%      -22.8%        14.228294     10.979737

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001...   716.7%       13.2%       1.000000      8.166745
10 years ended December 31, 2001..............   192.2%       11.3%       2.794709      8.166745
5 years ended December 31, 2001...............    62.7%       10.2%       5.018981      8.166745
3 years ended December 31, 2001...............    12.9%        4.1%       7.235119      8.166745
1 year ended December 31, 2001................    -3.3%       -3.3%       8.445667      8.166745

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    34.3%       11.6%       1.000000      1.342549
3 years ended December 31, 2001...............    32.3%        9.8%       1.015092      1.342549
1 year ended December 31, 2001................   -14.9%      -14.9%       1.576849      1.342549

JANUS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.5%      -31.7%       1.000000      0.774690

FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.0%      -17.4%       1.000000      0.879708

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

METLIFE MID CAP STOCK INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    3.0%         6.2%       1.000000      1.029818
1 year ended December 31, 2001.................   -2.8%        -2.8%       1.059924      1.029818

STATE STREET RESEARCH AURORA SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.8%        98.0%       1.000000      1.397984
1 year ended December 31, 2001.................   14.3%        14.3%       1.223074      1.397984

PIMCO TOTAL RETURN SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    7.2%        8.2%        1.000000      1.072133

PIMCO INNOVATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.1%      -43.0%       1.000000      0.609384

MFS RESEARCH INTERNATIONAL SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.2%      -17.1%       1.000000      0.847826

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

MFS MID CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.6%      -19.7%       1.000000      0.823718

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   14.9%         4.5%       1.000000      1.149030
3 years ended December 31, 2001................   18.4%         5.8%       0.970802      1.149030
1 year ended December 31, 2001.................   16.6%        16.6%       0.985276      1.149030

------------
* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.50% for the Standard Class; 1.85% for the Bonus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class); and
(2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used. Based on our average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be 0.08%.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     The current yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2001 for the Standard, B Plus, C, L and P Classes was -0.03%, -0.21%, -0.21%, -0.15%, and 0.01%, respectively.

     We may also quote the effective yield of the State Street Research Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     The effective yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2001 for the Standard, B Plus, C, L and P Classes was -0.03%, -0.21%, -0.21%, -0.15%, and 0.01%, respectively.

     Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Subaccount normally will fluctuate on a daily basis.

Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.50% for the Standard Class; 1.85% for the Bonus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used. Based on average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be 0.08%.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

     Illustrations of annuity payments under various hypothetical and historical rates appear in the tables below. These illustrations assume that the Guaranteed Minimum Income Benefit Rider was not elected. The monthly equivalents of the hypothetical annual net returns for the Standard Class, Bonus Class and P Class of -2.24%, 3.50%, 3.63%, 5.58% and 7.54% shown in the tables at pages II-146,
II-147, and II-150, respectively are -.19%, .29%, .30%, .45% and .61%. The monthly equivalents of the hypothetical annual net returns for the C Class of -2.58%, 3.50%, 3.27%, 5.22% and 7.16% shown in the table at page II-148 are
-.22%, .29%, .27%, .42% and .58%. The monthly equivalents of the hypothetical annual net returns for the L Class of -2.48%, 3.50%, 3.37%, 5.32% and 7.27% shown in the table at page II-149 are -.21%, .29%, .28%, .43% and .59%.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     The following tables have been prepared to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The tables illustrate on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of: (1) 0%, 5.87%, 6%, 8% or 10% for the Standard, Bonus and P Class; (2) 0%, 6.13%, 6%, 8% or 10% for the L Class; and (3) 0%, 6.24%, 6%, 8% or 10% for the C Class. The values would be different from those shown if the returns averaged: (1) 0%, 5.87%, 6%, 8% or 10% for the Standard, Bonus and P Class; (2) 0%, 6.13%, 6%, 8% or 10% for the L Class; and (3) 0%, 6.24%, 6%, 8% or 10% for the C Class, but fluctuated over and under those averages throughout the years.

     The Class-specific tables reflect the average daily charge to the subaccounts for the applicable Asset-Based Insurance Charge, which would be:
1.27% for the Standard, B Plus and P Classes; 1.62% for the C Class; and 1.52% for the L Class. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .99% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than .99%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

     The tables show both the gross rate and the net rate. The difference between gross and net rates represents the applicable Asset-Based Insurance Charges noted above and the assumed .99% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly: 2.26% for the Standard, Bonus and P Classes; 2.61% for the C Class; and 2.51% for the L Class.

     One table follows for each Class. The table assumes that 100% of the Contract Value is allocated to a variable annuity payment option. The illustration assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. We may illustrate other annuity payment options such as assuming that 50% of the Contract Value is placed under a fixed annuity payment option, using the fixed crediting rate the Company offered on fixed annuity payment options at the date of the illustration.

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

STANDARD CLASS
                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%

VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                                         AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                              WITH AN ASSUMED RATE OF RETURN OF:
                                       -------------------------------------------------
                             GROSS       0%       5.87%      6%        8%         10%
PAYMENT  CALENDAR            -----     -------   -------   -------   -------   ---------
 YEAR      YEAR      AGE     NET**     -2.24%     3.50%     3.63%     5.58%      2.54%
-------  --------    ---     -----     -------   -------   -------   -------   ---------
   1       2002      65                $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003      66                 497.19    526.37    527.02    536.97      546.91
   3       2004      67                 469.63    526.37    527.68    547.78      568.26
   4       2005      68                 443.60    526.37    528.34    558.82      590.44
   5       2006      69                 419.01    526.37    529.00    570.07      613.49
  10       2011      74                 315.06    526.37    532.31    629.84      742.94
  15       2016      79                 236.90    526.37    535.64    695.87      899.71
  20       2021      84                 178.13    526.37    538.99    768.83    1,089.56

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND, WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

B PLUS CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $613.17

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $626.66

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%

VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $506.12

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       5.87%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.24%     3.50%     3.63%     5.58%      7.54%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $506.12   $506.12   $506.12   $506.12   $  506.12
   2       2003     66                478.07    506.12    506.75    516.32      525.88
   3       2004     67                451.57    506.12    507.39    526.72      546.41
   4       2005     68                426.54    506.12    508.02    537.32      567.73
   5       2006     69                402.90    506.12    508.65    548.15      589.89
  10       2011     74                302.95    506.12    511.84    605.62      714.37
  15       2016     79                227.79    506.12    515.04    669.11      865.11
  20       2021     84                171.28    506.12    518.26    739.26    1,047.65

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

C CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%

VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       6.24%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.58%     3.50%     3.27%     5.22%      7.16%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                495.45    526.37    525.18    535.09      545.00
   3       2004     67                466.36    526.37    524.00    543.96      564.30
   4       2005     68                438.97    526.37    522.82    552.98      584.28
   5       2006     69                413.19    526.37    521.65    562.15      604.96
  10       2011     74                305.29    526.37    515.80    610.31      719.91
  15       2016     79                225.57    526.37    510.03    662.60      856.69
  20       2021     84                166.67    526.37    504.32    719.37    1,019.47

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.62% Asset-Based Insurance Charge from the Gross Rates of Return.

L CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%

VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       6.13%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**      2.48%     3.50%     3.37%     5.32%      7.27%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                495.95    526.37    525.71    535.63      545.55
   3       2004     67                467.29    526.37    525.05    545.05      565.43
   4       2005     68                440.29    526.37    524.39    554.64      586.03
   5       2006     69                414.84    526.37    523.74    564.40      607.39
  10       2011     74                308.05    526.37    520.47    615.83      726.42
  15       2016     79                228.75    526.37    517.22    671.94      868.77
  20       2021     84                169.87    526.37    513.99    733.17    1,039.02

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.52% Asset-Based Insurance Charge from the Gross Rates of Return.

P CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%

VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37

MONTHLY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS        %       5.87%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.24%     3.50%     3.63%     5.58%      7.54%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                497.19    526.37    527.02    536.97      546.91
   3       2004     67                469.63    526.37    527.68    547.78      568.26
   4       2005     68                443.60    526.37    528.34    558.82      590.44
   5       2006     69                419.01    526.37    529.00    570.07      613.49
  10       2011     74                315.06    526.37    532.31    629.84      742.94
  15       2016     79                236.90    526.37    535.64    695.87      899.71
  20       2021     84                178.13    526.37    538.99    768.83    1,089.56

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     The following tables have been prepared to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific tables reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge, which would be: 1.25% for the Standard, B Plus and P Classes; 1.60% for the C Class; and 1.50% for the L Class. These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

     The following tables assume that 100% of the Contract Value is allocated to a variable annuity payment option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Money Market and State Street Research Bond Income Series, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity payment and actual performance less than 3.5% per year resulted in a decreased annuity payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity payment option, we will furnish a comparable illustration based on your individual circumstances.

STANDARD CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72: $733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                              STANDARD CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
   1        1983     65    $526.37   $  526.37
   2        1984     66    533.54       537.72
   3        1985     67    562.23       576.21
   4        1986     68    579.34       651.36
   5        1987     69    588.94       711.92
   6        1988     70    597.14       692.97
   7        1989     71    611.03       714.69
   8        1990     72    635.43       763.92
   9        1991     73    654.31       785.78
  10        1992     74    661.47       882.29
  11        1993     75    653.41       908.29
  12        1994     76    640.40       973.50      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
  13        1995     77    633.76       895.53       687.21        701.13       696.25       677.16      672.55
  14        1996     78    637.62     1,033.07       781.75        768.44       827.94       959.45      892.72
  15        1997     79    637.88     1,028.35       851.62        756.26       922.19     1,034.53    1,069.66
  16        1998     80    639.55     1,085.37       901.26        781.52     1,020.80     1,238.12    1,360.89
  17        1999     81    640.77     1,126.51       876.13        801.10     1,061.11     1,742.83    1,483.12
  18        2000     82    640.17     1,067.20       846.66        765.05       959.59     2,227.15    1,660.93
  19        2001     83    647.20     1,098.40       864.60        804.84       896.73     1,831.55    1,732.24
  20        2002     84    640.49     1,138.99       881.54        819.84       816.84     1,536.34    1,467.55

                                                                 STANDARD CLASS
                      -----------------------------------------------------------------------------------------------------
                                                                                                                   LEHMAN
                       HARRIS      LOOMIS                               FI        PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS       STRUC-     INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH     TURED      TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS    EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ---------   --------   -------   ---------   ---------
 1      1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $  683.54                                      $  683.54
12      1994    76       759.20   $  702.52                             755.91   $737.86
13      1995    77       721.41      673.58                             711.53    743.43
14      1996    78       895.95      826.89                             925.15    714.27
15      1997    79     1,003.71    1,029.36                           1,040.74    668.19              $  760.95
16      1998    80     1,122.01    1,224.45                           1,323.46    621.54                 936.54    $780.44
17      1999    81     1,010.64    1,146.86    $799.62    $799.62     1,569.26    725.75               1,222.80     785.60
18      2000    82       966.21    1,439.61     796.15     927.48     1,634.95    805.64    $818.27    2,594.72     737.49
19      2001    83     1,108.60    1,443.48     757.04     851.26     1,477.39    689.60    578.08     1,697.93     782.20
20      2002    84     1,350.20    1,254.86     607.43     641.50     1,212.35    521.85    381.31     1,005.09     794.25

                                                                 STANDARD CLASS
                      -----------------------------------------------------------------------------------------------------
                                                                                                                  AMERICAN
                                                        STATE      NEUBERGER                                        FUNDS
                                  MORGAN                STREET      BERMAN       LORD                 AMERICAN     GLOBAL
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN     FUNDS       SMALL
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND       FUNDS      GROWTH-    CAPITALI-
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH     INCOME      ZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   --------   ---------   ---------
  1     1983    65                                    $  526.37
 2      1984    66                                       500.55                            $ 539.05   $ 539.05
 3      1985    67                                       479.00                              525.31     561.85
 4      1986    68                                       614.55                              598.79     732.17
 5      1987    69                                       644.99                              741.16     848.97
 6      1988    70                                       657.98                              760.28     810.47
 7      1989    71                                       692.53                              826.85     879.47
 8      1990    72    $  629.52                          871.22                            1,029.37   1,046.54
 9      1991    73       620.61                          784.54                              933.93     967.39
10      1992    74       767.27                          993.55                            1,181.40   1,138.90
11      1993    75       783.74                        1,054.86                            1,242.13   1,166.40
12      1994    76       817.48                        1,148.66                            1,371.39   1,243.05
13      1995    77       787.16                        1,057.93                            1,308.35   1,204.33
14      1996    78     1,025.64                        1,340.47                 $741.35    1,655.08   1,520.39
15      1997    79     1,197.17                        1,558.34                  810.33    1,780.77   1,713.20
16      1998    80     1,505.61   $780.44   $780.44    1,904.35    $ 780.44      891.95    2,199.97   2,047.05    $  780.44
17      1999    81     1,837.47    837.81   817.38     2,323.32      832.61      902.01    2,831.88   2,300.86       773.54
18      2000    82     2,112.82    996.26   955.11     2,619.66      932.31      887.98    4,239.22   2,435.20     1,409.00
19      2001    83     1,822.90    810.72   874.42     2,339.02    1,137.66      851.93    4,215.10   2,502.01     1,119.38
20      2002    84     1,503.52    599.15   833.47     1,849.46    1,056.00      843.19    3,283.28   2,442.09       928.39

                                                                 STANDARD CLASS
                      ----------------------------------------------------------------------------------------------------
                      HARRIS                        FRANKLIN
                      OAKMARK             METLIFE   TEMPLETON     STATE
PAY-   CALEN-          LARGE              MID CAP     SMALL      STREET      PIMCO      MFS                       MFS
MENT    DAR             CAP      JANUS     STOCK       CAP      RESEARCH     TOTAL    MIDCAP      PIMCO        RESEARCH
YEAR    YEAR    AGE    VALUE    GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   -------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75
 12     1994    76
 13     1995    77
 14     1996    78
 15     1997    79
 16     1998    80    $780.44
 17     1999    81     754.04
 18     2000    82     668.80             $818.27               $ 818.27
 19     2001    83     716.47   $836.18    853.33    $836.18      984.68    $836.18   $836.18    $836.18        $836.18
 20     2002    84     808.51    633.63    802.27     719.53    1,089.08     875.86    686.75     605.98         713.30

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

B PLUS CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $613.17; FOR AGE 72:
$690.54; FOR AGE 75: $730.59; FOR AGE 80: $801.65; AND FOR AGE 81: $815.60.

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $626.66; FOR AGE 72: $705.73; FOR AGE 75: $746.67; FOR AGE 80: $819.29; AND FOR AGE 81: $833.55.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                               BONUS CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
   1        1983     65   $506.12    $  506.12
   2        1984     66    513.02       517.04
   3        1985     67    540.60       554.05
   4        1986     68    557.06       626.31
   5        1987     69    566.28       684.54
   6        1988     70    574.17       666.31
   7        1989     71    587.53       687.20
   8        1990     72    610.99       734.54
   9        1991     73    629.14       755.56
  10        1992     74    636.03       848.36
  11        1993     75    628.28       873.36
  12        1994     76    615.77       936.06      $675.50       $675.50     $ 675.50    $  675.50   $  675.50
  13        1995     77    609.39       861.09       660.78        674.16       669.47       651.11      646.68
  14        1996     78    613.09       993.34       751.68        738.88       796.09       922.55      858.38
  15        1997     79    613.35       988.80       818.86        727.17       886.72       994.74    1,028.52
  16        1998     80    614.95     1,043.62       866.60        751.46       981.53     1,190.50    1,308.54
  17        1999     81    616.12     1,083.18       842.43        770.29     1,020.30     1,675.80    1,426.07
  18        2000     82    615.55     1,026.15       814.10        735.63       922.69     2,141.49    1,597.05
  19        2001     83    622.31     1,056.15       831.35        773.89       862.24     1,761.10    1,665.61
  20        2002     84    615.86     1,095.18       847.63        788.31       785.42     1,477.25    1,411.10

                                                                   BONUS CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
1       1983    65
2       1984    66
3       1985    67
4       1986    68
5       1987    69
6       1988    70
7       1989    71
8       1990    72
9       1991    73
10      1992    74
11      1993    75    $ 657.25                                       $  657.25
12      1994    76      730.00    $  675.50                             726.83    $709.48
13      1995    77      693.67       647.67                             684.17     714.84
14      1996    78      861.49       795.09                             889.57     686.80
15      1997    79      965.11       989.77                           1,000.71     642.49              $  731.68
16      1998    80    1,078.86     1,177.36                           1,272.56     597.64                 900.52    $750.42
17      1999    81      971.77     1,102.75    $768.86    $768.86     1,508.91     697.84               1,175.77     755.38
18      2000    82      929.05     1,384.24     765.53     891.81     1,572.07     774.66    $786.80    2,494.92     709.13
19      2001    83    1,065.96     1,387.97     727.92     818.52     1,420.56     663.08     555.85    1,632.63     752.12
20      2002    84    1,298.27     1,206.60     584.07     616.83     1,165.72     501.78     366.64      966.43     763.70

                                                               BONUS CLASS
                      ----------------------------------------------------------------------------------------------
                                                            STATE      NEUBERGER
                                   MORGAN                   STREET      BERMAN       LORD                  AMERICAN
PAY-   CALEN-          METLIFE     STANLEY     RUSSELL     RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS
MENT    DAR             STOCK       EAFE        2000      INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-
YEAR    YEAR    AGE     INDEX       INDEX       INDEX       TRUST        VALUE     DEBENTURE    GROWTH      INCOME
----   ------   ---   ---------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
 1      1983    65                                        $  506.12
 2      1984    66                                           481.30                            $ 518.32    $ 518.32
 3      1985    67                                           460.58                              505.11      540.24
 4      1986    68                                           590.92                              575.76      704.01
 5      1987    69                                           620.18                              712.65      816.32
 6      1988    70                                           632.67                              731.04      779.30
 7      1989    71                                           665.90                              795.04      845.65
 8      1990    72    $  605.31                              837.71                              989.78    1,006.28
 9      1991    73       596.74                              754.37                              898.01      930.18
10      1992    74       737.76                              955.33                            1,135.96    1,095.10
11      1993    75       753.60                            1,014.29                            1,194.36    1,121.54
12      1994    76       786.04                            1,104.48                            1,318.64    1,195.24
13      1995    77       756.89                            1,017.24                            1,258.03    1,158.01
14      1996    78       986.19                            1,288.91                 $712.83    1,591.42    1,461.91
15      1997    79     1,151.12                            1,498.41                  779.17    1,712.28    1,647.31
16      1998    80     1,447.70   $  750.42   $  750.42    1,831.10    $ 750.42      857.65    2,115.35    1,968.31
17      1999    81     1,766.80      805.59      785.95    2,233.97      800.59      867.32    2,722.97    2,212.36
18      2000    82     2,031.56      957.95      918.37    2,518.91      896.45      853.83    4,076.17    2,341.54
19      2001    83     1,752.79      779.54      840.79    2,249.06    1,093.91      819.17    4,052.98    2,405.78
20      2002    84     1,445.69      576.11      801.41    1,778.32    1,015.39      810.76    3,157.00    2,348.17

       BONUS CLASS
      --------------

         AMERICAN
PAY-   FUNDS GLOBAL
MENT      SMALL
YEAR  CAPITALIZATION
----  --------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16      $  750.42
17         743.79
18       1,354.81
19       1,076.33
20         892.68

                                                                   BONUS CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
 1      1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80     $750.42
17      1999    81      725.03
18      2000    82      643.07              $786.80               $ 786.80
19      2001    83      688.91    $804.02   820.51     $804.02      946.81    $804.02   $804.02    $804.02        $804.02
20      2002    84      777.41    609.26    771.41      691.86    1,047.20    842.17    660.33      582.67         685.87

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

C CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                          John Doe      GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                                Unisex        DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:            Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:      Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 C CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
   1        1983     65    $526.37   $  526.37
   2        1984     66     532.93      537.10
   3        1985     67     559.61      573.53
   4        1986     68     574.63      646.07
   5        1987     69     582.11      703.66
   6        1988     70     588.15      682.54
   7        1989     71     599.73      701.48
   8        1990     72     621.51      747.18
   9        1991     73     637.73      765.87
  10        1992     74     642.45      856.93
  11        1993     75     632.40      879.09
  12        1994     76     617.65      938.92      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
  13        1995     77     609.11      860.70       686.82        700.73       695.86       676.77      672.17
  14        1996     78     610.68      989.44       778.58        765.33       824.59       955.57      889.11
  15        1997     79     608.79      981.45       845.19        750.54       915.22     1,026.72    1,061.58
  16        1998     80     608.24    1,032.25       891.33        772.91     1,009.55     1,224.47    1,345.90
  17        1999     81     607.28    1,067.63       863.44        789.50     1,045.75     1,717.61    1,461.66
  18        2000     82     604.59    1,007.89       831.49        751.34       942.40     2,187.27    1,631.19
  19        2001     83     609.10    1,033.74       846.15        787.67       877.59     1,792.47    1,695.29
  20        2002     84     600.67    1,068.17       859.70        799.53       796.60     1,498.27    1,431.19

                                                                     C CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75    $  683.54                                      $  683.54
 12     1994    76       757.42   $  702.52                             754.13    $730.99
 13     1995    77       717.21      672.21                             707.39     733.94
 14     1996    78       887.63      822.34                             916.57     702.70
 15     1997    79       990.89    1,020.09                           1,027.45     655.05              $  760.95
 16     1998    80     1,103.81    1,209.19                           1,302.00     607.19                 933.82    $780.44
 17     1999    81       990.77    1,128.60    $799.62    $799.62     1,538.43     706.52               1,215.00     785.21
 18     2000    82       943.91    1,411.75     794.28     925.31     1,597.23     781.56    $818.27    2,569.18     734.55
 19     2001    83     1,079.24    1,410.61     752.63     846.30     1,438.27     666.65     576.74    1,675.35     776.37
 20     2002    84     1,309.82    1,221.97     601.77     635.52     1,176.10     502.71     379.08      988.22     785.55

                                                                 C CLASS
                      ----------------------------------------------------------------------------------------------
                                                            STATE      NEUBERGER
                                   MORGAN                   STREET      BERMAN       LORD                  AMERICAN
PAY-   CALEN-          METLIFE     STANLEY     RUSSELL     RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS
MENT    DAR             STOCK       EAFE        2000      INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-
YEAR    YEAR    AGE     INDEX       INDEX       INDEX       TRUST        VALUE     DEBENTURE    GROWTH      INCOME
----   ------   ---   ---------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
  1     1983    65                                        $  526.37
  2     1984    66                                           499.64                            $ 539.05    $ 539.05
  3     1985    67                                           476.46                              523.67      560.09
  4     1986    68                                           609.15                              594.83      727.33
  5     1987    69                                           637.09                              733.68      840.41
  6     1988    70                                           647.64                              749.98      799.49
  7     1989    71                                           679.28                              812.79      864.53
  8     1990    72    $  629.52                              851.57                            1,008.35    1,025.17
  9     1991    73       619.16                              764.15                              911.65      944.31
 10     1992    74       762.80                              964.35                            1,149.19    1,107.85
 11     1993    75       776.45                            1,020.28                            1,204.03    1,130.63
 12     1994    76       807.05                            1,107.12                            1,324.68    1,200.72
 13     1995    77       774.41                            1,016.12                            1,259.38    1,159.26
 14     1996    78     1,005.52                            1,283.00                 $741.35    1,587.59    1,458.40
 15     1997    79     1,169.55                            1,486.29                  808.44    1,702.14    1,637.57
 16     1998    80     1,465.74   $  780.44   $  780.44    1,809.95    $ 780.44      886.76    2,095.49    1,949.85
 17     1999    81     1,782.57      837.39      816.98    2,200.46      832.20      893.63    2,687.98    2,183.95
 18     2000    82     2,042.53      992.29      951.30    2,472.46      928.59      876.66    4,009.76    2,303.40
 19     2001    83     1,756.12      804.68      867.90    2,199.89    1,129.18      838.14    3,973.05    2,358.35
 20     2002    84     1,443.34      592.59      824.34    1,733.32    1,044.44      826.62    3,083.83    2,293.78

         C CLASS
      --------------
         AMERICAN
          FUNDS
PAY-      GLOBAL
MENT      SMALL
YEAR  CAPITALIZATION
----  --------------
  1
  2
  3
  4
  5
  6
  7
  8
  9
 10
 11
 12
 13
 14
 15
 16     $  780.44
 17        771.72
 18      1,400.79
 19      1,108.98
 20        916.52

                                                                     C CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75
 12     1994    76
 13     1995    77
 14     1996    78
 15     1997    79
 16     1998    80     $780.44
 17     1999    81      753.66
 18     2000    82      666.13              $818.27               $ 818.27
 19     2001    83      711.12    $836.18    851.89    $836.18      983.02    $836.18   $836.18    $836.18        $836.18
 20     2002    84      799.66     632.15    798.09     717.84    1,083.42     874.19    685.13     604.56         711.63

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.60%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

L CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 L CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
   1        1983     65    $526.37   $  526.37
   2        1984     66     533.11      537.28
   3        1985     67     560.36      574.30
   4        1986     68     575.97      647.58
   5        1987     69     584.05      706.01
   6        1988     70     590.70      685.50
   7        1989     71     602.94      705.23
   8        1990     72     625.45      751.93
   9        1991     73     642.42      771.51
  10        1992     74     647.83      864.10
  11        1993     75     638.34      887.34
  12        1994     76     624.06      948.67      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
  13        1995     77     616.06      870.51       686.93        700.84       695.97       676.88      672.27
  14        1996     78     618.26    1,001.71       779.48        766.22       825.54       956.68      890.14
  15        1997     79     616.96      994.63       847.02        752.17       917.21     1,028.95    1,063.88
  16        1998     80     617.03    1,047.15       894.16        775.36     1,012.75     1,228.36    1,350.16
  17        1999     81     616.66    1,084.14       867.05        792.80     1,050.12     1,724.78    1,467.76
  18        2000     82     614.55    1,024.49       835.80        755.24       947.28     2,198.59    1,639.63
  19        2001     83     619.75    1,051.82       851.39        792.54       883.02     1,803.55    1,705.77
  20        2002     84     611.79    1,087.95       865.88        805.28       802.33     1,509.05    1,441.49

                                                                     L CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75    $  683.54                                      $  683.54
 12     1994    76       757.93   $  702.52                             754.64    $732.95
 13     1995    77       718.41      672.60                             708.57     736.64
 14     1996    78       890.00      823.63                             919.01     705.99
 15     1997    79       994.54    1,022.73                           1,031.23     658.78              $  760.95
 16     1998    80     1,108.98    1,213.53                           1,308.10     611.26                 934.60    $780.44
 17     1999    81       996.41    1,133.79    $799.62    $799.62     1,547.18     711.96               1,217.22     785.32
 18     2000    82       950.23    1,419.66     794.81     925.93     1,607.92     788.36    $818.27    2,576.45     735.39
 19     2001    83     1,087.55    1,419.93     753.89     847.71     1,449.34     673.13     577.12    1,681.77     778.03
 20     2002    84     1,321.23    1,231.28     603.39     637.22     1,186.35     508.11     379.71      993.01     788.03

                                                                        L CLASS
                      -----------------------------------------------------------------------------------------------------------
                                                        STATE      NEUBERGER                                          AMERICAN
                                  MORGAN                STREET      BERMAN       LORD                  AMERICAN        FUNDS
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS         GLOBAL
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-        SMALL
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH      INCOME     CAPITALIZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   ---------   ---------   --------------
  1     1983    65                                    $  526.37
  2     1984    66                                       499.90                            $  539.05   $ 539.05
  3     1985    67                                       477.18                               524.14     560.59
  4     1986    68                                       610.69                               595.96     728.71
  5     1987    69                                       639.33                               735.81     842.85
  6     1988    70                                       650.58                               752.91     802.61
  7     1989    71                                       683.04                               816.79     868.78
  8     1990    72    $  629.52                          857.14                             1,014.31   1,031.23
  9     1991    73       619.57                          769.92                               917.96     950.85
 10     1992    74       764.07                          972.60                             1,158.30   1,116.64
 11     1993    75       778.53                        1,030.04                             1,214.80   1,140.74
 12     1994    76       810.02                        1,118.83                             1,337.86   1,212.67
 13     1995    77       778.03                        1,027.89                             1,273.18   1,171.96
 14     1996    78     1,011.23                        1,299.17                 $741.35     1,606.59   1,475.85
 15     1997    79     1,177.37                        1,506.53                  808.98     1,724.25   1,658.83
 16     1998    80     1,477.02   $780.44   $780.44    1,836.44    $ 780.44      888.24     2,124.82   1,977.14      $  780.44
 17     1999    81     1,798.09    837.51    817.09    2,234.89      832.32      896.02     2,728.33   2,216.74         772.24
 18     2000    82     2,062.38    993.43    952.39    2,513.65      929.65      879.88     4,074.03   2,340.32       1,403.13
 19     2001    83     1,774.95    806.40    869.76    2,238.78    1,131.60      842.06     4,040.76   2,398.54       1,111.94
 20     2002    84     1,460.29    594.46    826.94    1,765.74    1,047.73      831.32     3,139.55   2,335.21         919.90

                                                                     L CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75
 12     1994    76
 13     1995    77
 14     1996    78
 15     1997    79
 16     1998    80     $780.44
 17     1999    81      753.77
 18     2000    82      666.89              $818.27               $ 818.27
 19     2001    83      712.65    $836.18    852.30    $836.18      983.49    $836.18   $836.18    $836.18        $836.18
 20     2002    84      802.18     632.57    799.28     718.33    1,085.03     874.19    685.59     604.96         712.11

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.50%) and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

P CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)

ANNUITANT:                          John Doe      GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                                Unisex        DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:            Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:      Monthly

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.

FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72: $733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                                 P CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
   1        1983     65    $526.37   $  526.37
   2        1984     66     533.54      537.72
   3        1985     67     562.23      576.21
   4        1986     68     579.34      651.36
   5        1987     69     588.94      711.92
   6        1988     70     597.14      692.97
   7        1989     71     611.03      714.69
   8        1990     72     635.43      763.92
   9        1991     73     654.31      785.78
  10        1992     74     661.47      882.29
  11        1993     75     653.41      908.29
  12        1994     76     640.40      973.50      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
  13        1995     77     633.76      895.53       687.21        701.13       696.25       677.16      672.55
  14        1996     78     637.62    1,033.07       781.75        768.44       827.94       959.45      892.72
  15        1997     79     637.88    1,028.35       851.62        756.26       922.19     1,034.53    1,069.66
  16        1998     80     639.55    1,085.37       901.26        781.52     1,020.80     1,238.12    1,360.89
  17        1999     81     640.77    1,126.51       876.13        801.10     1,061.11     1,742.83    1,483.12
  18        2000     82     640.17    1,067.20       846.66        765.05       959.59     2,227.15    1,660.93
  19        2001     83     647.20    1,098.40       864.60        804.84       896.73     1,831.55    1,732.24
  20        2002     84     640.49    1,138.99       881.54        819.84       816.84     1,536.34    1,467.55

                                                                     P CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75    $  683.54                                      $  683.54
 12     1994    76       759.20   $  702.52                             755.91    $737.86
 13     1995    77       721.41      673.58                             711.53     743.43
 14     1996    78       895.95      826.89                             925.15     714.27
 15     1997    79     1,003.71    1,029.36                           1,040.74     668.19              $  760.95
 16     1998    80     1,122.01    1,224.45                           1,323.46     621.54                 936.54    $780.44
 17     1999    81     1,010.84    1,146.86    $799.62    $799.62     1,569.26     725.75               1,222.80     785.60
 18     2000    82       966.21    1,439.61     796.15     927.48     1,634.95     805.64    $818.27    2,594.72     737.49
 19     2001    83     1,108.60    1,443.48     757.04     851.26     1,477.39     689.60     578.08    1,697.93     782.20
 20     2002    84     1,350.20    1,254.86     607.43     641.50     1,212.35     521.85     381.31    1,005.09     794.25




                                                                        P CLASS
                      -----------------------------------------------------------------------------------------------------------
                                                        STATE      NEUBERGER
                                  MORGAN                STREET      BERMAN       LORD                  AMERICAN       AMERICAN
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS         FUNDS
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-     GLOBAL SMALL
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH      INCOME     CAPITALIZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   ---------   ---------   --------------
  1     1983    65                                    $  526.37
  2     1984    66                                       500.55                            $ 539.05    $ 539.05
  3     1985    67                                       479.00                              525.31      561.85
  4     1986    68                                       614.55                              598.79      732.17
  5     1987    69                                       644.99                              741.16      848.97
  6     1988    70                                       657.98                              760.28      810.47
  7     1989    71                                       692.53                              826.85      879.47
  8     1990    72    $  629.52                          871.22                            1,029.37    1,046.54
  9     1991    73       620.61                          784.54                              933.93      967.39
 10     1992    74       767.27                          993.55                            1,181.40    1,138.90
 11     1993    75       783.74                        1,054.86                            1,242.13    1,166.40
 12     1994    76       817.48                        1,148.66                            1,371.39    1,243.05
 13     1995    77       787.16                        1,057.93                            1,308.35    1,204.33
 14     1996    78     1,025.64                        1,340.47                 $741.35    1,655.08    1,520.39
 15     1997    79     1,197.17                        1,558.34                  810.33    1,780.77    1,713.20
 16     1998    80     1,505.61   $780.44   $780.44    1,904.35    $ 780.44      891.95    2,199.97    2,047.05      $  780.44
 17     1999    81     1,837.47   837.81     817.38    2,323.32      832.61      902.01    2,831.88    2,300.86         773.54
 18     2000    82     2,112.82   996.26     955.11    2,619.66      932.31      887.98    4,239.22    2,435.20       1,409.00
 19     2001    83     1,822.90   810.72     874.42    2,339.02    1,137.66      851.93    4,215.10    2,502.01       1,119.38
 20     2002    84     1,503.52   599.15     833.47    1,849.46    1,056.00      843.19    3,283.28    2,442.09         928.39

                                                                    P CLASS
                      ----------------------------------------------------------------------------------------------------
                      HARRIS
                      OAKMARK             METLIFE   FRANKLIN      STATE
PAY-   CALEN-          LARGE              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR             CAP      JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE    VALUE    GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   -------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72
  9     1991    73
 10     1992    74
 11     1993    75
 12     1994    76
 13     1995    77
 14     1996    78
 15     1997    79
 16     1998    80    $780.44
 17     1999    81     754.04
 18     2000    82     668.80             $818.27               $ 818.27
 19     2001    83     716.47   $836.18    853.33    $836.18      984.68    $836.18   $836.18    $836.18        $836.18
 20     2002    84     808.51    633.63    802.27     719.53    1,089.08     875.86    686.75     605.98         713.30

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)
------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.275807        2.290287         981,708
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.568445        1.605936         287,447
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.448887        1.493542         847,646
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.897455        4.041296         406,052
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.514247        1.488069         360,833
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    3.019092        2.759624         337,995
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.815820        2.673490         929,183
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.631178        2.390547         138,790
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.539245        2.662359         822,817
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.400198        2.272909         202,579
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.897721        0.832853         120,423
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.979378        0.879562         122,347
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.101525        1.134093         647,303
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951972        0.775470         389,694
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.850101        3.569386         179,083
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.575496        0.493566         404,240
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.273319        6.648203          19,133
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.891206        1.559899         131,929
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.052532        1.032125         223,464
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.557054        1.507851          78,495
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953966        0.880593         333,496

---------------
* Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.223058        1.190097         277,659
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.430867        1.401112       1,221,865
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.948368        0.855523         209,511
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.273950        1.164731         480,562
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.373789        1.382533         122,188
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.008155        1.073335       1,119,475
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931494        0.824814         342,075
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758331        0.610195          94,456
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.927136        0.848951         277,020
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.760851       11.278583         168,238
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.647461        8.388980         190,117
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.463224        1.349972         295,927

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.235536        2.248638        869,330
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.558017        1.594464        179,069
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.439254        1.482873        406,922
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.828491        3.967809        217,116
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.504179        1.477438         45,831
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.999024        2.739911        165,746
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.797107        2.654397        441,860
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.609765        2.369909         44,802
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.518576        2.639371        401,779
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.383050        2.255543         52,241
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.895771        0.830628        227,620
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.977250        0.877212         59,840
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.098614        1.130533        229,823
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951810        0.774950        212,536
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.807341        3.527981         64,482
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.574821        0.492741        112,128
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.143398        6.526184         20,628
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.883025        1.552375         61,360
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.051488        1.030586         46,529
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.552941        1.503118         34,558
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953804        0.880003        258,180

---------------
* Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.219826        1.186359         69,714
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.429451        1.399026        558,279
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.945862        0.852836         67,835
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.261053        1.152362        239,674
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.366705        1.374718         65,506
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007769        1.072606        654,487
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931134        0.824083        228,099
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758038        0.609654         58,620
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926780        0.848201        161,048
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.540653       11.078414         95,874
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.498265        8.240125        126,008
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.458585        1.345018        130,815

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.215661        2.228091         22,885
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.552828        1.588757         32,226
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.434460        1.477565         75,153
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.794455        3.931555         41,262
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.499169        1.472150             --
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.989036        2.730104         15,331
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.787793        2.644898         76,898
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.599120        2.359652          9,164
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.508301        2.627948         57,009
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.374519        2.246907          5,907
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.894797        0.829518         11,890
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.976187        0.876039            857
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.097162        1.128756          9,922
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951729        0.774690         20,766
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.786132        3.507451         17,785
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.574484        0.492328          8,715
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.079287        6.465995          1,703
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.878947        1.548625         10,059
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.050967        1.029818        223,464
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.550889        1.500756          9,241
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953723        0.879708          1,538

---------------
* Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.218212        1.184494          9,068
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.428743        1.397984         79,337
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.944611        0.851495         21,894
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.254650        1.146225         84,462
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.363175        1.370826             --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007576        1.072133        194,398
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930955        0.823718          1,317
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757892        0.609384          3,655
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926602        0.847826          8,799
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.432061       10.979737         16,988
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.424689        8.166745          9,169
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.456272        1.342549         15,917

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.176439        2.187558        324,274
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.542500        1.577404        191,781
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.424919        1.467006        381,965
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.727288        3.860036        225,528
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.489198        1.461629         58,534
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.969160        2.710594        332,685
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.769260        2.626002        429,539
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.577961        2.339273         45,616
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.487876        2.605249        590,460
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.357548        2.229733         97,823
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.892852        0.827301         69,338
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.974065        0.873698         35,218
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.094262        1.125212        138,917
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951567        0.774171         88,806
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.744067        3.466749         56,920
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.573810        0.491505         65,984
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.952785        6.347276          6,420
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.870817        1.541152         42,264
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.049924        1.028283         35,737
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.546791        1.496043         16,557
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953560        0.879119        120,968
---------------------------------------------------------------------------------------------------------
* Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.214991        1.180772         41,596
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.427329        1.395901        796,821
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.942114        0.848819         61,803
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.241943        1.134049        190,791
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.356144        1.363075        115,521
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007189        1.070715        385,965
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930595        0.822989         35,676
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757599        0.608843        236,284
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926246        0.847077         69,731
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.217535       10.784870         87,006
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.279336        8.021833         93,671
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.451655        1.337622        101,630

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.137911        2.147762       2,305,462
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.532241        1.566131         299,653
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.415442        1.456523         713,433
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.661310        3.789819         381,067
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.479293        1.451183         175,118
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.949416        2.691224         456,780
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.750849        2.607240         953,766
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.556973        2.319069          83,093
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.467618        2.582746         893,806
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.340698        2.212691         302,661
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.890911        0.825091         151,361
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.971947        0.871362         147,273
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.091369        1.121679         576,433
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951406        0.773651         170,013
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.702470        3.426520         432,859
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.573137        0.490683         475,290
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.828543        6.230737          76,773
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.862721        1.533716         284,648
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.048883        1.026749         368,177
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.542704        1.491345         156,452
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953398        0.878529         201,706

----------------
* Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.211779        1.177062         303,150
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.425916        1.393822         871,034
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.939623        0.846152         157,511
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.229365        1.122002         407,797
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.349148        1.355367         163,651
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006803        1.070481       1,449,917
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930236        0.822259         224,552
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757307        0.608303         515,626
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925891        0.846328         279,255
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.006710       10.593460         282,325
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.136490        7.879491         382,342
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.447052        1.332714         225,130

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01..................................    2.118918        2.128151           29,771
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01..................................    1.527141        1.560530            7,228
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01..................................    1.410730        1.451313           13,733
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01..................................    3.628784        3.755216           13,595
Balanced Subaccount
  07/02/01* to 12/31/01..................................    1.474369        1.445992              820
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01..................................    2.939600        2.681597            2,305
Davis Venture Value Subaccount
  07/02/01* to 12/31/01..................................    2.741696        2.597917      892,772,182
FI Structured Equity Subaccount
  07/02/01* to 12/31/01..................................    2.546551        2.309040               --
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01..................................    2.457558        2.571575           31,498
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01..................................    2.332325        2.204225               --
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01..................................    0.889943        0.823989           57,606
MFS Research Managers Subaccount
  07/02/01* to 12/31/01..................................    0.970890        0.870198               --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01..................................    1.089927        1.119918            2,467
Janus Growth Subaccount
  07/02/01* to 12/31/01..................................    0.951325        0.773392               --
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01..................................    3.681859        3.406595           16,625
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01..................................    0.572801        0.490273               --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01..................................    6.767301        6.173313               --
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01..................................    1.858690        1.530013            1,405
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01..................................    1.048363        1.025984            2,149
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01..................................    1.540666        1.489003               --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.953317        0.878235            3,957

---------------------
* Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01..................................    1.210177        1.175212              607
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01..................................    1.425210        1.392785           12,728
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01..................................    0.938381        0.844822               --
Putnam International Stock Subaccount
  07/02/01* to 12/31/01..................................    1.223128        1.116030           13,915
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01..................................    1.345666        1.351533            7,688
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01..................................    1.006610        1.069348          105,424
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.930056        0.821895               --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01..................................    0.757161        0.608034               --
MFS Research International Subaccount
  07/02/01* to 12/31/01..................................    0.925713        0.845955            9,503
American Funds Growth Subaccount
  07/02/01* to 12/31/01..................................   11.902664       10.499033            3,986
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01..................................    8.065993        7.809270              117
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01..................................    1.444756        1.330266              535

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.100079        2.108705       1,663,887
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.522054        1.554944         165,060
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.406031        1.446118         353,452
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.596523        3.720903         407,618
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.469458        1.440815         181,947
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.929810        2.671999         160,718
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.732567        2.588620         362,611
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.536164        2.299048          59,189
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.447531        2.560445         334,770
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.323975        2.195785          83,016
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888975        0.822887          65,241
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.969834        0.869034          20,965
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.088486        1.118158         274,931
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951244        0.773133         124,762
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.661349        3.386771          48,928
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.572465        0.489863         352,657
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.706564        6.116378          35,574
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.854664        1.526317          36,995
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047843        1.025219          66,365
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.538630        1.486664          20,342
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953235        0.877941          55,533
---------------
* Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.208576        1.173364         102,424
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.424505        1.391747         273,428
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.937140        0.843494         226,647
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.216918        1.110087          82,951
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.342191        1.347706          42,359
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006417        1.069231         562,362
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929877        0.821531          71,429
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757014        0.607764          18,155
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925535        0.845581         121,011
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.799521       10.405447          68,458
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.996107        7.739675         100,571
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.442464        1.327823         105,244

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.081408        2.089436          3,726
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.516984        1.549378         38,272
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.401347        1.440942         61,324
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.564549        3.686904         21,660
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.464563        1.435657          1,192
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.920053        2.662434          3,467
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.723469        2.579356         24,718
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.525819        2.289098          2,385
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.437546        2.549363         37,773
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.315655        2.187377         28,649
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888009        0.821787             --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.968779        0.867872             --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.087046        1.116401         62,580
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951163        0.772873         10,431
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.640953        3.367063          1,602
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.572129        0.489453          9,969
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.646372        6.059967             --
Janus Mid Cap Subaccount
  07/02/01** to 12/31/01..................................    1.850647        1.522630          1,120
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047323        1.024455         11,128
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.536596        1.484327             --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953154        0.877647          4,721

---------------

* Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.206977        1.171519            179
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.423799        1.390710         20,109
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.935900        0.842168         11,455
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.210739        1.104175          7,748
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.338725        1.343890         38,193
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006224        1.069114         67,026
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929697        0.821167         21,033
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756868        0.607494            541
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925357        0.845207          9,822
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.697271       10.312695          9,898
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.926827        7.670699         15,325
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.440175        1.325384          4,070

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.044562        2.051424        201,503
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.506894        1.538306        103,068
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.392026        1.430644        379,947
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.501451        3.619835         84,982
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.454822        1.425397        123,058
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.900635        2.643408         85,374
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.705362        2.560928        191,591
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.505256        2.269327         85,627
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.417697        2.527342        151,414
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.299104        2.170658         23,355
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.886078        0.819591         40,859
MFS Research Managers Subaccount
  07/02/01** to 12/31/01..................................    0.966673        0.865552          8,533
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.084173        1.112895         40,082
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951001        0.772355        106,288
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.600500        3.327989         34,007
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.571458        0.488634        124,798
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.527604        5.948701         17,338
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.842639        1.515283         43,023
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.046284        1.022927         59,366
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.532536        1.479666         16,606
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952992        0.877059         66,878

---------------

* Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.203786        1.167838         49,396
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.422390        1.388638        157,084
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.933426        0.839521         27,550
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.198477        1.092445         16,241
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.331819        1.336291         71,753
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005838        1.067865        287,549
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929338        0.820440         81,714
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756576        0.606956         95,989
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925002        0.844460         54,060
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.495493       10.129730         22,270
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.790110        7.534636         39,554
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.435610        1.320522         93,775

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01................................    2.008368        2.014105          220,232
Salomon Brothers Strategic Bond Opportunities
  Subaccount
  07/02/01* to 12/31/01................................    1.496872        1.527313           18,898
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01................................    1.382767        1.420421           81,484
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01................................    3.439469        3.553986           59,043
Balanced Subaccount
  07/02/01* to 12/31/01................................    1.445146        1.415210           68,427
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01................................    2.881346        2.624517           12,874
Davis Venture Value Subaccount
  07/02/01* to 12/31/01................................    2.687376        2.542631          121,352
FI Structured Equity Subaccount
  07/02/01* to 12/31/01................................    2.484860        2.249728           46,359
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01................................    2.398010        2.505512           34,665
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01................................    2.282672        2.154067           15,539
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01................................    0.884152        0.817401               --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01................................    0.964571        0.863239           11,616
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01................................    1.081307        1.109401           23,997
Janus Growth Subaccount
  07/02/01* to 12/31/01................................    0.950839        0.771837          107,551
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01................................    3.560497        3.289369           24,005
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01................................    0.570788        0.487817          182,320
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01................................    6.410958        5.839478            4,566
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01................................    1.834666        1.507971               --
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01................................    1.045247        1.021402           58,568
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01................................    1.528486        1.475020            5,550
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.952829        0.876471           83,475

---------------

* Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01................................    1.200603        1.164168           41,306
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01................................    1.420982        1.386570           30,583
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01................................    0.930958        0.836883            6,859
Putnam International Stock Subaccount
  07/02/01* to 12/31/01................................    1.186338        1.080839           10,065
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01................................    1.324949        1.328735            5,256
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01................................    1.005452        1.066616               --
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.928979        0.819713           24,117
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01................................    0.756284        0.606417           16,536
MFS Research International Subaccount
  07/02/01* to 12/31/01................................    0.924647        0.843713            5,957
American Funds Growth Subaccount
  07/02/01* to 12/31/01................................   11.297123        9.949944           16,083
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01................................    7.655703        7.400937            9,338
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01................................    1.431058        1.315676            2,408

---------------
* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    1.990512       1.995700             --
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.491886       1.521846             --
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.378161       1.415336             --
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.408891       3.521512             --
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.440332       1.410144             --
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.871750       2.615123             --
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.678428       2.533532             --
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.474725       2.239991             --
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.388226       2.494667             --
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.274500       2.145819             --
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.883191       0.816308             --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.963522       0.862084             --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.079877       1.107657             --
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.950758       0.771578             --
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.540662       3.270228             --
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.570453       0.487409             --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.353418       5.785620             --
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.830692       1.504328             --
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.044728       1.020640             --
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.526466       1.472702             --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952748       0.876178             --

---------------

* Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.199015       1.162338             --
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.420278       1.385537             --
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.929727       0.835567             --
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.180315       1.075083             --
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.321527       1.324973             --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005260       1.066499             --
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.928800       0.819350             --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756138       0.606148             --
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.924469       0.843341             --
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.199225       9.861251          3,221
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.589371       7.334979             --
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.428787       1.313260             --

---------------
* Date on which the Subaccount first became available.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.


     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would not be less than the minimum rate required by your state (for Contracts issued prior to May 1, 2002, this rate will not be less than 3%); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.


     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                                    EXPERTS

     The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the

Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

     If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                   APPENDIX A

                     ADVERTISING AND PROMOTIONAL LITERATURE

     Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers, LLC ("MetLife Advisers") or its affiliates, such as State Street Research & Management Company.

     NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.

     References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc and Putnam Investment Management, LLC.

     NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

      -- Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Series

      -- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

      -- Specific and general investment philosophies, strategies, processes, techniques and types of analysis

      -- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

      -- The corporate histories, founding dates and names of founders of the entities

      --  Awards, honors and recognition given to the firms

      -- The names of those with ownership interest and the percentage of ownership

      -- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

      -- Current capitalization, levels of profitability and other financial and statistical information

      -- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

      -- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

      --  Current and historical statistics about:

      -   total dollar amount of assets managed
      -   MetLife Advisers assets managed in total and/or by Series or Portfolio
      -   the growth of assets
      -   asset types managed
      - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

      -- The general and specific strategies applied by the advisers in the management of the Zenith Fund's series and Metropolitan Fund's portfolios including, but not limited to:

          - the pursuit of growth, value, income oriented, risk management or other strategies
          - the manner and degree to which the strategy is pursued
          - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
          - the types and characteristics of investments sought and specific portfolio holdings
          - the actual or potential impact and result from strategy implementation
          - through its own areas of expertise and operations, the value added by subadvisers to the management process
          - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management
          - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' efforts to identify overvalued and undervalued issues.

      -- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than the Eligible Funds of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series, and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds' adviser and subadvisers, including but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, promotional materials may include:

     New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.

     Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

      -- Specific and general reference to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.

      -- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

      -- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) or retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

          - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This II-192 includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans.
          - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs.

      -- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) or retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

          - increased employee retention
          - reinforcement or creation of morale
          - deductibility of contributions for participants
          - deductibility of expenses for employers
          - tax deferred growth, including illustrations and charts
          - loan features and exchanges among accounts
          - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

      -- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investment in NELICO's 401(k) and retirement plans, including, but not limited to:

          - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
          - broad choice of investment options and competitive fees
          - plan sponsor and participant statements and notices
          - the plan prototype, summary descriptions and board resolutions
          - plan design and customized proposals
          - trusteeship, record keeping and administration
          - the services of State Street Bank, including, but not limited to, trustee services and tax reporting
          - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, and participant 800 numbers and participant 401(k) statements
          - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

      -- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

          - access to expertise on investments
          - assistance in interpreting past, present and future market trends and economic events
          - providing information to clients including participants during enrollment and on an ongoing basis after participation
          - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: State Street Research Bond Income, State Street Research Money Market, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Solomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization) of New England Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                              NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------------------------------------
                                                           BOND          BOND         MONEY          MONEY         MIDCAP
                                                          INCOME        INCOME        MARKET        MARKET         VALUE
                                                         CLASS A       CLASS B       CLASS A        CLASS B       CLASS A
                                                           SUB-          SUB-          SUB-          SUB-           SUB-
                                                         ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
                                                       ------------   ----------   ------------   -----------   ------------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $130,591,615   $7,829,574   $106,848,024   $15,238,231   $119,425,858

                                                             SHARES         COST
                                                           ----------   -------------
State Street Research Bond Income Series Class A.........   1,194,472     130,735,634
State Street Research Bond Income Series Class B.........      72,029       7,830,993
State Street Research Money Market Series Class A........   1,068,480     106,848,024
State Street Research Money Market Series Class B........     152,382      15,238,231
Harris Oakmark Midcap Value Series Class A...............     641,764     100,639,962
Harris Oakmark Midcap Value Series Class E...............      54,705       9,571,166
Westpeak Growth and Income Series Class A................     934,776     189,449,770
Westpeak Growth and Income Series Class E................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A...................     754,320     133,989,325
Loomis Sayles Small Cap Series Class E...................      12,102       2,029,018
Salomon Brothers U.S. Government Series Class A..........   4,887,984      56,463,287
Salomon Brothers U.S. Government Series Class E..........     518,790       6,223,647
Balanced Series Class A..................................   7,157,918     104,137,584
Balanced Series Class E..................................     124,363       1,528,487
Alger Equity Growth Series Class A.......................  14,401,096     356,139,152
Alger Equity Growth Series Class E.......................     238,284       4,794,004
Davis Venture Value Series Class A.......................  13,473,459     309,210,387
Davis Venture Value Series Class E.......................     474,732      10,711,876
Solomon Brothers Bond Opportunities Series Class A.......   6,248,785      73,577,618
Solomon Brothers Bond Opportunities Series Class E.......     215,782       2,405,821
MFS Investors Series Class A.............................   1,725,757      17,215,488
MFS Investors Series Class E.............................      82,760         690,879
MFS Research Managers Series Class A.....................   3,037,467      37,874,949
MFS Research Managers Series Class E.....................      41,703         368,780
Janus Mid Cap Portfolio Class B..........................     675,453      11,784,874
Janus Growth Portfolio Class B...........................     358,324       2,860,461
Putnam Large Cap Growth Portfolio Class A................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio Class E................     204,243       1,075,395
Putnam International Stock Portfolio Class A.............   7,010,896      86,198,422
Putnam International Stock Portfolio Class E.............     223,488       2,076,650
Russell 2000 Index Portfolio Class B.....................     585,367       5,838,719
State Street Research Aurora Small Cap Value Portfolio
 Class A.................................................   2,045,173      27,785,864
State Street Research Aurora Small Cap Value Portfolio
 Class E.................................................     466,618       6,069,474
State Street Research Investment Trust Portfolio Class
 B.......................................................      98,381       2,496,847
MetLife Stock Index Portfolio Class B....................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio Class B............     415,491       4,187,207
Lehman Brothers Aggregate Bond Index Portfolio Class B...   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio Class B..............     406,233       3,767,522
Neuberger Berman Partners Mid Cap Value Portfolio Class
 B.......................................................     143,555       1,985,773
Franklin Templeton Small Cap Growth Portfolio Class B....     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio Class B.............     286,021       3,201,692
PIMCO Total Return Portfolio Class B.....................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B.......................     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B.....................     364,807       2,946,734
MFS Research International Portfolio Class B.............     189,919       1,624,178
American Funds Growth Fund Class 2.......................     524,917      23,474,727
American Funds Growth-Income Fund Class 2................     764,471      23,954,298
American Funds Global Small Capitalization Fund Class
 2.......................................................     295,942       3,113,357
                                                                        -------------
     Total...............................................               1,964,740,251
                                                                        =============

                                                                              NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------------------------------------
                                                           BOND          BOND         MONEY          MONEY         MIDCAP
                                                          INCOME        INCOME        MARKET        MARKET         VALUE
                                                         CLASS A       CLASS B       CLASS A        CLASS B       CLASS A
                                                           SUB-          SUB-          SUB-          SUB-           SUB-
                                                         ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
                                                       ------------   ----------   ------------   -----------   ------------
 Amount due and accrued from contract-related
  transactions, net..................................      (183,254)     101,930        (60,866)      151,055       (387,231)
 Dividends receivable................................            --           --        168,260            --             --
                                                       ------------   ----------   ------------   -----------   ------------
   Total Assets......................................   130,408,361    7,931,504    106,955,418    15,389,286    119,038,627
LIABILITIES
 Due to (from) New England Life Insurance Company....       275,995          472       (727,193)      (17,258)       143,299
                                                       ------------   ----------   ------------   -----------   ------------
NET ASSETS...........................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $126,649,695   $7,931,032   $107,022,134   $15,406,544   $117,324,713
 Annuity Reserves (Note 7)...........................     3,482,671           --        660,477            --      1,570,615
                                                       ------------   ----------   ------------   -----------   ------------
TOTAL NET ASSETS.....................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============

                       See Notes to Financial Statements

                                              NEW ENGLAND ZENITH FUND
    ------------------------------------------------------------------------------------------------------------
      MIDCAP       GROWTH AND    GROWTH AND                                  U.S.          U.S.
       VALUE         INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT    GOVERNMENT    BALANCED
      CLASS E       CLASS A       CLASS E       CLASS A       CLASS E       CLASS A      CLASS E       CLASS A
       SUB-           SUB-          SUB-          SUB-          SUB-         SUB-          SUB-         SUB-
      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,129,191   $146,301,801   $1,516,841   $133,710,850   $2,142,488   $58,460,291   $6,209,921   $89,044,499

        155,363        117,726       9,904        (273,688)      (5,664)    (204,075)      83,311           (462)
             --             --          --              --           --           --           --             --
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
     10,284,554    146,419,527   1,526,745     133,437,162    2,136,824   58,256,216    6,293,232     89,044,037
            286        171,600         417         163,930          561       68,180          216        104,243
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,284,268   $146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794
    ===========   ============   ==========   ============   ==========   ===========   ==========   ===========
    $10,284,268   $142,427,828   $1,526,328   $131,742,003   $2,136,263   $56,558,544   $6,293,016   $87,155,416
             --      3,820,099          --       1,531,229           --    1,629,492           --      1,784,378
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,284,268   $146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794
    ===========   ============   ==========   ============   ==========   ===========   ==========   ===========


      NEW ENGLAND ZENITH FUND
     -------------------------
                     EQUITY
      BALANCED       GROWTH
      CLASS E       CLASS A
        SUB-          SUB-
      ACCOUNT       ACCOUNT
     ----------   ------------
     $1,545,828   $298,678,735
         36,862        (25,017)
             --             --
     ----------   ------------
      1,582,690    298,653,718
            532        419,002
     ----------   ------------
     $1,582,158   $298,234,716
     ==========   ============
     $1,582,158   $294,216,835
             --      4,017,881
     ----------   ------------
     $1,582,158   $298,234,716
     ==========   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                       NEW ENGLAND ZENITH FUND
                                                       -------------------------------------------------------
                                                         EQUITY       VENTURE        VENTURE         BOND
                                                         GROWTH        VALUE          VALUE      OPPORTUNITIES
                                                        CLASS E       CLASS A        CLASS E        CLASS A
                                                          SUB-          SUB-          SUB-           SUB-
                                                        ACCOUNT       ACCOUNT        ACCOUNT        ACCOUNT
                                                       ----------   ------------   -----------   -------------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $4,918,188   $315,144,204   $11,084,982    $70,111,371


                                                               NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------
                                                           BOND
                                                       OPPORTUNITIES    INVESTORS    INVESTORS
                                                          CLASS E        CLASS A      CLASS E
                                                           SUB-           SUB-         SUB-
                                                          ACCOUNT        ACCOUNT      ACCOUNT
                                                       -------------   -----------   ---------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................   $2,421,073     $14,789,739   $709,252

                                         SHARES         COST
                                       ----------   -------------
State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2...     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============

 Amount due and accrued from contract-related
  transactions, net..................................      75,338       (196,482)      246,201     (260,351)       15,322
 Dividends receivable................................          --             --            --           --            --
                                                       ----------   ------------   -----------   -----------   ----------
   Total Assets......................................   4,993,526    314,947,722    11,331,183   69,851,020     2,436,395
LIABILITIES
 Due to (from) New England Life Insurance Company....         669        426,101           357       83,272           305
                                                       ----------   ------------   -----------   -----------   ----------
NET ASSETS...........................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $4,992,857   $309,784,305   $11,330,826   $67,847,195   $2,436,090
 Annuity Reserves (Note 7)...........................          --      4,737,316            --    1,920,553            --
                                                       ----------   ------------   -----------   -----------   ----------
TOTAL NET ASSETS.....................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========

 Amount due and accrued from contract-related
  transactions, net..................................       16,601      9,491
 Dividends receivable................................           --         --
                                                       -----------   --------
   Total Assets......................................   14,806,340    718,743
LIABILITIES
 Due to (from) New England Life Insurance Company....      (87,705)       515
                                                       -----------   --------
NET ASSETS...........................................  $14,894,045   $718,228
                                                       ===========   ========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $14,727,261   $718,228
 Annuity Reserves (Note 7)...........................      166,784         --
                                                       -----------   --------
TOTAL NET ASSETS.....................................  $14,894,045   $718,228
                                                       ===========   ========

                       See Notes to Financial Statements

    NEW ENGLAND ZENITH FUND                                 METROPOLITAN SERIES FUND
    ------------------------   ----------------------------------------------------------------------------------
      RESEARCH     RESEARCH                               LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL
      MANAGERS     MANAGERS     MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK
      CLASS A       CLASS E     CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E
        SUB-         SUB-         SUB-         SUB-         SUB-          SUB-          SUB-            SUB-
      ACCOUNT       ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT         ACCOUNT
    ------------   ---------   ----------   ----------   -----------   ----------   -------------   -------------
    $27,458,705    $375,745    $9,794,064   $2,802,094   $13,031,271   $1,029,384    $66,463,293     $2,107,492


            METROPOLITAN SERIES FUND
     ---------------------------------------
     RUSSELL 2000     AURORA        AURORA
        INDEX        SMALL CAP    SMALL CAP
       CLASS B        CLASS A      CLASS E
         SUB-          SUB-          SUB-
       ACCOUNT        ACCOUNT      ACCOUNT
     ------------   -----------   ----------
      $6,046,841    $28,898,300   $6,588,645



            40,944          1,137        113,110         4,093         26,450        6,165         168,522         17,300
                --             --             --            --             --           --              --             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
        27,499,649        376,882      9,907,174     2,806,187     13,057,721    1,035,549      66,631,815      2,124,792
           135,327          1,020         10,890         2,086         15,028          468          79,944            481
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========
       $27,053,091       $375,862     $9,884,085    $2,804,101    $12,903,057   $1,035,081     $65,858,610     $2,124,311
           311,231             --         12,199            --        139,636           --         693,261             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========

          (2,910)       (12,054)      46,919
              --             --           --
      ----------    -----------   ----------
       6,043,931     28,886,246    6,635,564
           6,620         34,465          631
      ----------    -----------   ----------
      $6,037,311    $28,851,781   $6,634,933
      ==========    ===========   ==========
      $6,035,398    $28,417,704   $6,634,933
           1,913        434,077           --
      ----------    -----------   ----------
      $6,037,311    $28,851,781   $6,634,933
      ==========    ===========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                     METROPOLITAN SERIES FUND
                                                       ----------------------------------------------------
                                                       INVESTMENT      STOCK        MID CAP      AGGREGATE
                                                         TRUST         INDEX      STOCK INDEX   BOND INDEX
                                                        CLASS B       CLASS B       CLASS B       CLASS B
                                                          SUB-         SUB-          SUB-          SUB-
                                                        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT
                                                       ----------   -----------   -----------   -----------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $2,538,242   $13,878,188   $4,333,570    $13,927,353


                                                             METROPOLITAN SERIES FUND
                                                       ------------------------------------
                                                          EAFE       MID CAP     SMALL CAP
                                                         INDEX        VALUE        GROWTH
                                                        CLASS B      CLASS B      CLASS B
                                                          SUB-         SUB-         SUB-
                                                        ACCOUNT      ACCOUNT      ACCOUNT
                                                       ----------   ----------   ----------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $3,517,973   $2,027,003   $3,957,174

                                         SHARES         COST
                                       ----------   -------------
State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2...     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============

 Amount due and accrued from contract-related
  transactions, net.............................     104,516       189,328        38,089        42,845        33,161        17,246
 Dividends receivable...........................          --            --            --            --            --            --
                                                  ----------    -----------   ----------    -----------   ----------    ----------
   Total Assets.................................   2,642,758    14,067,516     4,371,659    13,970,198     3,551,134     2,044,249
LIABILITIES
 Due to (from) New England Life Insurance
  Company.......................................       2,286        12,879        45,748        14,199         3,922         2,735
                                                  ----------    -----------   ----------    -----------   ----------    ----------
NET ASSETS......................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $2,627,509    $14,052,806   $4,325,911    $13,724,176   $3,512,417    $2,040,804
 Annuity Reserves (Note 7)......................      12,963         1,831            --       231,823        34,795           710
                                                  ----------    -----------   ----------    -----------   ----------    ----------
TOTAL NET ASSETS................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========

 Amount due and accrued from contract-related
  transactions, net.............................       7,965
 Dividends receivable...........................          --
                                                  ----------
   Total Assets.................................   3,965,139
LIABILITIES
 Due to (from) New England Life Insurance
  Company.......................................       3,667
                                                  ----------
NET ASSETS......................................  $3,961,472
                                                  ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $3,961,472
 Annuity Reserves (Note 7)......................          --
                                                  ----------
TOTAL NET ASSETS................................  $3,961,472
                                                  ==========

                       See Notes to Financial Statements


                    MET INVESTORS SERIES TRUST                                    AMERICAN FUNDS
-------------------------------------------------------------------   --------------------------------------   --------------
   BOND                                   MID CAP       RESEARCH                      GROWTH-       GLOBAL
DEBENTURE    TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL     GROWTH        INCOME      SMALL CAP
 CLASS B       CLASS B       CLASS B      CLASS B        CLASS B        CLASS 2       CLASS 2      CLASS 2
   SUB-          SUB-          SUB-         SUB-          SUB-           SUB-          SUB-          SUB-
 ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT      ACCOUNT         TOTAL
---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------
$3,203,436   $15,951,836    $2,430,164   $3,042,493    $1,610,516     $23,138,356   $24,142,003   $3,397,414   $1,832,544,111


    34,293       201,609       (14,896)      (6,211)       47,382         226,734       231,763       41,363        1,026,877
        --            --            --           --            --              --            --           --          168,260
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
 3,237,729    16,153,445     2,415,268    3,036,282     1,657,898      23,365,090    24,373,766    3,438,777    1,833,739,248
     1,579      (183,305)        1,670      (32,983)         (856)         11,541        18,769        1,352        1,217,959
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============
$3,226,832   $16,275,386    $2,413,598   $3,042,628    $1,626,222     $22,958,495   $24,056,295   $3,199,350   $1,804,263,673
     9,318        61,364           --        26,637        32,532         395,054       298,702      238,075       28,257,616
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                             NEW ENGLAND ZENITH FUND
                                                ---------------------------------------------------------------------------------
                                                   BOND          BOND         MONEY         MONEY         MIDCAP         MIDCAP
                                                  INCOME        INCOME        MARKET        MARKET         VALUE         VALUE
                                                 CLASS A       CLASS B       CLASS A       CLASS B        CLASS A       CLASS E
                                                   SUB-          SUB-          SUB-          SUB-          SUB-           SUB-
                                                 ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT      ACCOUNT***
                                                ----------    ----------    ----------    ----------    -----------    ----------
INCOME
 Dividends....................................  $9,585,023     $     --     $3,623,308     $43,482      $   454,739     $     --
EXPENSES
 Mortality, expense risk and administrative
  charges (Note 3)............................   1,082,226       18,642        893,058      45,863          917,937       23,051
                                                ----------     --------     ----------     -------      -----------     --------
 Net investment income (loss).................   8,502,797      (18,642)     2,730,250      (2,381)        (463,198)     (23,051)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period.........................    (244,553)          --             --          --       (1,391,796)          --
  End of period...............................    (144,019)      (1,419)            --          --       18,785,896      558,025
                                                ----------     --------     ----------     -------      -----------     --------
 Net change in unrealized appreciation
  (depreciation)..............................     100,534       (1,419)            --          --       20,177,692      558,025
 Net realized gain (loss) on investments......      (2,793)          90             --          --            2,970           --
                                                ----------     --------     ----------     -------      -----------     --------
 Net realized and unrealized gain (loss) on
  investments.................................      97,741       (1,329)            --          --       20,180,662      558,025
                                                ----------     --------     ----------     -------      -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $8,600,538     $(19,971)    $2,730,250     $(2,381)     $19,717,464     $534,974
                                                ==========     ========     ==========     =======      ===========     ========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                                                   NEW ENGLAND ZENITH FUND
------------------------------------------------------------------------------------------------------------------------------
     GROWTH AND    GROWTH AND                                  U.S.         U.S.                                     EQUITY
       INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT   GOVERNMENT     BALANCED      BALANCED       GROWTH
      CLASS A       CLASS E       CLASS A       CLASS E      CLASS A      CLASS E       CLASS A       CLASS E       CLASS A
        SUB-          SUB-          SUB-          SUB-         SUB-         SUB-          SUB-          SUB-          SUB-
      ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***    ACCOUNT     ACCOUNT***     ACCOUNT      ACCOUNT***     ACCOUNT
    ------------   ----------   ------------   ----------   ----------   ----------   ------------   ----------   ------------
    $  1,553,140    $    --     $ 10,986,881    $     --    $2,954,589    $     --    $  3,856,447    $    --     $ 20,790,431
       1,403,545      3,552        1,188,941       4,742      463,556       16,043         791,695      3,928        2,850,905
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
         149,595     (3,552)       9,797,940      (4,742)   2,491,033      (16,043)      3,064,752     (3,928)      17,939,526
     (15,694,769)        --       26,692,427          --    1,803,686           --      (6,902,524)        --        8,563,117
     (43,147,969)    26,069         (278,475)    113,470    1,997,004      (13,726)    (15,093,085)    17,341      (57,460,417)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (27,453,200)    26,069      (26,970,902)    113,470      193,318      (13,726)     (8,190,561)    17,341      (66,023,534)
      (1,220,250)     1,706           30,402      (1,133)        (454)         (83)          3,394         --       (1,188,669)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (28,673,450)    27,775      (26,940,500)    112,337      192,864      (13,809)     (8,187,167)    17,341      (67,212,203)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
    $(28,523,855)   $24,223     $(17,142,560)   $107,595    $2,683,897    $(29,852)   $ (5,122,415)   $13,413     $(49,272,677)
    ============    =======     ============    ========    ==========    ========    ============    =======     ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      NEW ENGLAND ZENITH FUND
                                 -------------------------------------------------------------------------------------------------
                                   EQUITY       VENTURE       VENTURE         BOND            BOND
                                   GROWTH        VALUE         VALUE      OPPORTUNITIES   OPPORTUNITIES    INVESTORS    INVESTORS
                                  CLASS E       CLASS A       CLASS E        CLASS A         CLASS E        CLASS A      CLASS E
                                    SUB-          SUB-          SUB-          SUB-            SUB-           SUB-          SUB-
                                 ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT     ACCOUNT***
                                 ----------   ------------   ----------   -------------   -------------   -----------   ----------
INCOME
 Dividends.....................   $     --    $ 35,888,398    $     --     $ 5,544,147       $    --      $    67,295    $    --
EXPENSES
 Mortality, expense risk and
  administrative charges (Note
  3)...........................     12,988       2,802,002      25,250         602,783         6,348          129,806      1,460
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net investment income
  (loss).......................    (12,988)     33,086,396     (25,250)      4,941,364        (6,348)         (62,511)    (1,460)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........         --      84,058,988          --      (2,368,824)           --          233,969         --
  End of period................    124,184       5,933,817     373,106      (3,466,247)       15,252       (2,425,749)    18,373
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net change in unrealized
  appreciation
  (depreciation)...............    124,184     (78,125,171)    373,106      (1,097,423)       15,252       (2,659,718)    18,373
 Net realized gain (loss) on
  investments..................         --         305,915          --          22,396           (69)         (57,058)       (42)
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net realized and unrealized
  gain (loss) on investments...    124,184     (77,819,256)    373,106      (1,075,027)       15,183       (2,716,776)    18,331
                                  --------    ------------    --------     -----------       -------      -----------    -------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................   $111,196    $(44,732,860)   $347,856     $ 3,866,337       $ 8,835      $(2,779,287)   $16,871
                                  ========    ============    ========     ===========       =======      ===========    =======


                                  NEW ENGLAND ZENITH FUND
                                 -------------------------
                                   RESEARCH      RESEARCH
                                   MANAGERS      MANAGERS
                                   CLASS A       CLASS E
                                     SUB-          SUB-
                                   ACCOUNT      ACCOUNT***
                                 ------------   ----------
INCOME
 Dividends.....................  $    325,876     $   --
EXPENSES
 Mortality, expense risk and
  administrative charges (Note
  3)...........................       271,986        951
                                 ------------     ------
 Net investment income
  (loss).......................        53,890       (951)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........    (2,338,138)        --
  End of period................   (10,416,244)     6,965
                                 ------------     ------
 Net change in unrealized
  appreciation
  (depreciation)...............    (8,078,106)     6,965
 Net realized gain (loss) on
  investments..................      (957,651)       (15)
                                 ------------     ------
 Net realized and unrealized
  gain (loss) on investments...    (9,035,757)     6,950
                                 ------------     ------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................  $ (8,981,867)    $5,999
                                 ============     ======

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements

                                       METROPOLITAN SERIES FUND
------------------------------------------------------------------------------------------------------
                                LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL   RUSSELL 2000
      MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK          INDEX
      CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E        CLASS B
       SUB-          SUB-         SUB-          SUB-          SUB-            SUB-            SUB-
     ACCOUNT*     ACCOUNT**      ACCOUNT     ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $        --    $     --    $        --    $     --    $  2,881,823       $    --        $  3,822
         64,374       9,079        110,412       2,547         609,513         4,793          31,062
    -----------    --------    -----------    --------    ------------       -------        --------
        (64,374)     (9,079)      (110,412)     (2,547)      2,272,310        (4,793)        (27,240)
             --          --     (3,072,866)         --         438,237            --              --
     (1,990,810)    (58,367)    (7,457,265)    (46,011)    (19,735,129)       30,842         208,122
    -----------    --------    -----------    --------    ------------       -------        --------
     (1,990,810)    (58,367)    (4,384,399)    (46,011)    (20,173,366)       30,842         208,122
        (16,217)       (885)       (55,965)        502        (945,242)           --          (4,807)
    -----------    --------    -----------    --------    ------------       -------        --------
     (2,007,027)    (59,252)    (4,440,364)    (45,509)    (21,118,608)       30,842         203,315
    -----------    --------    -----------    --------    ------------       -------        --------
    $(2,071,401)   $(68,331)   $(4,550,776)   $(48,056)   $(18,846,298)      $26,049        $176,075
    ===========    ========    ===========    ========    ============       =======        ========

           METROPOLITAN SERIES FUND
---  ------------------------------------
       AURORA       AURORA     INVESTMENT
     SMALL CAP    SMALL CAP      TRUST
      CLASS A      CLASS E      CLASS B
        SUB-         SUB-         SUB-
      ACCOUNT*    ACCOUNT***   ACCOUNT**
     ----------   ----------   ----------
     $   44,510    $     --     $     --
        171,199      15,189        7,215
     ----------    --------     --------
       (126,689)    (15,189)      (7,215)
             --          --           --
      1,112,436     519,171       41,395
     ----------    --------     --------
      1,112,436     519,171       41,395
        (16,357)        (26)     (13,933)
     ----------    --------     --------
      1,096,079     519,145       27,462
     ----------    --------     --------
     $  969,390    $503,956     $ 20,247
     ==========    ========     ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                              METROPOLITAN SERIES FUND
                                                    -----------------------------------------------------------------------------
                                                      STOCK        MID CAP      AGGREGATE       EAFE        MID CAP     SMALL CAP
                                                      INDEX      STOCK INDEX    BOND INDEX      INDEX        VALUE       GROWTH
                                                     CLASS B       CLASS B       CLASS B       CLASS B      CLASS B      CLASS B
                                                      SUB-          SUB-           SUB-         SUB-         SUB-         SUB-
                                                    ACCOUNT*      ACCOUNT*       ACCOUNT*     ACCOUNT*     ACCOUNT**    ACCOUNT**
                                                    ---------    -----------    ----------    ---------    ---------    ---------
INCOME
 Dividends........................................  $  50,651     $  3,596       $ 49,965     $   3,456     $    --     $     --
EXPENSES
 Mortality, expense risk and administrative
  charges (Note 3)................................     69,775       21,007         71,452        18,428       8,640       13,833
                                                    ---------     --------       --------     ---------     -------     --------
 Net investment income (loss).....................    (19,124)     (17,411)       (21,487)      (14,972)     (8,640)     (13,833)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period.............................         --           --             --            --          --           --
  End of period...................................   (412,123)     146,363        229,132      (249,549)     41,230      119,547
                                                    ---------     --------       --------     ---------     -------     --------
 Net change in unrealized appreciation
  (depreciation)..................................   (412,123)     146,363        229,132      (249,549)     41,230      119,547
 Net realized gain (loss) on investments..........     (4,563)      (2,078)         1,320        (4,506)       (587)         (24)
                                                    ---------     --------       --------     ---------     -------     --------
 Net realized and unrealized gain (loss) on
  investments.....................................   (416,686)     144,285        230,452      (254,055)     40,643      119,523
                                                    ---------     --------       --------     ---------     -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................  $(435,810)    $126,874       $208,965     $(269,027)    $32,003     $105,690
                                                    =========     ========       ========     =========     =======     ========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                        MET INVESTORS SERIES TRUST                                AMERICAN FUNDS
    ------------------------------------------------------------------   ---------------------------------   -------------
      BOND                                    MID CAP      RESEARCH                   GROWTH-     GLOBAL
    DEBENTURE   TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL    GROWTH      INCOME     SMALL CAP
     CLASS B      CLASS B        CLASS B      CLASS B       CLASS B       CLASS 2     CLASS 2     CLASS 2
      SUB-          SUB-          SUB-         SUB-          SUB-          SUB-        SUB-        SUB-
    ACCOUNT**    ACCOUNT**      ACCOUNT**    ACCOUNT**     ACCOUNT**     ACCOUNT**   ACCOUNT**   ACCOUNT**       TOTAL
    ---------   ------------   -----------   ---------   -------------   ---------   ---------   ---------   -------------
     $33,159     $ 128,906      $      --    $     --      $     --      $657,039    $304,796    $ 15,380    $  99,850,859
      11,048        50,380         10,550      10,832         4,793        89,809     101,500      12,923       15,081,611
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
      22,111        78,526        (10,550)    (10,832)       (4,793)      567,230     203,296       2,457       84,769,248
          --            --             --          --            --            --          --          --       89,776,954
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (132,196,140)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (221,973,094)
          95           123         (2,455)      3,143        (2,145)      (10,238)      2,631      (3,195)      (4,136,753)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,839      (180,721)      (258,119)     98,902       (15,807)     (346,609)    190,336     280,862     (226,109,847)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
     $23,950     $(102,195)     $(268,669)   $ 88,070      $(20,600)     $220,621    $393,632    $283,319    $(141,340,599)
     =======     =========      =========    ========      ========      =========   ========    ========    =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               NEW ENGLAND ZENITH FUND
                                 -----------------------------------------------------------------------------------
                                     BOND          BOND         MONEY          MONEY         MIDCAP        MIDCAP
                                    INCOME        INCOME        MARKET        MARKET         VALUE          VALUE
                                   CLASS A       CLASS B       CLASS A        CLASS B       CLASS A        CLASS E
                                     SUB-          SUB-          SUB-          SUB-           SUB-          SUB-
                                   ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT      ACCOUNT***
                                 ------------   ----------   ------------   -----------   ------------   -----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $  8,502,797   $  (18,642)  $  2,730,250   $    (2,381)  $   (463,198)  $   (23,051)
 Net realized and unrealized
   gain (loss) on
   investments.................        97,741       (1,329)            --            --     20,180,662       558,025
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     8,600,538      (19,971)     2,730,250        (2,381)    19,717,464       534,974
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
 Insurance Company.............    15,003,606    5,935,921     36,031,482    20,491,103     17,293,208     6,815,774
 Net transfers (to) from other
   sub-accounts................    10,918,336           --     10,220,643            --     26,013,400            --
 Net transfers to New England
   Life Insurance Company......    (7,244,982)   2,015,082    (20,581,394)   (5,082,178)    (2,052,691)    2,933,520
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    18,676,960    7,951,003     25,670,731    15,408,925     41,253,917     9,749,294
                                 ------------   ----------   ------------   -----------   ------------   -----------
 Net increase in net assets....    27,277,498    7,931,032     28,400,981    15,406,544     60,971,381    10,284,268
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................   102,854,868           --     79,281,630            --     57,923,947            --
                                 ------------   ----------   ------------   -----------   ------------   -----------
NET ASSETS, AT END OF THE
 PERIOD........................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328   $10,284,268
                                 ============   ==========   ============   ===========   ============   ===========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                                                 NEW ENGLAND ZENITH FUND
--------------------------------------------------------------------------------------------------------------------------
 GROWTH AND    GROWTH AND                                  U.S.          U.S.                                    EQUITY
   INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT    GOVERNMENT    BALANCED      BALANCED       GROWTH
  CLASS A       CLASS E       CLASS A       CLASS E       CLASS A      CLASS E       CLASS A      CLASS E       CLASS A
    SUB-          SUB-          SUB-          SUB-         SUB-          SUB-         SUB-          SUB-          SUB-
  ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***     ACCOUNT     ACCOUNT***     ACCOUNT     ACCOUNT***     ACCOUNT
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$    149,595   $   (3,552)  $  9,797,940   $   (4,742)  $ 2,491,033   $ (16,043)   $ 3,064,752   $   (3,928)  $ 17,939,526
 (28,673,450)      27,775    (26,940,500)     112,337       192,864     (13,809)    (8,187,167)      17,341    (67,212,203)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (28,523,855)      24,223    (17,142,560)     107,595     2,683,897     (29,852)    (5,122,415)      13,413    (49,272,677)
  11,642,730    1,275,073     11,419,245    1,567,052     8,777,844   4,279,383     10,206,112    1,280,466     33,568,288
 (19,971,658)          --    (21,176,322)          --     7,088,735          --     (5,153,032)          --    (39,121,453)
 (15,267,004)     227,032     (7,503,478)     461,616      (369,929)  2,043,485     (7,755,695)     288,279    (24,515,013)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (23,595,932)   1,502,105    (17,260,555)   2,028,668    15,496,650   6,322,868     (2,702,615)   1,568,745    (30,068,178)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (52,119,787)   1,526,328    (34,403,115)   2,136,263    18,180,547   6,293,016     (7,825,030)   1,582,158    (79,340,855)
 198,367,714           --    167,676,347           --    40,007,489          --     96,764,824           --    377,575,571
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794   $1,582,158   $298,234,716
============   ==========   ============   ==========   ===========   ==========   ===========   ==========   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      NEW ENGLAND ZENITH FUND
                                 --------------------------------------------------------------------------------------------------
                                   EQUITY       VENTURE        VENTURE         BOND            BOND
                                   GROWTH        VALUE          VALUE      OPPORTUNITIES   OPPORTUNITIES    INVESTORS    INVESTORS
                                  CLASS E       CLASS A        CLASS E        CLASS A         CLASS E        CLASS A      CLASS E
                                    SUB-          SUB-          SUB-           SUB-            SUB-           SUB-          SUB-
                                 ACCOUNT***     ACCOUNT      ACCOUNT***       ACCOUNT       ACCOUNT***       ACCOUNT     ACCOUNT***
                                 ----------   ------------   -----------   -------------   -------------   -----------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $  (12,988)  $ 33,086,396   $   (25,250)   $ 4,941,364     $   (6,348)    $   (62,511)   $ (1,460)
 Net realized and unrealized
   gain (loss) on
   investments.................     124,184    (77,819,256)      373,106     (1,075,027)        15,183      (2,716,776)     18,331
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................     111,196    (44,732,860)      347,856      3,866,337          8,835      (2,779,287)     16,871
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........   3,888,107     36,965,466     8,004,550      8,067,258      1,702,387       3,757,581     541,480
 Net transfers (to) from other
   sub-accounts................          --    (20,221,280)           --        364,004             --        (738,983)         --
 Net transfers to New England
   Life Insurance Company......     993,554    (20,223,444)    2,978,420     (6,609,863)       724,868        (353,567)    159,877
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   4,881,661     (3,479,258)   10,982,970      1,821,399      2,427,255       2,665,031     701,357
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
 Net increase in net assets....   4,992,857    (48,212,118)   11,330,826      5,687,736      2,436,090        (114,256)    718,228
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................          --    362,733,739            --     64,080,012             --      15,008,301          --
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
NET ASSETS, AT END OF THE
 PERIOD........................  $4,992,857   $314,521,621   $11,330,826    $69,767,748     $2,436,090     $14,894,045    $718,228
                                 ==========   ============   ===========    ===========     ==========     ===========    ========


                                  NEW ENGLAND ZENITH FUND
                                 -------------------------
                                   RESEARCH      RESEARCH
                                   MANAGERS      MANAGERS
                                   CLASS A       CLASS E
                                     SUB-          SUB-
                                   ACCOUNT      ACCOUNT***
                                 ------------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $     53,890    $   (951)
 Net realized and unrealized
   gain (loss) on
   investments.................    (9,035,757)      6,950
                                 ------------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................    (8,981,867)      5,999
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........     5,761,714     293,215
 Net transfers (to) from other
   sub-accounts................    (8,516,506)         --
 Net transfers to New England
   Life Insurance Company......    (1,692,049)     76,648
                                 ------------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    (4,446,841)    369,863
                                 ------------    --------
 Net increase in net assets....   (13,428,708)    375,862
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................    40,793,030          --
                                 ------------    --------
NET ASSETS, AT END OF THE
 PERIOD........................  $ 27,364,322    $375,862
                                 ============    ========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                                       METROPOLITAN SERIES FUND
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL   RUSSELL 2000
      MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK          INDEX
      CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E        CLASS B
       SUB-          SUB-         SUB-          SUB-          SUB-            SUB-            SUB-
     ACCOUNT*     ACCOUNT**      ACCOUNT     ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $   (64,374)  $   (9,079)  $  (110,412)  $   (2,547)  $  2,272,310    $     (4,793)    $  (27,240)
     (2,007,027)     (59,252)   (4,440,364)     (45,509)   (21,118,608)         30,842        203,315
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     (2,071,401)     (68,331)   (4,550,776)     (48,056)   (18,846,298)         26,049        176,075
      6,619,403    1,636,614     6,009,168      816,178      8,926,770       1,472,100      2,702,657
      3,860,153      783,260       302,124           --     (6,619,884)             --      1,831,276
      1,488,129      452,558      (114,772)     266,959     83,091,283     (86,529,102)     1,327,303
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     11,967,685    2,872,432     6,196,520    1,083,137     85,398,169     (85,057,002)     5,861,236
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
      9,896,284    2,804,101     1,645,744    1,035,081     66,551,871     (85,030,953)     6,037,311
             --           --    11,396,949           --             --      87,155,264             --
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
    $ 9,896,284   $2,804,101   $13,042,693   $1,035,081   $ 66,551,871    $  2,124,311     $6,037,311
    ===========   ==========   ===========   ==========   ============    ============     ==========


           METROPOLITAN SERIES FUND
---  -------------------------------------
---  -------------------------------------
       AURORA        AURORA     INVESTMENT
      SMALL CAP    SMALL CAP      TRUST
       CLASS A      CLASS E      CLASS B
        SUB-          SUB-         SUB-
      ACCOUNT*     ACCOUNT***   ACCOUNT**
     -----------   ----------   ----------
     $  (126,689)  $  (15,189)  $   (7,215)
       1,096,079      519,145       27,462
     -----------   ----------   ----------
         969,390      503,956       20,247
       7,964,907    4,474,458    1,691,016
      17,559,749           --      390,111
       2,357,735    1,656,519      539,098
     -----------   ----------   ----------
      27,882,391    6,130,977    2,620,225
     -----------   ----------   ----------
      28,851,781    6,634,933    2,640,472
              --           --           --
     -----------   ----------   ----------
     $28,851,781   $6,634,933   $2,640,472
     ===========   ==========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                            METROPOLITAN SERIES FUND
                                 ------------------------------------------------------------------------------
                                    STOCK        MID CAP      AGGREGATE       EAFE       MID CAP     SMALL CAP
                                    INDEX      STOCK INDEX   BOND INDEX      INDEX        VALUE        GROWTH
                                   CLASS B       CLASS B       CLASS B      CLASS B      CLASS B      CLASS B
                                    SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
                                  ACCOUNT*      ACCOUNT*      ACCOUNT*      ACCOUNT*    ACCOUNT**    ACCOUNT**
                                 -----------   -----------   -----------   ----------   ----------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $   (19,124)  $  (17,411)   $   (21,487)  $  (14,972)  $   (8,640)  $  (13,833)
 Net realized and unrealized
   gain (loss) on
   investments.................     (416,686)     144,285        230,452     (254,055)      40,643      119,523
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     (435,810)     126,874        208,965     (269,027)      32,003      105,690
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........    6,791,560    1,896,915      6,540,141    1,532,001    1,285,761    1,698,902
 Net transfers (to) from other
   sub-accounts................    5,537,510    1,353,944      4,904,158    1,204,284      403,290    1,657,592
 Net transfers to New England
   Life Insurance Company......    2,161,377      948,178      2,302,735    1,079,954      320,460      499,288
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   14,490,447    4,199,037     13,747,034    3,816,239    2,009,511    3,855,782
                                 -----------   ----------    -----------   ----------   ----------   ----------
 Net increase in net assets....   14,054,637    4,325,911     13,955,999    3,547,212    2,041,514    3,961,472
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................           --           --             --           --           --           --
                                 -----------   ----------    -----------   ----------   ----------   ----------
NET ASSETS, AT END OF THE
 PERIOD........................  $14,054,637   $4,325,911    $13,955,999   $3,547,212   $2,041,514   $3,961,472
                                 ===========   ==========    ===========   ==========   ==========   ==========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                        MET INVESTORS SERIES TRUST                                    AMERICAN FUNDS
    -------------------------------------------------------------------   --------------------------------------   --------------
       BOND                                   MID CAP       RESEARCH                      GROWTH-       GLOBAL
    DEBENTURE    TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL     GROWTH        INCOME      SMALL CAP
     CLASS B       CLASS B       CLASS B      CLASS B        CLASS B        CLASS 2       CLASS 2      CLASS 2
       SUB-          SUB-          SUB-         SUB-          SUB-           SUB-          SUB-          SUB-
    ACCOUNT**     ACCOUNT**     ACCOUNT**    ACCOUNT**      ACCOUNT**      ACCOUNT**     ACCOUNT**    ACCOUNT**        TOTAL
    ---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------
    $   22,111   $    78,526    $  (10,550)  $  (10,832)   $   (4,793)    $   567,230   $   203,296   $    2,457   $   84,769,248
         1,839      (180,721)     (258,119)      98,902       (15,807)       (346,609)      190,336      280,862     (226,109,847)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
        23,950      (102,195)     (268,669)      88,070       (20,600)        220,621       393,632      283,319     (141,340,599)
     1,506,893     8,115,356     1,733,998    1,351,319       793,747      10,917,445     9,964,324    1,370,184      352,380,862
       629,658     4,578,356       248,324    1,135,318       478,070       8,434,000    10,553,976    1,068,847               --
     1,075,649     3,745,233       699,945      494,558       407,537       3,781,483     3,443,065      715,075      (80,138,659)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,212,200    16,438,945     2,682,267    2,981,195     1,679,354      23,132,928    23,961,365    3,154,106      272,242,203
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,236,150    16,336,750     2,413,598    3,069,265     1,658,754      23,353,549    24,354,997    3,437,425      130,901,604
            --            --            --           --            --              --            --           --    1,701,619,685
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
    $3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
    ==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                NEW ENGLAND ZENITH FUND
                                 -------------------------------------------------------------------------------------
                                     BOND          MONEY         MID CAP      GROWTH AND                      U.S.
                                    INCOME         MARKET         VALUE         INCOME       SMALL CAP     GOVERNMENT
                                     SUB-           SUB-          SUB-           SUB-           SUB-          SUB-
                                   ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT        ACCOUNT
                                 ------------   ------------   -----------   ------------   ------------   -----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $   (796,913)  $  3,615,542   $  (385,226)  $  3,548,429   $     49,534   $  (297,255)
 Net realized and unrealized
   gain (loss) on
   investments.................     7,457,940             --     8,806,033    (15,764,696)     2,379,545     3,543,631
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    operations.................     6,661,027      3,615,542     8,420,807    (12,216,267)     2,429,079     3,246,376
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........    20,981,501     64,262,551    11,245,859     37,956,974     49,822,947     8,340,233
 Net transfers (to) from other
   sub-accounts................    (6,186,141)   (57,052,492)      973,171    (14,438,190)    24,184,686    (1,032,380)
 Net transfers to New England
   Life Insurance Company......    (8,889,624)   (10,741,668)   (3,494,101)   (17,948,170)   (11,620,987)   (3,973,856)
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............     5,905,736     (3,531,609)    8,724,929      5,570,614     62,386,646     3,333,997
                                 ------------   ------------   -----------   ------------   ------------   -----------
 Net increase in net assets....    12,566,763         83,933    17,145,736     (6,645,653)    64,815,725     6,580,373
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................    90,288,105     79,197,697    40,778,211    205,013,367    102,860,622    33,427,116
                                 ------------   ------------   -----------   ------------   ------------   -----------
NET ASSETS, AT END OF THE
 PERIOD........................  $102,854,868   $ 79,281,630   $57,923,947   $198,367,714   $167,676,347   $40,007,489
                                 ============   ============   ===========   ============   ============   ===========

 * For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements


                                           NEW ENGLAND ZENITH FUND
    ------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL
                      EQUITY         MAGNUM         VENTURE          BOND                       RESEARCH
      BALANCED        GROWTH         EQUITY          VALUE       OPPORTUNITIES    INVESTORS     MANAGERS
        SUB-           SUB-           SUB-            SUB-           SUB-           SUB-          SUB-
      ACCOUNT        ACCOUNT        ACCOUNT**       ACCOUNT         ACCOUNT        ACCOUNT       ACCOUNT
    ------------   ------------   -------------   ------------   -------------   -----------   -----------
    $   (800,108)  $    992,115   $    719,030    $ (2,762,931)   $  (504,861)   $   (92,256)  $  (209,008)
      (2,177,662)   (65,123,951)   (11,319,930)     27,385,276      4,264,736         65,243    (3,227,444)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (2,977,770)   (64,131,836)   (10,600,900)     24,622,345      3,759,875        (27,013)   (3,436,452)
      19,046,939    111,140,927     15,278,850      85,830,149     11,401,598      7,365,161    22,897,105
     (16,494,840)    22,908,629      1,588,988      17,371,367     (4,051,150)     2,328,944    17,030,505
     (10,943,978)   (36,849,018)   (65,542,960)    (27,249,947)    (6,863,007)      (703,591)   (1,608,417)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (8,391,879)    97,200,538    (48,675,122)     75,951,569        487,441      8,990,514    38,319,193
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
     (11,369,649)    33,068,702    (59,276,022)    100,573,914      4,247,316      8,963,501    34,882,741
     108,134,473    344,506,869     59,276,022     262,159,825     59,632,696      6,044,800     5,910,289
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
    $ 96,764,824   $377,575,571   $         --    $362,733,739    $64,080,012    $15,008,301   $40,793,030
    ============   ============   ============    ============    ===========    ===========   ===========


      METROPOLITAN SERIES FUND
     ---------------------------   --------------

      LARGE CAP    INTERNATIONAL
       GROWTH          STOCK
        SUB-           SUB-
      ACCOUNT*       ACCOUNT*          TOTAL
     -----------   -------------   --------------
     $   (38,691)   $   (35,162)   $    3,002,239
      (3,063,668)     2,104,433       (44,670,514)
     -----------    -----------    --------------
      (3,102,359)     2,069,271       (41,668,275)
      10,484,860     16,034,168       492,089,822
       4,152,400      8,716,503                --
        (137,952)    60,335,322      (146,231,954)
     -----------    -----------    --------------
      14,499,308     85,085,993       345,857,868
     -----------    -----------    --------------
      11,396,949     87,155,264       304,189,593
              --             --     1,397,430,092
     -----------    -----------    --------------
     $11,396,949    $87,155,264    $1,701,619,685
     ===========    ===========    ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has thirty-three investment sub-accounts as of December 31, 2001 each of which invests in the shares of one series or portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Met Series"), the Met Investors Series Trust and American Funds Insurance Series ("American Funds"). The series and portfolios of the Zenith Fund, the Met Series Fund, the Met Investors Series Trust and American Funds in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Met Series Fund, the Met Investors Series Trust and the American Funds are diversified, open-end management investment companies. The Account purchases or redeems shares of the thirty-three Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISKS AND ADMINISTRATION CHARGES. Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in
(1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Account for the mortality and expense fee for the risk NELICO assumes. Currently, the charges are made daily at an annual rate of (i) 1.30% to 1.55% of the Account assets attributable to the American Growth Series individual variable annuity contracts; (ii) 1.25% to 1.50% of the Account assets attributable to the American Growth Series-I individual variable annuity contracts; (iii) 1.15% to 2.10% of the Account assets attributable to the American Forerunner Series individual variable annuity contracts, depending on the Class of Contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series, American

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Growth Series-I as well as an annual administration contract charge of $30 per contract against the contract value in the Account for the American Growth Series and American Growth Series-I (though not to exceed 2% of the total contract value) and American Forerunner Series. The $30 administration charge is waived on American Growth Series and American Growth Series-I contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on American Forerunner Series contracts if the contract value is at least $50,000. A premium tax charge applies to the contracts in certain states.

4. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. INVESTMENT ADVISERS. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

                   SERIES                                       SUB-ADVISER
                   ------                                       -----------
State Street Research Money Market
                                               State Street Research & Management Company*
State Street Research Bond Income
                                               State Street Research & Management Company*
Westpeak Growth and Income
                                               Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value***
                                               Harris Associates L.P.
Loomis Sayles Small Cap
                                               Loomis Sayles & Company, L.P.
Balanced**
                                               Wellington Management Company, LLP.
Davis Venture Value****
                                               Davis Selected Advisers, L.P.
Alger Equity Growth
                                               Fred Alger Management, Inc.
Salomon Brothers U.S. Government
                                               Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
  Opportunities+
                                               Salomon Brothers Asset Management, Inc
MFS Investors Trust
                                               Massachusetts Financial Services Company
MFS Research Managers
                                               Massachusetts Financial Services Company

------------
   * Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ** Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 *** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
**** Davis Selected may also delegate any of its responsibilities to David
     Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis Selected. + The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                  PORTFOLIO                                SUB-INVESTMENT MANAGER
                  ---------                                ----------------------
Putnam Large Cap Growth
                                               Putnam Investment Management, LLC
Janus Mid Cap
                                               Janus Capital Corporation
Russell 2000 Index
                                               Metropolitan Life Insurance Company*
Putnam International Stock
                                               Putnam Investment Management, LLC
MetLife Stock Index
                                               Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index
                                               Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index
                                               Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond Index
                                               Metropolitan Life Insurance Company*
State Street Research Aurora Small Cap Value
                                               State Street Research & Management Company
Janus Growth
                                               Janus Capital Corporation
Neuberger Berman Partners Mid Cap Value
                                               Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
                                               Franklin Advisers, Inc.
State Street Research Investment Trust
                                               State Street Research & Management Company

------------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

Met Investors Advisory Corp. has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.

        PORTFOLIO                            ADVISER
        ---------                            -------
Lord Abbett Bond Debenture
                            Lord, Abbett & Co.
MFS Mid Cap Growth
                            Massachusetts Financial Services Company
MFS Research International
                            Massachusetts Financial Services Company
PIMCO Total Return
                            Pacific Investment Management Company LLC
PIMCO Innovation
                            PIMCO Equity Advisors

Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2001:

                                                               PURCHASES         SALES
                                                              ------------    ------------
State Street Research Bond Income Series Class A............  $ 49,348,884    $ 31,648,942
State Street Research Bond Income Series Class B***.........     8,231,183         316,496
State Street Research Money Market Series Class A...........   126,254,572     102,424,737
State Street Research Money Market Series Class B***........    19,243,578       3,897,773
Harris Oakmark Mid Cap Value Series Class A.................    64,469,305      24,051,902
Harris Oakmark Mid Cap Value Series Class E***..............     9,712,569          23,226
Westpeak Growth and Income Series Class A...................    20,551,822      45,585,638
Westpeak Growth and Income Series Class E***................     2,006,302         508,651
Loomis Sayles Small Cap Series Class A......................    23,949,419      42,425,581
Loomis Sayles Small Cap Series Class E***...................     2,086,508          67,120
Salomon Brothers U.S. Government Series Class A.............    30,115,574      15,056,633
Salomon Brothers U.S. Government Series Class E***..........     6,492,295         201,906
Balanced Series Class A.....................................    21,857,967      25,353,907
Balanced Series Class E***..................................     1,657,327          97,065
Alger Equity Growth Series Class A..........................    62,268,297      95,175,208
Alger Equity Growth Series Class E***.......................     4,871,391          21,771
Davis Venture Value Series Class A..........................    70,913,384      77,163,905
Davis Venture Value Series Class E***.......................    11,271,656         344,820
Salomon Brothers Strategic Bond Opportunities Series
  Class A...................................................    17,328,366      16,093,781
Salomon Brothers Strategic Bond Opportunities Series
  Class E***................................................     2,517,674         102,949
MFS Investors Trust Series Class A..........................     7,911,381       5,477,673
MFS Investors Trust Series Class E***.......................       709,713          10,256
MFS Research Managers Class A...............................    11,415,998      16,041,534
MFS Research Managers Class E***............................       375,960           5,978
Janus Mid Cap Portfolio Class B**...........................    15,116,270       3,203,239
Janus Growth Portfolio Class B**............................     3,072,747         209,558
Putnam Large Cap Growth Portfolio Class A...................    11,294,880       5,206,083
Putnam Large Cap Growth Portfolio Class E***................     1,120,790         106,043
Putnam International Stock Portfolio Class A................    33,804,500      36,468,212
Putnam International Stock Portfolio Class E***.............     2,191,829         101,622
Russell 2000 Index Portfolio Class B*.......................     7,193,970       1,358,901
State Street Research Aurora Small Cap Value Class A*.......    34,559,093       6,813,408
State Street Research Aurora Small Cap Value Class E***.....     6,186,058          19,574
State Street Research Investment Trust Class B**............     3,033,160         419,767
MetLife Stock Index Portfolio Class B*......................    16,917,806       2,490,866
MetLife Mid Cap Stock Index Portfolio Class B*..............     5,140,470         918,619
Lehman Bros Aggregate Bond Index Portfolio Class B*.........    17,695,555       4,011,072
Morgan Stanley EAFE Index Portfolio Class B*................     4,916,426       1,115,658
Neuberger Berman Partners Mid Cap Value Class B**...........     2,313,434         309,948
Franklin Templeton Small Cap Growth Class B**...............     4,284,669         448,311
Lord Abbett Bond Debenture Portfolio Class B**..............     3,985,973         785,487
PIMCO Total Return Portfolio Class B**......................    17,434,498       1,247,604

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                               PURCHASES         SALES
                                                              ------------    ------------
PIMCO Innovation Portfolio Class B**........................  $  3,180,580    $    508,764
MFS Mid Cap Growth Portfolio Class B**......................     3,582,792         647,732
MFS Research International Portfolio Class B**..............     1,870,562         201,199
American Funds Growth Fund Class 2**........................    25,933,434       2,948,055
American Funds Growth Income Fund Class 2**.................    26,710,681       2,862,391
American Funds Global Small Capitalization Class 2**........     3,641,162         460,801

  * For the period January 22, 2001 (Commencement of Sub-Account Operations) to December 31, 2001.

 ** For the period May 1, 2001 (Commencement of Sub-Account Operations) to
    December 31, 2001.

*** For the period July 1, 2001 (Commencement of Operations) to December 31,
    2001.

7. ANNUITY RESERVES. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

8. INCREASES (DECREASES) IN ACCUMULATION UNITS. A summary of units outstanding for variable annuity contracts for the year ended December 31, 2001:

                                               STATE STREET   STATE STREET      HARRIS       WESTPEAK
                                                 RESEARCH       RESEARCH       OAKMARK      GROWTH AND    LOOMIS SAYLES
                                               BOND INCOME    MONEY MARKET   MIDCAP VALUE     INCOME        SMALL CAP
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------   ------------   ------------   -----------   -------------
Units Outstanding 12/31/00...................   26,738,998     34,752,625     27,369,211    70,345,992      66,264,975
Units Purchased..............................   14,330,050     64,138,140     30,564,403     8,763,438      11,588,343
Units Redeemed...............................   (7,469,553)   (45,740,839)    (9,398,957)   (17,355,170)   (18,314,821)
                                                ----------    -----------     ----------    -----------    -----------
Units Outstanding 12/31/01...................   33,599,495     53,149,926     48,534,647    61,754,260      59,538,497
                                                ==========    ===========     ==========    ===========    ===========


                                               SALOMON BROTHERS
                                               U.S. GOVERNMENT     BALANCED
                                                 SUB-ACCOUNT      SUB-ACCOUNT
                                               ----------------   -----------
Units Outstanding 12/31/00...................     28,212,304       61,207,032
Units Purchased..............................     24,818,557       15,758,853
Units Redeemed...............................     (9,765,265)     (16,172,947)
                                                  ----------      -----------
Units Outstanding 12/31/01...................     43,265,596       60,792,938
                                                  ==========      ===========

                                                  DAVIS      SALOMON BROTHERS                            MFS            PUTNAM
                                ALGER EQUITY     VENTURE      STRATEGIC BOND          MFS              RESEARCH        LARGE CAP
                                   GROWTH         VALUE       OPPORTUNITIES     INVESTORS SERIES       MANAGER          GROWTH
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                ------------   -----------   ----------------   ----------------   ----------------   -----------
Units Outstanding 12/31/00....  118,611,204    118,784,788      42,019,046         14,955,447         36,163,045       15,757,750
Units Purchased...............   23,275,804    30,204,506       12,547,419         26,842,227         12,143,047       78,373,893
Units Redeemed................  (32,058,835)   (27,133,833)     (9,591,337)       (23,026,196)       (16,751,309)     (65,587,378)
                                -----------    -----------      ----------        -----------        -----------      -----------
Units Outstanding 12/31/01....  109,828,173    121,855,461      44,975,128         18,771,478         31,554,783       28,544,265
                                ===========    ===========      ==========        ===========        ===========      ===========

                                                                                                                        LEHMAN
                                                                                                                       BROTHERS
                                   PUTNAM                                                   METLIFE       MORGAN       AGGREGATE
                                INTERNATIONAL      JANUS        RUSSELL       METLIFE       MID CAP       STANLEY        BOND
                                    STOCK         MID CAP     2000 INDEX    STOCK INDEX   STOCK INDEX   EAFE INDEX       INDEX
                                 SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -------------   -----------   -----------   -----------   -----------   -----------   -----------
Units Outstanding 12/31/00....    58,500,680            --            --            --            --            --            --
Units Purchased...............    54,103,903     8,520,828     6,276,796     4,798,937     8,630,676     5,500,743    15,555,765
Units Redeemed................   (53,695,549)   (2,130,243)   (1,140,399)     (784,700)   (4,396,302)   (1,132,821)   (3,192,081)
                                 -----------    ----------    ----------     ---------    ----------    ----------    ----------
Units Outstanding 12/31/01....    58,910,034     6,390,585     5,136,397     4,014,237     4,234,374     4,167,922    12,363,684
                                 ===========    ==========    ==========     =========    ==========    ==========    ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                     STATE STREET
                                       RESEARCH
                                        AURORA                    NEUBERGER BERMAN   FRANKLIN TEMPLETON     STATE STREET
                                      SMALL CAP        JANUS      PARTNERS MID CAP       SMALL CAP            RESEARCH
                                        VALUE         GROWTH           VALUE               GROWTH         INVESTMENT TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                     ------------   -----------   ----------------   ------------------   ----------------
Units Outstanding 12/31/00.........           --            --              --                  --                 --
Units Purchased....................   30,518,848     3,908,061       1,559,968           4,994,888            444,478
Units Redeemed.....................   (5,164,208)     (287,680)       (198,496)           (491,153)           (32,317)
                                      ----------     ---------       ---------           ---------            -------
Units Outstanding 12/31/01.........   25,354,640     3,620,381       1,361,472           4,503,735            412,161
                                      ==========     =========       =========           =========            =======


                                      LORD ABBETT        PIMCO
                                     BOND DEBENTURE   TOTAL RETURN
                                      SUB-ACCOUNT     SUB-ACCOUNT
                                     --------------   ------------
Units Outstanding 12/31/00.........           --               --
Units Purchased....................    2,700,809       16,303,773
Units Redeemed.....................     (335,837)        (798,517)
                                       ---------       ----------
Units Outstanding 12/31/01.........    2,364,972       15,505,256
                                       =========       ==========

                                              PIMCO      MFS MID CAP   MFS RESEARCH    AMERICAN FUNDS   AMERICAN FUNDS
                                           INNOVATION      GROWTH      INTERNATIONAL       GROWTH       GROWTH & INCOME
                                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                           -----------   -----------   -------------   --------------   ---------------
Units Outstanding 12/31/00...............          --            --             --              --                --
Units Purchased..........................   4,896,624     4,098,757      2,102,904       2,430,001         3,386,457
Units Redeemed...........................    (933,700)     (404,101)      (183,536)       (295,625)         (393,957)
                                            ---------     ---------      ---------       ---------         ---------
Units Outstanding 12/31/01...............   3,962,924     3,694,656      1,919,368       2,134,376         2,992,500
                                            =========     =========      =========       =========         =========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL
                                           CAPITALIZATION
                                            SUB-ACCOUNT
                                           --------------
Units Outstanding 12/31/00...............           --
Units Purchased..........................    2,887,062
Units Redeemed...........................     (325,299)
                                             ---------
Units Outstanding 12/31/01...............    2,561,763
                                             =========

9. UNIT VALUES. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.

                                               STATE STREET      STATE STREET        HARRIS          WESTPEAK
                                                 RESEARCH          RESEARCH         OAKMARK         GROWTH AND      LOOMIS SAYLES
                                               BOND INCOME       MONEY MARKET     MIDCAP VALUE        INCOME          SMALL CAP
                                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                             ----------------   --------------   --------------   --------------   ---------------
Units 2001.................................       33,599,495       53,149,926        48,534,647       61,754,260        59,538,497
Unit Value.................................     3.46 to 4.15     1.96 to 2.35      2.47 to 2.69     2.22 to 2.41      2.13 to 2.29
Net Assets (In thousands)..................          138,063          123,089           129,180          147,774           135,409
Investment Income Ratio to Average Net
 Assets(1).................................              8.0%             3.6%              0.5%             0.9%              7.3%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.86%    1.15% to 1.85%
Total Return(3)............................          3% to 7%         0% to 3%         4% to 26%      -9% to -15%       -5% to -10%


                                             SALOMON BROTHERS
                                             U.S. GOVERNMENT       BALANCED
                                               SUB-ACCOUNT       SUB-ACCOUNT
                                             ----------------   --------------
Units 2001.................................       43,265,596        60,792,938
Unit Value.................................     1.41 to 1.50      1.40 to 1.50
Net Assets (In thousands)..................           64,481            90,522
Investment Income Ratio to Average Net
 Assets(1).................................              5.7%              4.1%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%    1.15% to 1.85%
Total Return(3)............................          3% to 5%        -2% to -6%

                                                                                            SALOMON BROTHERS
                                                           ALGER EQUITY    DAVIS VENTURE     STRATEGIC BOND          MFS
                                                              GROWTH           VALUE         OPPORTUNITIES     INVESTORS SERIES
                                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                          --------------   --------------   ----------------   ----------------
Units 2001..............................................     109,828,173     121,855,461         44,975,128         18,771,478
Unit Value..............................................    2.60 to 2.78    2.52 to 2.69       1.51 to 1.62       0.81 to 0.84
Net Assets (In thousands)...............................         303,228         325,852             72,204             15,612
Investment raceme Ratio to Average Net Assets(1)........             6.1%           10.4%               8.1%               0.4%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%
Total Return(3).........................................      -9% to -13%     -5% to -12%           2% to 5%        -7% to -17%

                                                               MFS              PUTNAM
                                                             RESEARCH         LARGE CAP
                                                             MANAGER            GROWTH
                                                           SUB-ACCOUNT       SUB-ACCOUNT
                                                          --------------   ----------------
Units 2001..............................................      31,554,783        28,544,265
Unit Value..............................................    0.86 to 0.88              0.49
Net Assets (In thousands)...............................          27,740            14,078
Investment raceme Ratio to Average Net Assets(1)........             1.0%              0.0%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%    1.15% to 1.85%
Total Return(3).........................................     -10% to -22%      -14% to -31%

                                                     PUTNAM                                                          METLIFE
                                                  INTERNATIONAL       JANUS          RUSSELL         METLIFE         MID CAP
                                                      STOCK          MID CAP       2000 INDEX      STOCK INDEX     STOCK INDEX
                                                   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                  -------------   -------------   -------------   -------------   -------------
Units 2001......................................    58,910,034        6,390,585       5,136,397       4,014,237       4,234,374
Unit value......................................  1.06 to 1.18     1.50 to 1.57    1.16 to 1.19    3.23 to 3.61    1.02 to 1.03
Net Assets (In thousands).......................        68,676            9,896           6,037          14,055           4,326
Investment Income Ratio to Average Net
 Assets(1)......................................           3.7%             0.0%            0.1%            0.7%            0.2%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%
Total Return(3).................................    -9% to -22%     -17% to -40%      -1% to -3%     -7% to -15%      -1% to -2%

                                                                   LEHMAN BROTHERS
                                                  MORGAN STANLEY   AGGREGATE BOND
                                                    EAFE INDEX          INDEX
                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                  --------------   ---------------
Units 2001......................................      4,167,922        12,363,684
Unit value......................................   0.83 to 0.86      1.10 to 1.14
Net Assets (In thousands).......................          3,547            13,956
Investment Income Ratio to Average Net
 Assets(1)......................................            0.2%              0.7%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%    1.15% to 1.85%
Total Return(3).................................    -10% to -23%          3% to 5%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                       STATE STREET
                                         RESEARCH                       NEUBERGER BERMAN   FRANKLIN TEMPLETON     STATE STREET
                                          AURORA            JANUS       PARTNERS MID CAP       SMALL CAP            RESEARCH
                                      SMALL CAP VALUE      GROWTH            VALUE               GROWTH         INVESTMENT TRUST
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                      ---------------   -------------   ----------------   ------------------   ----------------
Units 2001..........................      25,354,640        3,620,381        1,361,472           4,503,735             412,161
Unit Value..........................    1.38 to 1.40     0.77 to 0.78     1.47 to 1.51                0.88        5.68 to 6.77
Net Assets (In thousands)...........          35,487            2,804            2,042               3,961               2,640
Investment Income Ratio to Average
 Net Assets(1)......................             0.3%             0.0%             0.0%                0.0%                0.0%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%      1.15% to 1.88%      1.15% to 1.85%
Total Return(3).....................      -2% to 14%     -18% to -23%       -3% to -4%         -8% to -12%         -9% to -12%


                                       LORD ABBETT         PIMCO
                                      BOND DEBENTURE   TOTAL RETURN
                                       SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------   -------------
Units 2001..........................      2,364,972       15,505,256
Unit Value..........................   1.32 to 1.39             1.07
Net Assets (In thousands)...........          3,236           16,337
Investment Income Ratio to Average
 Net Assets(1)......................            2.0%             1.6%
Expenses as a percent of Average Net
 Assets(2)..........................  1.15% to 1.85%   1.15% to 1.85%
Total Return(3).....................      -1% to 1%         6% to 7%

                                                                                                  AMERICAN FUNDS   AMERICAN FUNDS
                                  PIMCO        MFS MID CAP     MFS RESEARCH     AMERICAN FUNDS       GROWTH &       GLOBAL SMALL
                               INNOVATION        GROWTH        INTERNATIONAL        GROWTH            INCOME       CAPITALIZATION
                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                              -------------   -------------   ---------------   ---------------   --------------   --------------
Units 2001..................     3,962,924       3,694,656         1,919,368         2,134,376        2,992,500         2,561,763
Unit Value..................          0.61    0.82 to 0.83      0.84 to 0.85     9.67 to 11.48     7.20 to 8.54      1.31 to 1.35
Net Assets (In thousands)...         2,414           3,069             1,659            23,354           24,355             3,437
Investment Income Ratio to
 Average Net Assets(1)......           0.0%            0.0%              0.0%              5.6%             2.5%              0.9%
Expenses as a percent of
 Average Net Assets(2)......  1.15% to 1.85%  1.15% to 1.85%   1.15% to 1.85%    1.40% to 2.10%   1.40% to 2.10%    1.40% to 2.10%
Total Return(3).............   -19% to -26%    -11% to -16%       -8% to -13%      -12% to -15%       -3% to -4%        -8% to -9%

---------------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2001 AND 2000
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2001      2000
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $  344    $  245
  Equity securities, at fair value..........................      27        24
  Policy loans..............................................     262       234
  Other limited partnership interests.......................      20        13
  Short-term investments....................................      --        10
                                                              ------    ------
        Total investments...................................     653       526
Cash and cash equivalents...................................     222       114
Accrued investment income...................................      19        20
Premiums and other receivables..............................     133       121
Deferred policy acquisition costs...........................   1,185     1,021
Other assets................................................     113       110
Separate account assets.....................................   5,725     5,651
                                                              ------    ------
        TOTAL ASSETS........................................  $8,050    $7,563
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits......................................  $  245    $  190
Policyholder account balances...............................     661       412
Other policyholder funds....................................     296       249
Policyholder dividends payable..............................       2         2
Current income taxes payable................................      --         3
Deferred income taxes payable...............................      68        20
Other liabilities...........................................     115       179
Separate account liabilities................................   5,725     5,651
                                                              ------    ------
        TOTAL LIABILITIES...................................   7,112     6,706
                                                              ------    ------
Commitments and contingencies (Notes 6 and 8)
STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value;1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     284       216
Accumulated other comprehensive income (loss)...............       4        (9)
                                                              ------    ------
        TOTAL STOCKHOLDER'S EQUITY..........................     938       857
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,050    $7,563
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                              2001    2000    1999
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $117    $125    $124
Universal life and investment-type product policy fees......   351     272     241
Net investment income.......................................    44      63      68
Other revenues..............................................   221     283     215
Net investment (losses) gains...............................    (1)    (28)      3
                                                              ----    ----    ----
        TOTAL REVENUES......................................   732     715     651
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   104     150     193
Interest credited to policyholder account balances..........    24      20      11
Policyholder dividends......................................     3      18      21
Other expenses..............................................   483     490     351
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   614     678     576
                                                              ----    ----    ----
Income before provision for income taxes....................   118      37      75
Provision for income taxes..................................    42      25      29
                                                              ----    ----    ----
NET INCOME..................................................  $ 76    $ 12    $ 46
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                                                         ACCUMULATED
                                                             ADDITIONAL                     OTHER
                                                   COMMON      PAID-IN      RETAINED    COMPREHENSIVE
                                                   STOCK       CAPITAL      EARNINGS    INCOME (LOSS)    TOTAL
                                                   ------    -----------    --------    -------------    -----
BALANCE AT JANUARY 1, 1999.......................    $3         $647          $178          $ 17         $845
  Dividends on preferred stock...................                               (9)                        (9)
  Comprehensive income:
    Net income...................................                               46                         46
    Other comprehensive loss:
      Unrealized investment losses, net of
        related offsets, reclassification
        adjustments and income taxes.............                                            (28)         (28)
                                                                                                         ----
  Comprehensive income...........................                                                          18
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 1999.....................     3          647           215           (11)         854
  Dividends on preferred stock...................                              (11)                       (11)
  Comprehensive income:
    Net income...................................                               12                         12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                              2            2
                                                                                                         ----
  Comprehensive income...........................                                                          14
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 2000.....................     3          647           216            (9)         857
  Dividends on preferred stock...................                               (8)                        (8)
  Comprehensive income:
    Net income...................................                               76                         76
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                             13           13
                                                                                                         ----
  Comprehensive income...........................                                                          89
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 2001.....................    $3         $647          $284          $  4         $938
                                                     ==         ====          ====          ====         ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                               2001      2000     1999
                                                              -------   -------   -----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    76   $    12   $  46
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................       10        13      14
    Gains (losses) from sale of investments and business,
     net....................................................        1        28      (3)
    Interest credited to policyholder account balances......       24        20      11
    Universal life and investment-type product policy
     fees...................................................     (351)     (272)   (241)
    Change in accrued investment income.....................        1        10      (8)
    Change in premiums and other receivables................      (12)       (2)     25
    Change in deferred policy acquisition costs, net........     (153)     (113)   (186)
    Change in insurance-related liabilities.................      102      (420)    113
    Change in income taxes payable..........................       40       (11)    (27)
    Change in other liabilities.............................      (64)       26      58
  Other, net................................................      (13)       18      19
                                                              -------   -------   -----
Net cash used in operating activities.......................     (339)     (691)   (179)
                                                              -------   -------   -----
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      135       587     114
    Equity securities.......................................       --        35       2
  Purchases of:
    Fixed maturities........................................     (226)      (87)   (158)
    Equity securities.......................................       (5)       (9)    (10)
    Real estate and real estate joint ventures..............       --        --      (3)
  Net change in short-term investments......................       10        53     (10)
  Net change in policy loans................................      (28)      (52)    (46)
  Losses from sale of business, net.........................       --       (54)     --
  Other, net................................................       (7)       (3)     24
                                                              -------   -------   -----
Net cash (used in) provided by investing activities.........     (121)      470     (87)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    2,245     1,872     518
    Withdrawals.............................................   (1,669)   (1,532)   (222)
  Financial reinsurance receivables.........................       --        --      33
  Long-term debt repaid.....................................       --       (77)    (13)
  Dividends on preferred stock..............................       (8)      (11)     (9)
                                                              -------   -------   -----
Net cash provided by financing activities...................      568       252     307
Change in cash and cash equivalents.........................      108        30      41
Cash and cash equivalents, beginning of year................      114        84      43
                                                              -------   -------   -----
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   222   $   114   $  84
                                                              =======   =======   =====
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     2   $     7   $  --
                                                              =======   =======   =====
    Income taxes............................................  $     7   $    22   $  30
                                                              =======   =======   =====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company and its subsidiaries (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage. The Company also administers certain business activities for Metropolitan Life.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations) New England Securities Corporation ("NES"), MetLife Advisers LLC ("Advisers"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. On November 5, 1999 New England Financial Distributors ("NEFD"), a Limited Liability Corporation, was formed in which NELICO owns a majority interest. On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to March 2000, Advisers was named TNE Advisers, Inc.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD, was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method to account for its investments in other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities and policy loans, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income and impairments, determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions that could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $54 million and $53 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $1 million, $9 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Computer Software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Such costs are amortized over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $10 million and $1 million at December 31, 2001 and 2000, respectively. Related amortization expense was $8 million, and $2 million for the years ended December 31, 2001, and 2000, respectfully.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-medical health policies are amortized over the estimated life of the policy in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur.

Information regarding deferred policy acquisition costs is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2001      2000     1999
                                                              ------    ------    ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,021    $  931    $711
Capitalization of policy acquisition costs..................     216       223     217
                                                              ------    ------    ----
    Total...................................................   1,237     1,154     928
                                                              ------    ------    ----
Amortization allocated to:
  Net realized investment gains (losses)....................      --         1      (1)
  Unrealized investment (losses) gains......................     (11)       23     (33)
  Other expenses............................................      63       109      31
                                                              ------    ------    ----
    Total amortization......................................      52       133      (3)
                                                              ------    ------    ----
Balance at December 31......................................  $1,185    $1,021    $931
                                                              ======    ======    ====

Amortization of deferred policy acquisition costs is allocated to: (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................    $17       $19       $21
Amortization................................................     (2)       (2)       (2)
                                                                ---       ---       ---
Net balance at December 31..................................    $15       $17       $19
                                                                ===       ===       ===

                                                              DECEMBER 31,
                                                              ------------
                                                              2001    2000
                                                              ----    ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Accumulated amortization....................................   $8      $6
                                                               ==      ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 4% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liability range from 4% to 7%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 4% to 8%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

DIVIDENDS TO POLICYHOLDERS

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force, and 9% of the number of life insurance policies in force at December 31, 2001 and 2000. Participating policies represented approximately 52% and 67%, 55% and 65% and 57% and 62% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

INCOME TAXES

NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims, only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $2 million for the years ended December 31, 2001, 2000 and 1999. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principals to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 21        $1      $--       $ 22
  Foreign governments.......................................       2        --      --           2
  Corporate.................................................     181         6       3         184
  Mortgage- and asset-backed securities.....................      86        --      --          86
  Other.....................................................      50         1       1          50
                                                                ----        --      --        ----
    Total fixed maturities..................................    $340        $8      $4        $344
                                                                ====        ==      ==        ====
Equity securities:
  Common stocks.............................................    $ 30        $--     $3        $ 27
                                                                ----        --      --        ----
    Total equity securities.................................    $ 30        $--     $3        $ 27
                                                                ====        ==      ==        ====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 28        $--     $--       $ 28
  Foreign governments.......................................      26        --       1          25
  Corporate.................................................     171         2       6         167
  Mortgage- and asset-backed securities.....................      25         1       1          25
                                                                ----        --      --        ----
    Total fixed maturities..................................    $250        $3      $8        $245
                                                                ====        ==      ==        ====
Equity securities:
  Common stocks.............................................    $ 26        $2      $4        $ 24
                                                                ----        --      --        ----
    Total equity securities.................................    $ 26        $2      $4        $ 24
                                                                ====        ==      ==        ====

The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 19          $ 19
Due after one year through five years.......................      76            79
Due after five years through ten years......................     107           108
Due after ten years.........................................      52            52
                                                                ----          ----
    Total...................................................     254           258
Mortgage- and asset-backed securities.......................      86            86
                                                                ----          ----
    Total fixed maturities..................................    $340          $344
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sale of securities classified available-for-sale as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Proceeds....................................................  $127      $119      $67
Gross realized gains........................................     2         1        2
Gross realized losses.......................................     2         1        1

Gross investment losses above exclude write-downs of $1 million recorded during 2001 for other than temporarily impaired available-for-sale securities of $1 million. There were no write-downs recorded for the years ended December 31, 2000 and 1999.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2001 and 2000.

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $23       $48       $54
Equity securities...........................................    1         2        14
Real estate and real estate joint ventures..................   --        --         1
Policy loans................................................   14        12         9
Other limited partnership interests.........................    5         2        (3)
Cash, cash equivalents and short-term investments...........   --        --         3
Other.......................................................    2         4        (4)
                                                              ---       ---       ---
    Total...................................................   45        68        74
Less: Investment expenses...................................    1         5         6
                                                              ---       ---       ---
    Net investment income...................................  $44       $63       $68
                                                              ===       ===       ===

NET INVESTMENT (LOSSES) GAINS

Net investment (losses) gains were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $--       $--       $ 1
Equity securities...........................................   --       (28)       --
Other.......................................................   (1)       (1)        3
                                                              ---       ----      ---
    Total...................................................   (1)      (29)        4
Amounts allocable to deferred policy costs..................   --         1        (1)
                                                              ---       ----      ---
    Net investment (losses) gains...........................  $(1)      $(28)     $ 3
                                                              ===       ====      ===

Investment (losses) gains have been reduced by deferred policy acquisition costs amortization to the extent that such amortization results from realized investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................   $4       $(5)      $(35)
Equity securities...........................................   (3)       (2)         3
Other invested assets.......................................   (2)       --         --
                                                               --       ---       ----
    Total...................................................   (1)       (7)       (32)
                                                               --       ---       ----
Amounts allocable to
    Deferred policy acquisition costs.......................    5        (6)        17
Deferred income taxes.......................................   --         4          4
                                                               --       ---       ----
    Total...................................................    5        (2)        21
                                                               --       ---       ----
    Net unrealized investment gains (losses)................   $4       $(9)      $(11)
                                                               ==       ===       ====

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $(9)      $(11)     $ 17
Unrealized gains (losses) during the year...................    6        25        (74)
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................   11       (23)        33
Deferred income taxes.......................................   (4)       --         13
                                                              ---       ----      ----
Balance at December 31......................................  $ 4       $(9)      $(11)
                                                              ===       ====      ====
Net change in unrealized investment gains (losses)..........  $13       $ 2       $(28)
                                                              ===       ====      ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     222          222
Liabilities:
  Policyholder account balances.............................     228          222

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2000
Assets:
  Fixed maturities..........................................    $245         $245
  Equity securities.........................................      24           24
  Policy loans..............................................     234          234
  Short-term investments....................................      10           10
  Cash and cash equivalents.................................     114          114
Liabilities:
  Policyholder account balances.............................     101           99

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2001       2000     2001     2000
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 286      $254     $ 45     $ 47
  Service cost..............................................      --         7       --        1
  Interest cost.............................................      --        20        1        3
  Actuarial losses (gains)..................................      --        13       (1)      (2)
  Transfers out of controlled group.........................    (286)       --      (31)      --
  Benefits paid.............................................      --        (8)      (1)      (4)
                                                               -----      ----     ----     ----
Projected benefit obligation at end of year.................      --       286       13       45
                                                               -----      ----     ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     213       210       --       --
  Actuarial return on plan assets...........................      --         6       --       --
  Employer and participant contribution.....................      --         5       --       --
  Transfers out of controlled group.........................    (213)       --       --       --
  Benefits paid.............................................      --        (8)      --       --
                                                               -----      ----     ----     ----
Contract value of plan assets at end of year................      --       213       --       --
Under funded................................................      --       (73)     (13)     (45)
                                                               -----      ----     ----     ----
Unrecognized net actuarial losses (gains)...................      --        32      (18)     (21)
Unrecognized prior service cost.............................      --        15       --       --
                                                               -----      ----     ----     ----
Accrued benefit cost........................................   $  --      $(26)    $(31)    $(66)
                                                               =====      ====     ====     ====
Accrued liability pension cost..............................   $  --      $ (3)
Non-qualified plan accrued pension cost.....................      --       (23)
                                                               -----      ----
Accrued Liability...........................................   $  --      $(26)
                                                               =====      ====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                                   NON-QUALIFIED
                                                QUALIFIED PLAN          PLAN             TOTAL
                                                ---------------    --------------    -------------
                                                2001      2000     2001     2000     2001    2000
                                                -----    ------    -----    -----    ----    -----
                                                              (DOLLARS IN MILLIONS)
Aggregate projected benefit obligation........   $--     $(245)     $--     $(41)     $--    $(286)
Aggregate contract value of plan assets
  (principally Company contracts).............   --        213      --        --      --       213
                                                 --      -----      --      ----      --     -----
Under funded..................................   $--     $ (32)     $--     $(41)     $--    $ (73)
                                                 ==      =====      ==      ====      ==     =====

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                               2001      2000     2001     2000
                                                              ------    ------    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................    N/A      7.75%    7.40%    7.50%
Expected rate of return on plan assets......................    N/A      9.00%     N/A      N/A
Rate of compensation increase...............................    N/A      5.50%     N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9.5% in 2001, gradually decreasing to 5% in 2010 and generally 7% in 2000, gradually decreasing to 5% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                       PENSION BENEFITS         OTHER BENEFITS
                                     --------------------    --------------------
                                     2001    2000    1999    2001    2000    1999
                                     ----    ----    ----    ----    ----    ----
                                                (DOLLARS IN MILLIONS)
Service cost.......................  --        7       8      --       1       1
Interest cost......................  --       20      18       1       3       3
Expected return on plan assets.....  --      (19)    (15)     --      --      --
Amortization of prior actuarial
  gains............................  --        1       1      (1)     (1)     (1)
                                      --     ---     ---      --      --      --
Net periodic benefit cost..........  --        9      12      --       3       3
                                      ==     ===     ===      ==      ==      ==

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

5. SEPARATE ACCOUNTS

Separate accounts reflect non-guaranteed separate accounts totaling $5,725 million and $5,651 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $46 million and $37 million for the years ended December 31, 2001, 2000 and 1999, respectively.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2001, 2000, and 1999.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

7. INCOME TAXES

The provision for income tax expense in the consolidated statements of income is shown below:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................    $(2)     $ 36       $21
                                                                ---      ----       ---
                                                                 (2)       36        21
                                                                ---      ----       ---
Deferred:
  Federal...................................................     44       (12)        8
  State and local...........................................     --         1        --
                                                                ---      ----       ---
                                                                 44       (11)        8
                                                                ---      ----       ---
Provision for income taxes..................................    $42      $ 25       $29
                                                                ===      ====       ===

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................    $42       $13       $26
Tax effect of:
  Tax exempt investment income..............................     (2)       --        --
  Sale of Subsidiaries......................................     --        10        --
  Other, net................................................      2         2         3
                                                                ---       ---       ---
Provision for income taxes..................................    $42       $25       $29
                                                                ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001          2000
                                                              --------      --------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................    $284          $283
  Tax loss carry-forwards...................................      10            10
  Net unrealized investment losses..........................      --             4
  Other.....................................................      20            11
                                                                ----          ----
                                                                 314           308
                                                                ----          ----
  Less: valuation allowance.................................      10            10
                                                                ----          ----
                                                                 304           298
                                                                ----          ----
Deferred income tax liabilities:
  Investments...............................................       6             2
  Deferred policy acquisition costs.........................     344           298
  Other.....................................................      22            18
                                                                ----          ----
                                                                 372           318
                                                                ----          ----
Net deferred tax liability..................................    $(68)         $(20)
                                                                ====          ====

8. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2001      2000     1999
                                                              ------    ------    -----
                                                                (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 305     $ 221     $163
Reinsurance assumed.........................................    (10)       11       58
Reinsurance ceded...........................................   (178)     (107)     (97)
                                                              -----     -----     ----
Net premiums................................................  $ 117     $ 125     $124
                                                              =====     =====     ====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 102     $  73     $ 52
                                                              =====     =====     ====

Reinsurance recoverables, included in premiums and other receivables, were $94 million and $80 million at December 31, 2001 and 2000 respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 4       $ 4       $ 2
  Reinsurance recoverables..................................   (3)       (3)       (1)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    1         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1        --        --
                                                              ---       ---       ---
                                                                1        --        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    2         1         1
  Add: Reinsurance recoverables.............................    5         3         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $ 7       $ 4       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other operating costs and expenses consisted of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $ 106     $  92     $  97
Commissions.................................................    224       234       195
Interest and debt issue costs...............................      2         6         5
Amortization of policy acquisition costs....................     63       109        31
Capitalization of policy acquisition costs..................   (216)     (223)     (217)
Rent, net of sublease income................................     20        48         6
Insurance taxes, licenses, and fees.........................     23        27        21
Other.......................................................    261       197       213
                                                              -----     -----     -----
  Total other expenses......................................  $ 483     $ 490     $ 351
                                                              =====     =====     =====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

10. STATUTORY FINANCIAL INFORMATION

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001         2000
                                                              ---------    ---------
                                                              (DOLLARS IN MILLIONS)
Statutory capital and surplus...............................   $  364       $  353
GAAP adjustments for:
  Future policy benefits and policyholders account
    balances................................................     (325)        (338)
  Deferred policy acquisition costs.........................    1,185        1,021
  Deferred income taxes.....................................      (88)         (20)
  Valuation of investments..................................        2           (5)
  Statutory asset valuation reserves........................       12           16
  Other, net................................................     (212)        (170)
                                                               ------       ------
Stockholder's Equity........................................   $  938       $  857
                                                               ======       ======

                                                                   DECEMBER 31,
                                                              ----------------------
                                                              2001    2000     1999
                                                              ----    -----    -----
                                                              (DOLLARS IN MILLIONS)
Net change in statutory capital and surplus.................  $11     $ (11)   $ (41)
GAAP adjustment for:
  Future policy benefits and policyholders account
    balances................................................   26      (311)    (296)
  Deferred policy acquisition costs.........................  153       177      186
  Deferred income taxes.....................................  (44)       11       (8)
  Valuation of investments..................................    8       (61)      14
  Other, net................................................  (78)      207      191
                                                              ----    -----    -----
Net Income..................................................  $76     $  12    $  46
                                                              ====    =====    =====

In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME (LOSS)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              2001     2000     1999
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 20     $ 23     $(72)
Income tax effect of holding gains or losses................    (5)      16       22
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   (12)      --       (3)
  Amortization of premium and discount on investments.......    (1)      --       --
  Recognized holding (losses) gains allocated to other
    policyholder amounts....................................    --       --        1
  Income tax effect.........................................     3       --        1
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    11      (23)      33
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................    (3)     (14)     (10)
                                                              ----     ----     ----
Net unrealized investment gains (losses)....................    13        2      (28)
                                                              ----     ----     ----
Other comprehensive income (loss)...........................  $ 13     $  2     $(28)
                                                              ====     ====     ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $73 million for administrative services in 2001. The Company charged Metropolitan Life $164 million and $161 million for administrative services for 2000 and 1999, respectively. In addition, $61 million and $9 million for 2000 and 1999, respectively, were charged to Metropolitan Life by the Company for other miscellaneous services. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses. Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $8 million, $11 million and $9 million of dividends on the preferred stock in 2001, 2000 and 1999, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. The Company paid $5 million in 2001, made no payments in 2000 and paid $3 million in 1999 under these agreements, which expired in 2001.

Commissions earned by NES from sales of New England Funds ("NEF") shares, a subsidiary of MetLife through October 2000, were $12 million in 2000 and 1999, respectively. NES earned asset-based income of $10 million, and $11 million on average assets under management with NEF of approximately $3,500 million and $4,500 million in 2000 and 1999, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42         $    1      $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --             64         351
Net investment income.....................        (6)           3          3         1             43          44
Other revenues............................         6            3          4        10            198         221
Net investment gains (losses).............         2           --         --        --             (3)         (1)
Policyholder benefits and claims..........        69            2         (2)       32              3         104
Interest credited to policyholder.........        18            3          3        --             --          24
Policyholders' Dividends..................         3           --         --        --             --           3
Other Expenses............................       160           32          7        13            271         483
Income (loss) before provision for income
  taxes...................................        72           --          9         8             29         118
Provision (benefit) for income taxes......        24           --          3         3             12          42
Net income (loss).........................        48           --          6         5             17          76
Total assets..............................     3,704        2,047      1,252        48          1,001       8,052
Deferred policy acquisition costs.........     1,062          101         11         5              6       1,185
Separate account assets...................     2,709        1,834      1,182        --             --       5,725
Policyholder liabilities..................       894          182         47        42             39       1,204
Separate account liabilities..............     2,709        1,834      1,182        --             --       5,725

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2000                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   70       $   --      $ --       $ 36          $ 19       $  125
Universal life and investment-type product
  policy fees.............................       210           25         7         --            30          272
Net investment income.....................       (13)          (1)        1         --            76           63
Other revenues............................        11           10         7          8           247          283
Net investment gains (losses).............        35            2        (2)        --           (63)         (28)
Policyholder benefits and claims..........        83            6        --         31            30          150
Interest credited to policyholder.........        13            2         3         --             2           20
Policyholders' Dividends..................         3           --        --         --            15           18
Other Expenses............................       153           33         8         13           283          490
Income (loss) before provision for income
  taxes...................................        61           (5)        2         --           (21)          37
Provision (benefit) for income taxes......         9           (3)        2         --            17           25
Net income (loss).........................        52           (2)       --         --           (38)          12
Total assets..............................     3,634        1,788       773        406           962        7,563
Deferred policy acquisition costs.........       915           83        11         12            --        1,021
Separate account assets...................     2,879        1,704       726        342            --        5,651
Policyholder liabilities..................       676           70        38         58            11          853
Separate account liabilities..............     2,879        1,704       726        342            --        5,651

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 1999                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   63       $   --      $ --       $ 29         $   32      $  124
Universal life and investment-type product
  policy fees.............................       198           17         4         --             22         241
Net investment income.....................       (31)          --        --         --             99          68
Other revenues............................        23            7         3         34            148         215
Net investment gains (losses).............        --           --        --         --              3           3
Policyholder benefits and claims..........       125            5        --         24             39         193
Interest credited to policyholder.........         9            2         1         --             (1)         11
Policyholders' Dividends..................         2           --        --         --             19          21
Other Expenses............................       123           22         6         36            164         351
Income (loss) before provision for income
  taxes...................................        (6)          (5)       --          3             83          75
Provision (benefit) for income taxes......         1           (2)       --          1             29          29
Net income (loss).........................        (7)          (3)       --          2             54          46
Total assets..............................     3,276        1,441       569        266          1,579       7,131
Deferred policy acquisition costs.........       772           63        10          9             77         931
Separate account assets...................     2,705        1,399       518        218             --       4,840
Policyholder liabilities..................       536           44        45         44            518       1,187
Separate account liabilities..............     2,705        1,399       518        218             --       4,840

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.